                                 [WELLS FARGO FUNDS LOGO]



SEMI-ANNUAL REPORT
LIFEPATH-REGISTERED TRADEMARK- FUNDS



                                 August 31, 2000



                                 LIFEPATH OPPORTUNITY FUND

                                 LIFEPATH 2010-REGISTERED TRADEMARK- FUND

                                 LIFEPATH 2020-REGISTERED TRADEMARK- FUND

                                 LIFEPATH 2030-REGISTERED TRADEMARK- FUND

                                 LIFEPATH 2040-REGISTERED TRADEMARK- FUND

                                                                  LIFEPATH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS.........................................................1
---------------------------------------------------------------------

PERFORMANCE AT A GLANCE
---------------------------------------------------------------------

  PORTFOLIO REVIEW.............................................................2

  STRATEGIC OVERVIEW...........................................................2

LIFEPATH FUNDS
---------------------------------------------------------------------

  STATEMENTS OF ASSETS AND LIABILITIES.........................................8

  STATEMENTS OF OPERATIONS.....................................................9

  STATEMENTS OF CHANGES IN NET ASSETS.........................................10

  FINANCIAL HIGHLIGHTS........................................................12

NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------

  SIGNIFICANT ACCOUNTING POLICIES.............................................16

  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES...........................17

  CAPITAL SHARE TRANSACTIONS..................................................17

LIFEPATH MASTER PORTFOLIOS
---------------------------------------------------------------------

  SCHEDULES OF INVESTMENTS....................................................18

  STATEMENTS OF ASSETS AND LIABILITIES........................................72

  STATEMENTS OF OPERATIONS....................................................73

  STATEMENTS OF CHANGES IN NET ASSETS.........................................74

NOTES TO FINANCIAL STATEMENTS
---------------------------------------------------------------------

  SIGNIFICANT ACCOUNTING POLICIES.............................................76

  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES...........................77

  INVESTMENT PORTFOLIO TRANSACTIONS...........................................78

  PORTFOLIO SECURITIES LOANED.................................................78

  FINANCIAL HIGHLIGHTS........................................................79

                                               LIFEPATH FUNDS SHAREHOLDER LETTER
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Maintaining a diversified portfolio is more important than ever in periods of increased market volatility, and that's why investing in Wells Fargo LifePath-Registered Trademark- Funds is an intelligent choice in these turbulent times. The six-month period ended August 31, 2000, saw some dramatic shifts in investor confidence. It began with bullish winds, as both the Nasdaq Composite Index-SM- (the Nasdaq) and the Dow Jones Industrial Average (the
  Dow) continued their upward climb. But only one month into the period, bearish investors began dumping technology stocks, with the Nasdaq rapidly losing over 1,300 points. Investor uncertainty soon spread to other markets, with the Dow shedding 400 points before recovering its upward momentum in August.
   By the end of the period, investor confidence was up again, as seen by the Dow closing at 11,215 in August, a nearly 1000 point gain over March. The Nasdaq, however, failed to fully recover, ending the period nearly 900 points lower than in March. The markets seemed to be seeking shelter in large cap stocks, while avoiding international issues and new technology stocks.
   Despite the ups and downs of the markets, the six-month period ended with the Dow showing a strong increase of 7.84%, despite the losses measured in April and May. The Lehman Brothers Aggregate Bond Index returned a very positive 5.53%.
   The international sector was marked by significant volatility, with the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI
  EAFE) Stock Index returning (3.59)%. Investors reacted negatively to tight monetary policies and interest rate hikes by foreign central banks. For example, the European Central Bank, which controls monetary policy for the European Monetary Union (EMU) countries, tightened the money supply in the face of increasing inflationary pressures.
   The U.S. investment markets reacted to two interest rate increases by the Federal Reserve Board (the Fed). In response to inflationary pressures, the Fed raised interest rates by 25 basis points in March and then by 50 basis points in May. However, by the end of the period, signs of a slowdown in the U.S. economy were evident. Citing moderating inflation and strong productivity gains, the Fed announced in August its intention to keep interest rates unchanged for now.
   As always you should work with your investment professional to fine-tune your investment strategy to seek optimal returns, especially in a climate of rapid change. The LifePath Funds, with their unique asset allocation strategy, are designed to help guide you through periods of market volatility.
   The LifePath Funds are part of the Wells Fargo Funds family, which offers 66 mutual funds with over $66 billion in assets. We offer a wide range of mutual funds for every type of investment goal.
   If you have any questions about your Wells Fargo Funds or need further information, please contact your investment professional or call Investor Services at 1-800-222-8222.

  Sincerely,

    [LOGO]
    MICHAEL J. HOGAN
    PRESIDENT
    WELLS FARGO FUNDS

LIFEPATH FUNDS                                                SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

LIFEPATH FUNDS

   The LifePath Funds (the Funds) are globally diversified asset allocation funds designed to maximize assets while gradually reducing the potential for investment risk over specific investment time horizons.
   Each LifePath Fund may be allocated across as many as 17 asset classes, covering a variety of equity, fixed-income and cash indexes, including three indexes that offer international exposure. A proprietary investment model that examines a large amount of information, including economic trends, pricing and other financial data, determines allocations among these asset classes. The Funds are managed by Barclays Global Fund Advisors, one of the largest providers of index products in the world.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   The Funds invest for higher returns early on, then reallocate toward a more conservative mix of stocks, bonds and cash as their target date approaches. For example, the LifePath Opportunity Fund, a Fund suited for investors with short-term investment horizons, completed the six-month period ending August 31, 2000, with an allocation of 19.66% stocks, 54.94% short-term bonds and 25.40% cash.
   Conversely, the LifePath 2040 Fund is appropriate for investors with longer time horizons. Since the Fund reaches its target date in 40 years, 85.48% of portfolio holdings were invested in stocks at August 31, 2000, as stocks have historically outperformed bonds over the long term. Yet 40 years from today, the LifePath 2040 Fund will resemble the LifePath Opportunity Fund in its portfolio composition, with adjustments reflecting market conditions at that time.

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The six-month period ended August 31, 2000, a difficult time for investors, was marked by acute market uncertainty over prospects for economic growth, interest rates, inflationary pressures and earnings reports. The downward spiral of the Nasdaq Composite Index(1) (the Nasdaq) and technology stocks in late spring was the catalyst that triggered investor fears as to the future direction of the stock and bond markets. Market volatility underscored the importance of portfolio diversification and risk reduction strategies. The LifePath Funds broad diversification strategy allowed investors to weather market volatility and reduce risk.
   THE LIFEPATH 2040 FUND reported the best performance of the LifePath Funds, a reflection of its high percentage of equity holdings. During the period, cash as a percentage of total assets was decreased and diverted to bonds, with Class A shares returning 8.22%(2) (excluding sales charges).
   THE LIFEPATH 2030 FUND, like the 2040 Fund, benefited from higher than normal equity allocations to large cap stocks, which performed comparatively better than other equity classes in the period. Class A shares returned 8.13%(2) (excluding sales charges) buoyed by diversion of cash into long-term bonds and equities.
   THE LIFEPATH 2020 FUND benefited from a strong bond market performance. The LifePath 2020 Fund's 28% bond allocation and higher cash levels provided investors with a return of 6.89%(2) for Class A shares (excluding sales charges) for the period.
   THE LIFEPATH 2010 FUND performance reflected a strategy of increased cash and bonds with a slight decrease in equities. The LifePath 2010 Fund Class A shares returned 5.56%(2) shares (excluding sales charges) tracking closer to the bond index returns over the period.
   THE LIFEPATH OPPORTUNITY FUND offered investors the potential for optimum security and risk avoidance with an attractive return of 5.20%(2) shares (excluding sales charges) for the Funds Class A shares despite increasing cash to nearly a quarter of total Fund assets in the period.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead into the final months of 2000, signs of a slowdown in U.S. economic growth are evident, along with less inflationary pressures and lower interest rates. After a decade of remarkable economic prosperity, the tide appears to be turning. But given the unexpected twists and turns of the stock market in the past two years, investors need to be prepared for rapid changes.
   The LifePath Funds help to manage market uncertainty by allocating and reallocating their respective asset mixes over the life of each Fund. The focus is on higher returns in the early years, with a gradual reallocation of assets over time toward more risk-averse assets. Since stocks have historically outperformed bonds over the long-term, early allocations generally focus on U.S. and foreign equity holdings. This strategic model allows each of the LifePath Funds to be well-positioned, with respect to their individual target dates to take advantage of rapidly shifting opportunities in the stock and bond markets in the coming year.

SEMI-ANNUAL REPORT                                                LIFEPATH FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURNS(2) (%) (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------

                                                        With Load(3)                                 Without Load
                                         ------------------------------------------   ------------------------------------------
                                                                            Since                                        Since
                                                                          Inception                                    Inception
Fund Name                                6-Month     1-Year     5-Year    (3/1/94)    6-Month     1-Year     5-Year    (3/1/94)
LIFEPATH OPPORTUNITY - A                  (0.86)      1.94       6.63        6.65       5.20       8.14       7.90        7.62

LIFEPATH OPPORTUNITY - B                  (0.12)      2.50       7.06        7.09       4.88       7.50       7.37        7.09

LIFEPATH OPPORTUNITY - C                   3.93       6.63       7.35        7.08       4.93       7.63       7.35        7.08

LIFEPATH OPPORTUNITY - INSTITUTIONAL                                                    5.23       8.10       7.89        7.62

LIFEPATH 2010 - A                         (0.54)      3.78      10.83       10.53       5.56      10.08      12.14       11.54

LIFEPATH 2010 - B                          0.34       4.53      11.29       10.96       5.34       9.50      11.55       10.96

LIFEPATH 2010 - C                          4.36       8.53      11.54       10.95       5.36       9.53      11.54       10.95

LIFEPATH 2010 - INSTITUTIONAL                                                           5.75      10.10      12.15       11.54

LIFEPATH 2020 - A                          0.76       6.23      14.09       13.42       6.89      12.75      15.45       14.46

LIFEPATH 2020 - B                          1.66       7.24      14.62       13.88       6.66      12.24      14.85       13.88

LIFEPATH 2020 - C                          5.64      11.21      14.83       13.86       6.64      12.21      14.83       13.86

LIFEPATH 2020 - INSTITUTIONAL                                                           7.07      13.03      15.51       14.51

LIFEPATH 2030 - A                          1.94       9.02      16.56       15.58       8.13      15.69      17.95       16.63

LIFEPATH 2030 - B                          2.80      10.06      17.08       16.00       7.80      15.06      17.29       16.00

LIFEPATH 2030 - C                          6.82      14.03      17.27       15.98       7.82      15.03      17.27       15.98

LIFEPATH 2030 - INSTITUTIONAL                                                           8.23      15.77      17.96       16.65

LIFEPATH 2040 - A                          1.98      10.66      18.95       17.73       8.22      17.42      20.36       18.81

LIFEPATH 2040 - B                          2.97      11.84      19.47       18.15       7.97      16.84      19.67       18.15

LIFEPATH 2040 - C                          6.96      15.83      19.68       18.15       7.96      16.83      19.68       18.15

LIFEPATH 2040 - INSTITUTIONAL                                                           8.47      17.73      20.42       18.86

  PORTFOLIO ALLOCATION(4) (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      STOCKS  BONDS  CASH

LIFEPATH OPPORTUNITY     20%    55%   25%

LIFEPATH 2010            39%    46%   15%

LIFEPATH 2020            59%    28%   13%

LIFEPATH 2030            73%    17%   10%

LIFEPATH 2040            85%     6%    9%

LIFEPATH FUNDS                                                SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

  FUND CHARACTERISTICS (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------

                                                LifePath      LifePath     LifePath      LifePath      LifePath
                                               Opportunity      2010         2020          2030          2040
AVERAGE COUPON OF BOND PORTFOLIO                  6.74%         6.58%        6.73%        7.45%         7.96%

AVERAGE MATURITY OF BOND PORTFOLIO              4.4 YEARS     4.4 YEARS    4.9 YEARS    12.9 YEARS    18.6 YEARS

ESTIMATED DURATION OF BOND PORTFOLIO            3.5 YEARS     3.5 YEARS    3.7 YEARS    7.3 YEARS     9.9 YEARS

NUMBER OF HOLDINGS                                 626           666          975          948           902

  PORTFOLIO ALLOCATION BY ASSET CLASS (AS OF AUGUST 31, 2000)
--------------------------------------------------------------------------------

                                                        LIFEPATH      LIFEPATH    LIFEPATH    LIFEPATH    LIFEPATH
ASSET CLASS                                            OPPORTUNITY      2010        2020        2030        2040
BILLS                                                     23.36%         9.19%       6.51%       3.28%       1.00%

INTERMEDIATE GOVERNMENT                                   55.93%        51.03%      29.04%       9.07%       0.95%

LONG GOVERNMENT                                            0.86%         0.83%       1.44%      10.09%       5.91%

INTERMEDIATE CORPORATE                                     0.00%         0.00%       0.00%       0.00%       0.00%

LONG CORPORATE                                             0.00%         0.00%       0.00%       0.00%       0.00%

MORTGAGE BACKED SECURITIES                                 0.00%         0.00%       0.00%       0.00%       0.00%

LARGE VALUE                                                4.99%        13.69%      18.89%      23.59%      26.13%

LARGE GROWTH                                               5.79%        14.95%      24.07%      29.75%      37.24%

INTERMEDIATE VALUE                                         0.02%         0.06%       3.23%       4.11%       5.83%

INTERMEDIATE GROWTH                                        1.20%         1.26%       2.16%       2.51%       3.40%

INTERMEDIATE UTILITIES                                     0.00%         0.00%       0.00%       0.00%       0.00%

SMALL VALUE                                                1.14%         0.30%       0.24%       0.36%       0.37%

SMALL GROWTH                                               0.00%         0.03%       0.68%       0.95%       0.02%

MICRO                                                      1.83%         0.00%       0.73%       0.00%       0.17%

NON-U.S. WGBI                                              0.00%         0.00%       0.00%       0.00%       0.00%

EAFE EX-JAPAN                                              3.55%         6.64%       9.80%      12.25%      14.11%

JAPAN                                                      1.33%         2.02%       3.21%       4.04%       4.87%

TOTAL                                                    100.00%       100.00%     100.00%     100.00%     100.00%

SEMI-ANNUAL REPORT                                                LIFEPATH FUNDS
--------------------------------------------------------------------------------

  GROWTH OF $10,000 CHARTS(5)
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH Opportunity Class A Shares

           WELLS FARGO     LEHMAN                                 WELLS FARGO
            LIFEPATH      BROTHERS    S&P 500   IBC ALL TAXABLE     LIFEPATH
           OPPORTUNITY   AGGREGATE   COMPOSITE    MONEY FUND      OPPORTUNITY
                         BOND INDEX    INDEX        AVERAGE
             CLASS A                                                CLASS I

Mar 1-94         $9,425     $10,000    $10,000          $10,000         $10,000

Mar-94           $9,295      $9,753     $9,564          $10,024          $9,862

Apr-94           $9,247      $9,675     $9,687          $10,049          $9,811

May-94           $9,257      $9,674     $9,846          $10,078          $9,821

Jun-94           $9,192      $9,653     $9,604          $10,108          $9,753

Jul-94           $9,344      $9,845     $9,920          $10,140          $9,914

Aug-94           $9,420      $9,857    $10,326          $10,173          $9,995

Sep-94           $9,292      $9,712    $10,074          $10,209          $9,859

Oct-94           $9,321      $9,703    $10,300          $10,245          $9,889

Nov-94           $9,206      $9,682     $9,925          $10,285          $9,767

Dec-94           $9,244      $9,748    $10,072          $10,328          $9,808

Jan-95           $9,400      $9,941    $10,333          $10,373          $9,973

Feb-95           $9,623     $10,178    $10,736          $10,420         $10,210

Mar-95           $9,713     $10,240    $11,052          $10,468         $10,306

Apr-95           $9,851     $10,384    $11,377          $10,516         $10,452

May-95          $10,125     $10,785    $11,831          $10,564         $10,743

Jun-95          $10,221     $10,864    $12,106          $10,613         $10,844

Jul-95          $10,320     $10,840    $12,507          $10,660         $10,950

Aug-95          $10,389     $10,971    $12,538          $10,707         $11,023

Sep-95          $10,506     $11,078    $13,067          $10,754         $11,146

Oct-95          $10,536     $11,222    $13,020          $10,800         $11,178

Nov-95          $10,706     $11,390    $13,591          $10,848         $11,359

Dec-95          $10,831     $11,550    $13,853          $10,895         $11,492

Jan-96          $10,933     $11,626    $14,324          $10,940         $11,600

Feb-96          $10,872     $11,424    $14,457          $10,985         $11,535

Mar-96          $10,849     $11,344    $14,596          $11,029         $11,510

Apr-96          $10,859     $11,280    $14,811          $11,073         $11,521

May-96          $10,869     $11,257    $15,191          $11,118         $11,532

Jun-96          $10,940     $11,408    $15,249          $11,162         $11,607

Jul-96          $10,846     $11,439    $14,575          $11,207         $11,507

Aug-96          $10,908     $11,420    $14,883          $11,251         $11,574

Sep-96          $11,136     $11,618    $15,719          $11,296         $11,815

Oct-96          $11,305     $11,876    $16,153          $11,342         $11,994

Nov-96          $11,579     $12,079    $17,372          $11,387         $12,286

Dec-96          $11,485     $11,967    $17,028          $11,433         $12,186

Jan-97          $11,593     $12,004    $18,091          $11,478         $12,300

Feb-97          $11,604     $12,034    $18,234          $11,524         $12,312

Mar-97          $11,445     $11,901    $17,486          $11,570         $12,143

Apr-97          $11,631     $12,079    $18,528          $11,618         $12,340

May-97          $11,882     $12,194    $19,661          $11,667         $12,607

Jun-97          $12,088     $12,339    $20,535          $11,714         $12,826

Jul-97          $12,409     $12,672    $22,168          $11,765         $13,166

Aug-97          $12,243     $12,564    $20,927          $11,815         $12,990

Sep-97          $12,493     $12,749    $22,071          $11,864         $13,255

Oct-97          $12,471     $12,934    $21,334          $11,915         $13,232

Nov-97          $12,549     $12,993    $22,322          $11,965         $13,315

Dec-97          $12,683     $13,125    $22,706          $12,016         $13,457

Jan-98          $12,791     $13,293    $22,958          $12,068         $13,571

Feb-98          $12,995     $13,282    $24,613          $12,115         $13,788

Mar-98          $13,172     $13,327    $25,873          $12,167         $13,976

Apr-98          $13,245     $13,397    $26,137          $12,217         $14,053

May-98          $13,221     $13,524    $25,688          $12,268         $14,027

Jun-98          $13,355     $13,639    $26,731          $12,319         $14,170

Jul-98          $13,331     $13,667    $26,447          $12,370         $14,144

Aug-98          $13,025     $13,890    $22,626          $12,422         $13,820

Sep-98          $13,337     $14,215    $24,076          $12,473         $14,150

Oct-98          $13,571     $14,140    $26,031          $12,529         $14,399

Nov-98          $13,731     $14,220    $27,608          $12,582         $14,569

Dec-98          $13,970     $14,263    $29,232          $12,631         $14,822

Jan-99          $14,062     $14,364    $30,454          $12,679         $14,919

Feb-99          $13,825     $14,113    $31,401          $12,721         $14,668

Mar-99          $14,000     $14,191    $32,657          $12,768         $14,854

Apr-99          $14,145     $14,236    $33,920          $12,814         $15,008

May-99          $13,986     $14,111    $33,120          $12,860         $14,840

Jun-99          $14,144     $14,066    $34,922          $12,905         $15,007

Jul-99          $14,077     $14,007    $33,831          $12,954         $14,936

Aug-99          $14,051     $14,000    $33,664          $13,005         $14,908

Sep-99          $14,074     $14,162    $32,741          $13,055         $14,933

Oct-99          $14,249     $14,214    $34,814          $13,108         $15,119

Nov-99          $14,384     $14,213    $35,520          $13,160         $15,247

Dec-99          $14,598     $14,145    $37,613          $13,217         $15,462

Jan-00          $14,331     $14,098    $35,724          $13,273         $15,196

Feb-00          $14,443     $14,269    $35,049          $13,328         $15,314

Mar-00          $14,813     $14,457    $38,477          $13,388         $15,704

Apr-00          $14,700     $14,415    $37,319          $13,448         $15,585

May-00          $14,658     $14,408    $36,554          $13,513         $15,541

Jun-00          $14,909     $14,707    $37,457          $13,577         $15,802

Jul-00          $14,895     $14,841    $36,872          $13,647         $15,787

Aug-00          $15,195     $15,056    $39,162          $13,716         $16,116

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH 2010 Class A Shares

          WELLS FARGO    LEHMAN                IBC ALL    WELLS FARGO
           LIFEPATH     BROTHERS    S&P 500    TAXABLE     LIFEPATH
             2010      AGGREGATE   COMPOSITE  MONEY FUND     2010
            CLASS A    BOND INDEX    INDEX     AVERAGE      CLASS I

Mar 1-94       $9,425     $10,000    $10,000     $10,000      $10,000

Mar-94         $9,276      $9,753     $9,564     $10,024       $9,841

Apr-94         $9,228      $9,675     $9,687     $10,049       $9,791

May-94         $9,266      $9,674     $9,846     $10,078       $9,831

Jun-94         $9,189      $9,653     $9,604     $10,108       $9,750

Jul-94         $9,360      $9,845     $9,920     $10,140       $9,931

Aug-94         $9,465      $9,857    $10,326     $10,173      $10,042

Sep-94         $9,319      $9,712    $10,074     $10,209       $9,888

Oct-94         $9,396      $9,703    $10,300     $10,245       $9,969

Nov-94         $9,195      $9,682     $9,925     $10,285       $9,756

Dec-94         $9,269      $9,748    $10,072     $10,328       $9,834

Jan-95         $9,444      $9,941    $10,333     $10,373      $10,020

Feb-95         $9,737     $10,178    $10,736     $10,420      $10,331

Mar-95         $9,888     $10,240    $11,052     $10,468      $10,491

Apr-95        $10,075     $10,384    $11,377     $10,516      $10,689

May-95        $10,429     $10,785    $11,831     $10,564      $11,065

Jun-95        $10,570     $10,864    $12,106     $10,613      $11,214

Jul-95        $10,768     $10,840    $12,507     $10,660      $11,425

Aug-95        $10,808     $10,971    $12,538     $10,707      $11,467

Sep-95        $11,016     $11,078    $13,067     $10,754      $11,688

Oct-95        $11,016     $11,222    $13,020     $10,800      $11,688

Nov-95        $11,286     $11,390    $13,591     $10,848      $11,974

Dec-95        $11,453     $11,550    $13,853     $10,895      $12,151

Jan-96        $11,656     $11,626    $14,324     $10,940      $12,367

Feb-96        $11,626     $11,424    $14,457     $10,985      $12,335

Mar-96        $11,639     $11,344    $14,596     $11,029      $12,349

Apr-96        $11,721     $11,280    $14,811     $11,073      $12,436

May-96        $11,804     $11,257    $15,191     $11,118      $12,524

Jun-96        $11,863     $11,408    $15,249     $11,162      $12,586

Jul-96        $11,625     $11,439    $14,575     $11,207      $12,334

Aug-96        $11,728     $11,420    $14,883     $11,251      $12,444

Sep-96        $12,099     $11,618    $15,719     $11,296      $12,837

Oct-96        $12,318     $11,876    $16,153     $11,342      $13,069

Nov-96        $12,818     $12,079    $17,372     $11,387      $13,600

Dec-96        $12,656     $11,967    $17,028     $11,433      $13,427

Jan-97        $12,932     $12,004    $18,091     $11,478      $13,721

Feb-97        $12,975     $12,034    $18,234     $11,524      $13,766

Mar-97        $12,714     $11,901    $17,486     $11,570      $13,490

Apr-97        $13,068     $12,079    $18,528     $11,618      $13,866

May-97        $13,540     $12,194    $19,661     $11,667      $14,366

Jun-97        $13,905     $12,339    $20,535     $11,714      $14,753

Jul-97        $14,478     $12,672    $22,168     $11,765      $15,361

Aug-97        $14,056     $12,564    $20,927     $11,815      $14,914

Sep-97        $14,507     $12,749    $22,071     $11,864      $15,392

Oct-97        $14,300     $12,934    $21,334     $11,915      $15,172

Nov-97        $14,518     $12,993    $22,322     $11,965      $15,403

Dec-97        $14,714     $13,125    $22,706     $12,016      $15,612

Jan-98        $14,866     $13,293    $22,958     $12,068      $15,773

Feb-98        $15,369     $13,282    $24,613     $12,115      $16,306

Mar-98        $15,760     $13,327    $25,873     $12,167      $16,722

Apr-98        $15,878     $13,397    $26,137     $12,217      $16,847

May-98        $15,772     $13,524    $25,688     $12,268      $16,734

Jun-98        $16,047     $13,639    $26,731     $12,319      $17,026

Jul-98        $15,976     $13,667    $26,447     $12,370      $16,951

Aug-98        $14,958     $13,890    $22,626     $12,422      $15,871

Sep-98        $15,474     $14,215    $24,076     $12,473      $16,418

Oct-98        $16,105     $14,140    $26,031     $12,529      $17,087

Nov-98        $16,522     $14,220    $27,608     $12,582      $17,530

Dec-98        $17,020     $14,263    $29,232     $12,631      $18,058

Jan-99        $17,275     $14,364    $30,454     $12,679      $18,328

Feb-99        $16,893     $14,113    $31,401     $12,721      $17,923

Mar-99        $17,225     $14,191    $32,657     $12,768      $18,276

Apr-99        $17,571     $14,236    $33,920     $12,814      $18,643

May-99        $17,289     $14,111    $33,120     $12,860      $18,344

Jun-99        $17,672     $14,066    $34,922     $12,905      $18,750

Jul-99        $17,479     $14,007    $33,831     $12,954      $18,545

Aug-99        $17,415     $14,000    $33,664     $13,005      $18,477

Sep-99        $17,353     $14,162    $32,741     $13,055      $18,412

Oct-99        $17,781     $14,214    $34,814     $13,108      $18,866

Nov-99        $18,067     $14,213    $35,520     $13,160      $19,141

Dec-99        $18,569     $14,145    $37,613     $13,217      $19,668

Jan-00        $18,076     $14,098    $35,724     $13,273      $19,148

Feb-00        $18,160     $14,269    $35,049     $13,328      $19,237

Mar-00        $18,901     $14,457    $38,477     $13,388      $20,030

Apr-00        $18,590     $14,415    $37,319     $13,448      $19,717

May-00        $18,434     $14,408    $36,554     $13,513      $19,553

Jun-00        $18,813     $14,707    $37,457     $13,577      $19,953

Jul-00        $18,684     $14,841    $36,872     $13,647      $19,818

Aug-00        $19,170     $15,056    $39,162     $13,716      $20,344

LIFEPATH FUNDS                                                SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH 2020 Class A Shares

          WELLS FARGO    LEHMAN                IBC ALL    WELLS FARGO
           LIFEPATH     BROTHERS    S&P 500    TAXABLE     LIFEPATH
             2020      AGGREGATE   COMPOSITE  MONEY FUND     2020
            CLASS A    BOND INDEX    INDEX     AVERAGE      CLASS I

Mar 1-94       $9,425     $10,000    $10,000     $10,000      $10,000

Mar-94         $9,248      $9,753     $9,564     $10,024       $9,812

Apr-94         $9,239      $9,675     $9,687     $10,049       $9,802

May-94         $9,295      $9,674     $9,846     $10,078       $9,862

Jun-94         $9,184      $9,653     $9,604     $10,108       $9,744

Jul-94         $9,364      $9,845     $9,920     $10,140       $9,935

Aug-94         $9,516      $9,857    $10,326     $10,173      $10,097

Sep-94         $9,334      $9,712    $10,074     $10,209       $9,903

Oct-94         $9,439      $9,703    $10,300     $10,245      $10,015

Nov-94         $9,200      $9,682     $9,925     $10,285       $9,761

Dec-94         $9,293      $9,748    $10,072     $10,328       $9,859

Jan-95         $9,495      $9,941    $10,333     $10,373      $10,074

Feb-95         $9,814     $10,178    $10,736     $10,420      $10,412

Mar-95        $10,002     $10,240    $11,052     $10,468      $10,612

Apr-95        $10,225     $10,384    $11,377     $10,516      $10,849

May-95        $10,595     $10,785    $11,831     $10,564      $11,241

Jun-95        $10,774     $10,864    $12,106     $10,613      $11,431

Jul-95        $11,029     $10,840    $12,507     $10,660      $11,701

Aug-95        $11,058     $10,971    $12,538     $10,707      $11,733

Sep-95        $11,318     $11,078    $13,067     $10,754      $12,008

Oct-95        $11,278     $11,222    $13,020     $10,800      $11,966

Nov-95        $11,613     $11,390    $13,591     $10,848      $12,321

Dec-95        $11,814     $11,550    $13,853     $10,895      $12,534

Jan-96        $12,075     $11,626    $14,324     $10,940      $12,812

Feb-96        $12,065     $11,424    $14,457     $10,985      $12,801

Mar-96        $12,106     $11,344    $14,596     $11,029      $12,844

Apr-96        $12,218     $11,280    $14,811     $11,073      $12,963

May-96        $12,350     $11,257    $15,191     $11,118      $13,103

Jun-96        $12,406     $11,408    $15,249     $11,162      $13,163

Jul-96        $12,038     $11,439    $14,575     $11,207      $12,773

Aug-96        $12,181     $11,420    $14,883     $11,251      $12,924

Sep-96        $12,665     $11,618    $15,719     $11,296      $13,437

Oct-96        $12,901     $11,876    $16,153     $11,342      $13,688

Nov-96        $13,590     $12,079    $17,372     $11,387      $14,419

Dec-96        $13,375     $11,967    $17,028     $11,433      $14,190

Jan-97        $13,769     $12,004    $18,091     $11,478      $14,609

Feb-97        $13,833     $12,034    $18,234     $11,524      $14,677

Mar-97        $13,473     $11,901    $17,486     $11,570      $14,295

Apr-97        $13,955     $12,079    $18,528     $11,618      $14,806

May-97        $14,620     $12,194    $19,661     $11,667      $15,511

Jun-97        $15,115     $12,339    $20,535     $11,714      $16,037

Jul-97        $15,924     $12,672    $22,168     $11,765      $16,895

Aug-97        $15,288     $12,564    $20,927     $11,815      $16,220

Sep-97        $15,920     $12,749    $22,071     $11,864      $16,891

Oct-97        $15,562     $12,934    $21,334     $11,915      $16,512

Nov-97        $15,920     $12,993    $22,322     $11,965      $16,891

Dec-97        $16,169     $13,125    $22,706     $12,016      $17,156

Jan-98        $16,356     $13,293    $22,958     $12,068      $17,354

Feb-98        $17,149     $13,282    $24,613     $12,115      $18,195

Mar-98        $17,757     $13,327    $25,873     $12,167      $18,840

Apr-98        $17,909     $13,397    $26,137     $12,217      $19,002

May-98        $17,698     $13,524    $25,688     $12,268      $18,778

Jun-98        $18,127     $13,639    $26,731     $12,319      $19,233

Jul-98        $17,974     $13,667    $26,447     $12,370      $19,071

Aug-98        $16,209     $13,890    $22,626     $12,422      $17,197

Sep-98        $16,893     $14,215    $24,076     $12,473      $17,924

Oct-98        $17,874     $14,140    $26,031     $12,529      $18,965

Nov-98        $18,572     $14,220    $27,608     $12,582      $19,705

Dec-98        $19,340     $14,263    $29,232     $12,631      $20,519

Jan-99        $19,752     $14,364    $30,454     $12,679      $20,957

Feb-99        $19,211     $14,113    $31,401     $12,721      $20,383

Mar-99        $19,717     $14,191    $32,657     $12,768      $20,920

Apr-99        $20,286     $14,236    $33,920     $12,814      $21,523

May-99        $19,872     $14,111    $33,120     $12,860      $21,084

Jun-99        $20,544     $14,066    $34,922     $12,905      $21,798

Jul-99        $20,220     $14,007    $33,831     $12,954      $21,453

Aug-99        $20,116     $14,000    $33,664     $13,005      $21,343

Sep-99        $19,895     $14,162    $32,741     $13,055      $21,109

Oct-99        $20,664     $14,214    $34,814     $13,108      $21,925

Nov-99        $21,108     $14,213    $35,520     $13,160      $22,394

Dec-99        $21,993     $14,145    $37,613     $13,217      $23,349

Jan-00        $21,189     $14,098    $35,724     $13,273      $22,502

Feb-00        $21,217     $14,269    $35,049     $13,328      $22,532

Mar-00        $22,454     $14,457    $38,477     $13,388      $23,846

Apr-00        $21,892     $14,415    $37,319     $13,448      $23,253

May-00        $21,503     $14,408    $36,554     $13,513      $22,858

Jun-00        $22,115     $14,707    $37,457     $13,577      $23,499

Jul-00        $21,826     $14,841    $36,872     $13,647      $23,209

Aug-00        $22,680     $15,056    $39,162     $13,716      $24,124

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH 2030 Class A Shares

          WELLS FARGO    LEHMAN                IBC ALL    WELLS FARGO
           LIFEPATH     BROTHERS    S&P 500    TAXABLE     LIFEPATH
             2030      AGGREGATE   COMPOSITE  MONEY FUND     2030
            CLASS A    BOND INDEX    INDEX     AVERAGE      CLASS I

Mar 1-94       $9,425     $10,000    $10,000     $10,000      $10,000

Mar-94         $9,144      $9,753     $9,564     $10,024       $9,702

Apr-94         $9,144      $9,675     $9,687     $10,049       $9,702

May-94         $9,210      $9,674     $9,846     $10,078       $9,772

Jun-94         $9,044      $9,653     $9,604     $10,108       $9,595

Jul-94         $9,262      $9,845     $9,920     $10,140       $9,827

Aug-94         $9,500      $9,857    $10,326     $10,173      $10,079

Sep-94         $9,284      $9,712    $10,074     $10,209       $9,851

Oct-94         $9,418      $9,703    $10,300     $10,245       $9,993

Nov-94         $9,150      $9,682     $9,925     $10,285       $9,708

Dec-94         $9,265      $9,748    $10,072     $10,328       $9,830

Jan-95         $9,477      $9,941    $10,333     $10,373      $10,055

Feb-95         $9,805     $10,178    $10,736     $10,420      $10,403

Mar-95        $10,020     $10,240    $11,052     $10,468      $10,632

Apr-95        $10,273     $10,384    $11,377     $10,516      $10,899

May-95        $10,709     $10,785    $11,831     $10,564      $11,362

Jun-95        $10,915     $10,864    $12,106     $10,613      $11,581

Jul-95        $11,198     $10,840    $12,507     $10,660      $11,881

Aug-95        $11,227     $10,971    $12,538     $10,707      $11,912

Sep-95        $11,541     $11,078    $13,067     $10,754      $12,245

Oct-95        $11,482     $11,222    $13,020     $10,800      $12,182

Nov-95        $11,874     $11,390    $13,591     $10,848      $12,598

Dec-95        $12,114     $11,550    $13,853     $10,895      $12,853

Jan-96        $12,406     $11,626    $14,324     $10,940      $13,163

Feb-96        $12,406     $11,424    $14,457     $10,985      $13,163

Mar-96        $12,461     $11,344    $14,596     $11,029      $13,221

Apr-96        $12,622     $11,280    $14,811     $11,073      $13,392

May-96        $12,784     $11,257    $15,191     $11,118      $13,564

Jun-96        $12,829     $11,408    $15,249     $11,162      $13,611

Jul-96        $12,381     $11,439    $14,575     $11,207      $13,136

Aug-96        $12,544     $11,420    $14,883     $11,251      $13,309

Sep-96        $13,114     $11,618    $15,719     $11,296      $13,913

Oct-96        $13,379     $11,876    $16,153     $11,342      $14,195

Nov-96        $14,228     $12,079    $17,372     $11,387      $15,096

Dec-96        $13,971     $11,967    $17,028     $11,433      $14,823

Jan-97        $14,443     $12,004    $18,091     $11,478      $15,324

Feb-97        $14,517     $12,034    $18,234     $11,524      $15,402

Mar-97        $14,082     $11,901    $17,486     $11,570      $14,940

Apr-97        $14,661     $12,079    $18,528     $11,618      $15,555

May-97        $15,462     $12,194    $19,661     $11,667      $16,405

Jun-97        $16,077     $12,339    $20,535     $11,714      $17,057

Jul-97        $17,083     $12,672    $22,168     $11,765      $18,125

Aug-97        $16,246     $12,564    $20,927     $11,815      $17,237

Sep-97        $17,053     $12,749    $22,071     $11,864      $18,093

Oct-97        $16,574     $12,934    $21,334     $11,915      $17,585

Nov-97        $17,032     $12,993    $22,322     $11,965      $18,070

Dec-97        $17,344     $13,125    $22,706     $12,016      $18,402

Jan-98        $17,535     $13,293    $22,958     $12,068      $18,605

Feb-98        $18,582     $13,282    $24,613     $12,115      $19,715

Mar-98        $19,374     $13,327    $25,873     $12,167      $20,556

Apr-98        $19,555     $13,397    $26,137     $12,217      $20,748

May-98        $19,273     $13,524    $25,688     $12,268      $20,449

Jun-98        $19,832     $13,639    $26,731     $12,319      $21,041

Jul-98        $19,617     $13,667    $26,447     $12,370      $20,813

Aug-98        $17,204     $13,890    $22,626     $12,422      $18,254

Sep-98        $18,002     $14,215    $24,076     $12,473      $19,100

Oct-98        $19,285     $14,140    $26,031     $12,529      $20,462

Nov-98        $20,217     $14,220    $27,608     $12,582      $21,450

Dec-98        $21,229     $14,263    $29,232     $12,631      $22,524

Jan-99        $21,756     $14,364    $30,454     $12,679      $23,083

Feb-99        $21,045     $14,113    $31,401     $12,721      $22,329

Mar-99        $21,689     $14,191    $32,657     $12,768      $23,012

Apr-99        $22,439     $14,236    $33,920     $12,814      $23,808

May-99        $21,910     $14,111    $33,120     $12,860      $23,247

Jun-99        $22,794     $14,066    $34,922     $12,905      $24,185

Jul-99        $22,326     $14,007    $33,831     $12,954      $23,688

Aug-99        $22,153     $14,000    $33,664     $13,005      $23,505

Sep-99        $21,821     $14,162    $32,741     $13,055      $23,152

Oct-99        $22,847     $14,214    $34,814     $13,108      $24,240

Nov-99        $23,464     $14,213    $35,520     $13,160      $24,867

Dec-99        $24,723     $14,145    $37,613     $13,217      $26,202

Jan-00        $23,647     $14,098    $35,724     $13,273      $25,068

Feb-00        $23,703     $14,269    $35,049     $13,328      $25,142

Mar-00        $25,358     $14,457    $38,477     $13,388      $26,884

Apr-00        $24,602     $14,415    $37,319     $13,448      $26,102

May-00        $24,042     $14,408    $36,554     $13,513      $25,511

Jun-00        $24,857     $14,707    $37,457     $13,577      $26,382

Jul-00        $24,478     $14,841    $36,872     $13,647      $25,982

Aug-00        $25,630     $15,056    $39,162     $13,716      $27,210

SEMI-ANNUAL REPORT                                                LIFEPATH FUNDS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

WELLS FARGO - LIFEPATH 2040 Class A Shares

          WELLS FARGO    LEHMAN                IBC ALL    WELLS FARGO
           LIFEPATH     BROTHERS    S&P 500    TAXABLE     LIFEPATH
             2040      AGGREGATE   COMPOSITE  MONEY FUND     2040
            CLASS A    BOND INDEX    INDEX     AVERAGE      CLASS I

Mar 1-94       $9,425     $10,000    $10,000     $10,000      $10,000

Mar-94         $9,084      $9,753     $9,564     $10,024       $9,638

Apr-94         $9,159      $9,675     $9,687     $10,049       $9,718

May-94         $9,263      $9,674     $9,846     $10,078       $9,828

Jun-94         $9,056      $9,653     $9,604     $10,108       $9,609

Jul-94         $9,303      $9,845     $9,920     $10,140       $9,870

Aug-94         $9,615      $9,857    $10,326     $10,173      $10,202

Sep-94         $9,391      $9,712    $10,074     $10,209       $9,964

Oct-94         $9,534      $9,703    $10,300     $10,245      $10,116

Nov-94         $9,230      $9,682     $9,925     $10,285       $9,793

Dec-94         $9,356      $9,748    $10,072     $10,328       $9,927

Jan-95         $9,567      $9,941    $10,333     $10,373      $10,150

Feb-95         $9,921     $10,178    $10,736     $10,420      $10,526

Mar-95        $10,175     $10,240    $11,052     $10,468      $10,796

Apr-95        $10,425     $10,384    $11,377     $10,516      $11,061

May-95        $10,838     $10,785    $11,831     $10,564      $11,500

Jun-95        $11,084     $10,864    $12,106     $10,613      $11,761

Jul-95        $11,441     $10,840    $12,507     $10,660      $12,139

Aug-95        $11,441     $10,971    $12,538     $10,707      $12,139

Sep-95        $11,795     $11,078    $13,067     $10,754      $12,514

Oct-95        $11,698     $11,222    $13,020     $10,800      $12,411

Nov-95        $12,124     $11,390    $13,591     $10,848      $12,863

Dec-95        $12,370     $11,550    $13,853     $10,895      $13,125

Jan-96        $12,719     $11,626    $14,324     $10,940      $13,495

Feb-96        $12,788     $11,424    $14,457     $10,985      $13,568

Mar-96        $12,870     $11,344    $14,596     $11,029      $13,655

Apr-96        $13,101     $11,280    $14,811     $11,073      $13,900

May-96        $13,332     $11,257    $15,191     $11,118      $14,145

Jun-96        $13,377     $11,408    $15,249     $11,162      $14,193

Jul-96        $12,844     $11,439    $14,575     $11,207      $13,627

Aug-96        $13,045     $11,420    $14,883     $11,251      $13,841

Sep-96        $13,704     $11,618    $15,719     $11,296      $14,540

Oct-96        $13,957     $11,876    $16,153     $11,342      $14,808

Nov-96        $14,916     $12,079    $17,372     $11,387      $15,826

Dec-96        $14,647     $11,967    $17,028     $11,433      $15,541

Jan-97        $15,262     $12,004    $18,091     $11,478      $16,193

Feb-97        $15,368     $12,034    $18,234     $11,524      $16,305

Mar-97        $14,858     $11,901    $17,486     $11,570      $15,765

Apr-97        $15,549     $12,079    $18,528     $11,618      $16,498

May-97        $16,538     $12,194    $19,661     $11,667      $17,546

Jun-97        $17,261     $12,339    $20,535     $11,714      $18,313

Jul-97        $18,401     $12,672    $22,168     $11,765      $19,524

Aug-97        $17,399     $12,564    $20,927     $11,815      $18,460

Sep-97        $18,333     $12,749    $22,071     $11,864      $19,451

Oct-97        $17,649     $12,934    $21,334     $11,915      $18,726

Nov-97        $18,205     $12,993    $22,322     $11,965      $19,315

Dec-97        $18,527     $13,125    $22,706     $12,016      $19,657

Jan-98        $18,762     $13,293    $22,958     $12,068      $19,907

Feb-98        $20,080     $13,282    $24,613     $12,115      $21,305

Mar-98        $21,091     $13,327    $25,873     $12,167      $22,377

Apr-98        $21,303     $13,397    $26,137     $12,217      $22,602

May-98        $20,879     $13,524    $25,688     $12,268      $22,152

Jun-98        $21,592     $13,639    $26,731     $12,319      $22,909

Jul-98        $21,356     $13,667    $26,447     $12,370      $22,659

Aug-98        $18,123     $13,890    $22,626     $12,422      $19,229

Sep-98        $19,081     $14,215    $24,076     $12,473      $20,245

Oct-98        $20,687     $14,140    $26,031     $12,529      $21,949

Nov-98        $21,868     $14,220    $27,608     $12,582      $23,201

Dec-98        $23,191     $14,263    $29,232     $12,631      $24,606

Jan-99        $23,863     $14,364    $30,454     $12,679      $25,318

Feb-99        $23,088     $14,113    $31,401     $12,721      $24,496

Mar-99        $23,939     $14,191    $32,657     $12,768      $25,399

Apr-99        $24,870     $14,236    $33,920     $12,814      $26,387

May-99        $24,236     $14,111    $33,120     $12,860      $25,715

Jun-99        $25,439     $14,066    $34,922     $12,905      $26,991

Jul-99        $24,818     $14,007    $33,831     $12,954      $26,332

Aug-99        $24,610     $14,000    $33,664     $13,005      $26,112

Sep-99        $24,144     $14,162    $32,741     $13,055      $25,617

Oct-99        $25,517     $14,214    $34,814     $13,108      $27,073

Nov-99        $26,333     $14,213    $35,520     $13,160      $27,922

Dec-99        $28,066     $14,145    $37,613     $13,217      $29,767

Jan-00        $26,659     $14,098    $35,724     $13,273      $28,296

Feb-00        $26,701     $14,269    $35,049     $13,328      $28,341

Mar-00        $28,768     $14,457    $38,477     $13,388      $30,548

Apr-00        $27,716     $14,415    $37,319     $13,448      $29,452

May-00        $26,920     $14,408    $36,554     $13,513      $28,611

Jun-00        $27,986     $14,707    $37,457     $13,577      $29,763

Jul-00        $27,402     $14,841    $36,872     $13,647      $29,132

Aug-00        $28,897     $15,056    $39,162     $13,716      $30,741

--------------------------------------------------------------------------------

(1) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small Cap stocks. You cannot invest directly in an index.

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions the Fund's returns would have been lower. These reductions may be discontinued at any time.

Performance shown for Class A, Class B and Class C shares of each of the Wells Fargo LifePath Funds for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the corresponding Stagecoach LifePath Funds, their predecessor funds. Performance shown for the Class B shares for periods prior to August 1, 1998, reflects the performance for the Class A shares of the Stagecoach LifePath Fund, adjusted to reflect Class B share sales charges and expenses. Performance shown for Class C shares prior to December 1, 1998, reflects the performance of Class B shares, adjusted for Class C shares sales charges and expenses. Performance shown for Institutional Class shares of each of the Wells Fargo LifePath Funds for periods prior to November 8, 1999, reflects performance of the Class A shares of the corresponding Stagecoach LifePath Funds, their predecessor funds, adjusted to reflect the sales charges and expenses of the Institutional Class shares. Effective at the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds.

(3) For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.00%. The maximum CDSC for Class C shares is 1.00%. Class B and C share performance including sales charge assumes the maximum CDSC for the corresponding time period. Institutional Class shares are sold without sales charges.

(4)  Portfolio holdings are subject to change.

(5)  The charts compare the performance of the Wells Fargo LifePath Funds
Class A and Institutional shares since inception with the S&P 500 Index, Lehman Brothers Aggregate Bond Index and the iMoney Net Taxable Fund Average. The charts assume a hypothetical $10,000 investment in Class A and Institutional shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%. The S&P 500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over the counter markets. The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of bonds, mortgage-backed securities and asset-backed securities. iMoney Net Taxable Money Fund Average is an average of money market funds whose returns are subject to federal, state and local income taxes. The yields are higher than those of tax-free funds because of the kinds of instruments in which taxable funds can invest. The indexes presented do not incur expenses and are not available directly for investment. Had these indexes incurred operating expenses, their performance would have been lower.

LIFEPATH FUNDS            STATEMENTS OF ASSETS AND LIABILITES -- AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                              LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH      LIFEPATH
                           OPPORTUNITY          2010          2020          2030          2040
                                  FUND          FUND          FUND          FUND          FUND
----------------------------------------------------------------------------------------------
ASSETS
INVESTMENT
  IN CORRESPONDING MASTER
    PORTFOLIO, AT MARKET
    VALUE (NOTE 1).......  $59,550,686  $142,068,599  $265,033,916  $204,052,406  $421,198,934
RECEIVABLES
  RECEIVABLE FROM WELLS
    FARGO BANK
    (NOTE 2).............       18,477        46,123        58,526        88,684       223,482
  CAPITAL SHARES SOLD....      291,181       178,506        95,325       242,267       255,777
                           -----------  ------------  ------------  ------------  ------------
TOTAL ASSETS.............   59,860,344   142,293,228   265,187,767   204,383,357   421,678,193
                           -----------  ------------  ------------  ------------  ------------

LIABILITIES
PAYABLES
  DUE TO SPONSOR.........       84,794       133,569       145,121       180,672       287,422
  CAPITAL SHARES
    REDEEMED.............       93,744        16,410       111,367        84,145       194,543
  DUE TO TRUSTEES........        3,275         3,118         3,118         3,118         3,117
  ACCRUED EXPENSES.......      112,329       148,592       287,544       218,642       698,255
                           -----------  ------------  ------------  ------------  ------------
TOTAL LIABILITIES........      294,142       301,689       547,150       486,577     1,183,337
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $59,566,202  $141,991,539  $264,640,617  $203,896,780  $420,494,856
                           -----------  ------------  ------------  ------------  ------------

NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------
  PAID-IN CAPITAL........  $53,706,799  $120,179,766  $201,333,267  $142,623,951  $279,526,435
  UNDISTRIBUTED
    (DISTRIBUTIONS IN
    EXCESS OF) NET
    INVESTMENT INCOME....      411,615       537,622       461,787       (31,622)     (874,867)
  UNDISTRIBUTED NET
    REALIZED GAIN ON
    INVESTMENTS..........    2,960,841     6,492,685     9,132,046     5,998,606    23,238,681
  NET UNREALIZED
    APPRECIATION OF
    INVESTMENTS..........    2,486,947    14,781,466    53,713,517    55,305,845   118,604,607
                           -----------  ------------  ------------  ------------  ------------
TOTAL NET ASSETS.........  $59,566,202  $141,991,539  $264,640,617  $203,896,780  $420,494,856
                           -----------  ------------  ------------  ------------  ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------
NET ASSETS - CLASS A.....  $44,210,549  $ 97,061,690  $195,909,721  $155,294,334  $305,808,807
SHARES OUTSTANDING -
  CLASS A................    4,153,142     7,231,180    12,498,297     8,515,312    15,069,462
NET ASSET VALUE -
  CLASS A................  $     10.65  $      13.42  $      15.67  $      18.24  $      20.29
OFFERING PRICE PER SHARE
  - CLASS A*.............  $     11.30  $      14.24  $      16.63  $      19.35  $      21.53
NET ASSETS - CLASS B.....  $ 8,463,437  $ 34,323,647  $ 53,018,486  $ 40,609,300  $104,693,405
SHARES OUTSTANDING -
  CLASS B................      783,391     2,556,375     3,410,581     2,259,433     5,288,930
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS B........  $     10.80  $      13.43  $      15.55  $      17.97  $      19.79
NET ASSETS - CLASS C.....  $ 5,950,169  $  5,807,782  $  4,862,349  $  2,782,560  $  7,883,532
SHARES OUTSTANDING -
  CLASS C................      551,258       429,397       310,907       154,600       398,231
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - CLASS C........  $     10.79  $      13.53  $      15.64  $      18.00  $      19.80
NET ASSETS -
  INSTITUTIONAL CLASS....  $   942,047  $  4,798,420  $ 10,850,061  $  5,210,586  $  2,109,112
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....       87,374       354,417       685,818       283,390       103,171
NET ASSET VALUE AND
  OFFERING PRICE PER
  SHARE - INSTITUTIONAL
  CLASS..................  $     10.78  $      13.54  $      15.82  $      18.39  $      20.44

  * MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
8

STATEMENTS OF OPERATIONS -- FOR THE SIX MONTHS ENDED AUGUST 31, 2000
(UNAUDITED)                                                       LIFEPATH FUNDS
--------------------------------------------------------------------------------

                              LIFEPATH    LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH
                           OPPORTUNITY        2010         2020         2030         2040
                                  FUND        FUND         FUND         FUND         FUND
-----------------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM CORRESPONDING MASTER PORTFOLIO
  DIVIDENDS..............  $    89,877  $  408,720  $ 1,091,261  $ 1,056,473  $ 2,602,417
  INTEREST...............    1,400,359   2,182,329    2,471,104      998,645      351,373
  EXPENSES...............     (165,615)   (363,418)    (680,080)    (530,416)  (1,143,766)
                           -----------  ----------  -----------  -----------  -----------
NET INVESTMENT INCOME
  ALLOCATED FROM
  CORRESPONDING MASTER
  PORTFOLIO..............    1,324,621   2,227,631    2,882,285    1,524,702    1,810,024
                           -----------  ----------  -----------  -----------  -----------

EXPENSES
  ADMINISTRATION FEES....       45,061      99,190      185,819      144,658      311,658
  SHAREHOLDER SERVICING
    FEES - CLASS A.......       56,799     114,327      232,555      185,984      382,876
  SHAREHOLDER SERVICING
    FEES - CLASS B.......        9,112      40,047       63,672       48,756      125,402
  SHAREHOLDER SERVICING
    FEES - CLASS C.......        8,454       7,422        5,106        2,404        9,121
  SHAREHOLDER SERVICING
    FEES - INSTITUTIONAL
    CLASS................          737       3,521        8,366        3,951        2,031
  TRANSFER AGENCY FEES -
    CLASS A..............       30,672      58,993      111,626       97,456      222,068
  TRANSFER AGENCY FEES -
    CLASS B..............        3,754      23,388       42,533       41,735      140,952
  TRANSFER AGENCY FEES -
    CLASS C..............        1,623       3,325        2,757        2,789        5,071
  TRANSFER AGENCY FEES -
    INSTITUTIONAL
    CLASS................           88         422        1,004          474          244
  DISTRIBUTION COSTS -
    CLASS A..............       56,799     114,327      232,555      185,984      382,876
  DISTRIBUTION COSTS -
    CLASS B..............       27,336     120,142      191,017      146,267      376,206
  DISTRIBUTION COSTS -
    CLASS C..............       25,362      22,265       15,317        7,213       27,364
  LEGAL AND AUDIT
    SERVICES.............        4,500       4,500        5,000        5,500        6,500
  REGISTRATION COSTS.....        6,838       7,490       11,289        9,740       14,400
  COMPENSATION OF
    TRUSTEES.............          600         600          600          600          600
  MISCELLANEOUS..........       43,657      57,474       68,050       60,948      290,152
                           -----------  ----------  -----------  -----------  -----------
TOTAL EXPENSES...........      321,392     677,433    1,177,266      944,459    2,297,521
                           -----------  ----------  -----------  -----------  -----------
LESS
  EXPENSES WAIVED BY
    WELLS FARGO BANK.....      (62,584)    (89,843)    (118,721)    (122,875)    (473,320)
TOTAL NET EXPENSES.......      258,808     587,590    1,058,545      821,584    1,824,201
                           -----------  ----------  -----------  -----------  -----------
NET INVESTMENT INCOME
  (LOSS).................    1,065,813   1,640,041    1,823,740      703,118      (14,177)
                           -----------  ----------  -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM CORRESPONDING MASTER
PORTFOLIOS
-----------------------------------------------------------------------------------------
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........    2,382,726   4,518,164    5,522,074    3,745,877   17,385,697
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (510,290)    998,784    8,947,550   10,254,381   15,181,178
                           -----------  ----------  -----------  -----------  -----------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $ 2,938,249  $7,156,989  $16,293,364  $14,703,376  $32,552,698
                           -----------  ----------  -----------  -----------  -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                               STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               LIFEPATH OPPORTUNITY FUND               LIFEPATH 2010 FUND
                           ----------------------------------  ----------------------------------
                               FOR THE SIX                         FOR THE SIX
                              MONTHS ENDED            FOR THE     MONTHS ENDED            FOR THE
                           AUGUST 31, 2000         YEAR ENDED  AUGUST 31, 2000         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 29, 2000      (UNAUDITED)  FEBRUARY 29, 2000
-------------------------------------------------------------------------------------------------

FROM OPERATIONS
NET INVESTMENT INCOME
  (LOSS).................  $     1,065,813  $       2,083,418  $     1,640,041  $       2,800,926
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........        2,382,726          1,469,429        4,518,164          8,899,499
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............         (510,290)          (731,426)         998,784         (3,290,077)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............        2,938,249          2,821,421        7,156,989          8,410,348
                           ---------------  -----------------  ---------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............         (776,278)        (1,774,716)      (1,167,980)        (2,248,636)
    CLASS B..............          (97,611)          (112,865)        (324,628)          (446,138)
    CLASS C..............         (103,944)          (186,515)         (60,058)           (42,059)
    INSTITUTIONAL
      CLASS+.............           (5,737)               (45)         (26,029)               (68)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............                0         (1,532,576)               0         (6,882,880)
    CLASS B..............                0           (186,146)               0         (2,170,213)
    CLASS C..............                0           (245,417)               0           (355,190)
    INSTITUTIONAL
      CLASS+.............                0               (308)               0             (2,219)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......        3,782,995          6,574,771       19,776,736         23,363,595
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          754,997          3,221,869        1,145,914          8,919,850
  COST OF SHARES REDEEMED
    - CLASS A............       (6,586,992)       (21,045,108)     (16,809,668)       (30,355,853)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................       (2,049,000)       (11,248,468)       4,112,982          1,927,592
                           ---------------  -----------------  ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......        2,138,151          5,000,653        5,840,335         14,362,891
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           91,145            288,921          306,753          2,506,196
  COST OF SHARES REDEEMED
    - CLASS B............         (474,469)        (1,876,102)      (3,096,124)        (4,029,059)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        1,754,827          3,413,472        3,050,964         12,840,028
                           ---------------  -----------------  ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          381,581          4,930,010        1,699,583          4,917,785
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............           88,506            385,896           56,559            376,724
  COST OF SHARES REDEEMED
    - CLASS C............       (1,977,627)        (2,667,692)      (1,535,897)          (363,828)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................       (1,507,540)         2,648,214          220,245          4,930,681
                           ---------------  -----------------  ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS+...............          865,290            134,071        3,438,961          1,684,424
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............            5,737                353           26,028              1,793
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS+...............          (93,787)                 0         (454,091)            (5,949)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS+...          777,240            134,424        3,010,898          1,680,268
                           ---------------  -----------------  ---------------  -----------------
NET CHANGE IN NET
  ASSETS.................          930,206         (6,269,525)      15,973,383         17,641,514
                           ---------------  -----------------  ---------------  -----------------

NET ASSETS
-------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS...       58,635,996         64,905,521      126,018,156        108,376,642
                           ---------------  -----------------  ---------------  -----------------
ENDING NET ASSETS........  $    59,566,202  $      58,635,996  $   141,991,539  $     126,018,156
                           ---------------  -----------------  ---------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (DISTRIBUTIONS IN
  EXCESS OF) NET
  INVESTMENT INCOME......  $       411,615  $         329,372  $       537,622  $         476,276
                           ---------------  -----------------  ---------------  -----------------
SHARES ISSUED AND
  REDEEMED
  SHARES SOLD -
    CLASS A..............          362,247            622,436        1,507,057          1,745,047
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS A..............           72,300            309,437           86,478            682,164
  SHARES REDEEMED -
    CLASS A..............         (631,171)        (1,998,048)      (1,278,789)        (2,260,746)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................         (196,624)        (1,066,175)         314,746            166,465
                           ---------------  -----------------  ---------------  -----------------
  SHARES SOLD -
    CLASS B..............          200,961            468,173          443,195          1,061,559
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS B..............            8,597             27,459           23,127            192,039
  SHARES REDEEMED -
    CLASS B..............          (44,741)          (175,035)        (234,958)          (299,185)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................          164,817            320,597          231,364            954,413
                           ---------------  -----------------  ---------------  -----------------
  SHARES SOLD -
    CLASS C..............           36,231            460,702          127,064            360,709
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS C..............            8,351             36,635            4,235             28,745
  SHARES REDEEMED -
    CLASS C..............         (186,893)          (251,700)        (115,603)           (26,560)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................         (142,311)           245,637           15,696            362,894
                           ---------------  -----------------  ---------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS+...............           82,690             12,929          258,207            128,549
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS --
    INSTITUTIONAL
    CLASS+...............              543                 34            1,951                137
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS+...............           (8,822)                 0          (33,966)              (461)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL CLASS+...           74,411             12,963          226,192            128,225
                           ---------------  -----------------  ---------------  -----------------

  +  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8,1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                               LIFEPATH FUNDS
--------------------------------------------------------------------------------

                                   LIFEPATH 2020 FUND                  LIFEPATH 2030 FUND
                           ----------------------------------  ----------------------------------
                               FOR THE SIX                         FOR THE SIX
                              MONTHS ENDED            FOR THE     MONTHS ENDED            FOR THE
                           AUGUST 31, 2000         YEAR ENDED  AUGUST 31, 2000         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 29, 2000      (UNAUDITED)  FEBRUARY 29, 2000
-------------------------------------------------------------------------------------------------

FROM OPERATIONS
NET INVESTMENT INCOME
  (LOSS).................  $     1,823,740  $       3,071,988  $       703,118  $       1,495,986
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........        5,522,074         19,784,120        3,745,877         19,860,580
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............        8,947,550         (2,581,357)      10,254,381         (1,364,080)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............       16,293,364         20,274,751       14,703,376         19,992,486
                           ---------------  -----------------  ---------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............       (1,495,279)        (2,575,166)        (803,399)        (1,299,292)
    CLASS B..............         (284,854)          (366,795)        (117,270)          (131,952)
    CLASS C..............          (20,573)            (9,038)          (5,399)            (1,604)
    INSTITUTIONAL
      CLASS+.............          (46,919)               (36)         (14,666)                (8)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............                0        (15,751,326)               0        (16,444,081)
    CLASS B..............                0         (4,154,453)               0         (4,146,917)
    CLASS C..............                0           (204,002)               0            (98,996)
    INSTITUTIONAL
      CLASS+.............                0             (2,588)               0             (1,355)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       32,198,682         45,347,548       21,528,801         23,091,770
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............        1,478,112         18,127,812          796,691         17,589,322
  COST OF SHARES REDEEMED
    - CLASS A............      (25,100,763)       (51,191,084)     (18,551,569)       (32,632,803)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................        8,576,031         12,284,276        3,773,923          8,048,289
                           ---------------  -----------------  ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......        7,023,717         21,335,112        4,126,976         12,769,264
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          278,853          4,421,801          114,336          4,222,622
  COST OF SHARES REDEEMED
    - CLASS B............       (4,697,235)        (5,603,377)      (2,835,102)        (4,933,395)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        2,605,335         20,153,536        1,406,210         12,058,491
                           ---------------  -----------------  ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......        1,973,232          2,978,099        1,513,390          1,281,354
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............           19,429            206,178            5,084             95,675
  COST OF SHARES REDEEMED
    - CLASS C............         (355,146)          (246,473)        (157,028)          (111,904)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................        1,637,515          2,937,804        1,361,446          1,265,125
                           ---------------  -----------------  ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS+...............        7,607,892          4,524,652        4,401,047          1,225,712
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............           46,471              2,627           14,666              1,363
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS+...............       (1,098,202)          (538,346)        (591,258)            (4,605)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS+...        6,556,161          3,988,933        3,824,455          1,222,470
                           ---------------  -----------------  ---------------  -----------------
NET CHANGE IN NET
  ASSETS.................       33,820,781         36,575,896       24,128,676         20,462,656
                           ---------------  -----------------  ---------------  -----------------

NET ASSETS
-------------------------------------------------------------------------------------------------
  BEGINNING NET ASSETS...      230,819,836        194,243,940      179,768,104        159,305,448
                           ---------------  -----------------  ---------------  -----------------
ENDING NET ASSETS........  $   264,640,617  $     230,819,836  $   203,896,780  $     179,768,104
                           ---------------  -----------------  ---------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (DISTRIBUTIONS IN
  EXCESS OF) NET
  INVESTMENT INCOME......  $       461,787  $         485,672  $       (31,622) $         205,994
                           ---------------  -----------------  ---------------  -----------------
SHARES ISSUED AND
  REDEEMED
  SHARES SOLD -
    CLASS A..............        2,110,116          2,942,926        1,221,847          1,297,036
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS A..............           95,826          1,204,588           44,594          1,018,892
  SHARES REDEEMED -
    CLASS A..............       (1,644,817)        (3,314,672)      (1,056,501)        (1,822,149)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          561,125            832,842          209,940            493,779
                           ---------------  -----------------  ---------------  -----------------
  SHARES SOLD -
    CLASS B..............          465,441          1,381,742          238,834            718,794
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS B..............           18,233            296,431            6,510            248,236
  SHARES REDEEMED -
    CLASS B..............         (310,888)          (365,159)        (163,527)          (278,116)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................          172,786          1,313,014           81,817            688,914
                           ---------------  -----------------  ---------------  -----------------
  SHARES SOLD -
    CLASS C..............          128,693            193,809           86,143             72,541
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS C..............            1,265             13,764              290              5,622
  SHARES REDEEMED -
    CLASS C..............          (23,235)           (16,370)          (9,068)            (6,360)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................          106,723            191,203           77,365             71,803
                           ---------------  -----------------  ---------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS+...............          493,498            296,678          245,084             70,657
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS --
    INSTITUTIONAL
    CLASS+...............            2,989                174              819                 79
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS+...............          (71,161)           (36,360)         (32,993)              (256)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL CLASS+...          425,326            260,492          212,910             70,480
                           ---------------  -----------------  ---------------  -----------------

                                   LIFEPATH 2040 FUND
                           ----------------------------------
                               FOR THE SIX
                              MONTHS ENDED            FOR THE
                           AUGUST 31, 2000         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 29, 2000
-------------------------
FROM OPERATIONS
NET INVESTMENT INCOME
  (LOSS).................  $       (14,177) $         423,607
NET REALIZED GAIN ON SALE
  OF INVESTMENTS.........       17,385,697         37,204,754
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............       15,181,178         12,984,142
                           ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............       32,552,698         50,612,503
                           ---------------  -----------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  FROM NET INVESTMENT
    INCOME
    CLASS A..............         (513,090)          (730,397)
    CLASS B..............                0                  0
    CLASS C..............                0                  0
    INSTITUTIONAL
      CLASS+.............           (4,071)                (1)
  FROM NET REALIZED GAIN
    ON SALE OF
    INVESTMENTS
    CLASS A..............                0        (25,934,712)
    CLASS B..............                0         (8,331,309)
    CLASS C..............                0           (504,901)
    INSTITUTIONAL
      CLASS+.............                0               (908)
FROM CAPITAL SHARE
  TRANSACTIONS
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......       20,179,079         76,986,658
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          508,595         26,384,953
  COST OF SHARES REDEEMED
    - CLASS A............      (44,642,703)       (71,883,878)
                           ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................      (23,955,029)        31,487,733
                           ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......       10,157,164         30,756,321
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           (1,147)         8,268,110
  COST OF SHARES REDEEMED
    - CLASS B............       (6,816,807)       (10,987,034)
                           ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................        3,339,210         28,037,397
                           ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......        2,129,978          3,425,050
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                0            479,802
  COST OF SHARES REDEEMED
    - CLASS C............         (897,849)        (1,012,203)
                           ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................        1,232,129          2,892,649
                           ---------------  -----------------
  PROCEEDS FROM SHARES
    SOLD - INSTITUTIONAL
    CLASS+...............        1,231,622          1,158,507
  REINVESTMENT OF
    DIVIDENDS -
    INSTITUTIONAL
    CLASS+...............            4,200                909
  COST OF SHARES REDEEMED
    - INSTITUTIONAL
    CLASS+...............         (316,949)           (62,618)
                           ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS+...          918,873          1,096,798
                           ---------------  -----------------
NET CHANGE IN NET
  ASSETS.................       13,570,720         78,624,852
                           ---------------  -----------------
NET ASSETS
-------------------------
  BEGINNING NET ASSETS...      406,924,136        328,299,284
                           ---------------  -----------------
ENDING NET ASSETS........  $   420,494,856  $     406,924,136
                           ---------------  -----------------
ENDING BALANCE OF
  UNDISTRIBUTED
  (DISTRIBUTIONS IN
  EXCESS OF) NET
  INVESTMENT INCOME......  $      (874,867) $        (343,529)
                           ---------------  -----------------
SHARES ISSUED AND
  REDEEMED
  SHARES SOLD -
    CLASS A..............        1,036,251          4,004,929
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS A..............           25,790          1,379,057
  SHARES REDEEMED -
    CLASS A..............       (2,285,552)        (3,739,848)
                           ---------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................       (1,223,511)         1,644,138
                           ---------------  -----------------
  SHARES SOLD -
    CLASS B..............          533,463          1,636,843
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS B..............              (60)           442,382
  SHARES REDEEMED -
    CLASS B..............         (357,811)          (583,543)
                           ---------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  CLASS B................          175,592          1,495,682
                           ---------------  -----------------
  SHARES SOLD -
    CLASS C..............          112,687            182,445
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS -
    CLASS C..............                0             25,672
  SHARES REDEEMED -
    CLASS C..............          (46,828)           (52,406)
                           ---------------  -----------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................           65,859            155,711
                           ---------------  -----------------
  SHARES SOLD -
    INSTITUTIONAL
    CLASS+...............           62,351             59,838
  SHARES ISSUED IN
    REINVESTMENTS OF
    DIVIDENDS --
    INSTITUTIONAL
    CLASS+...............              204                 47
  SHARES REDEEMED -
    INSTITUTIONAL
    CLASS+...............          (15,968)            (3,301)
                           ---------------  -----------------
NET INCREASE IN SHARES
  OUTSTANDING -
  INSTITUTIONAL CLASS+...           46,587             56,584
                           ---------------  -----------------

  +  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8,1999.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT       REALIZED
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------

LIFEPATH OPPORTUNITY FUND
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...  $   10.30  $     0.20  $         0.33  $    (0.18) $        0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.52        0.38            0.09       (0.36)         (0.33)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      10.83        0.36            0.32       (0.37)         (0.62)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      10.71        0.43            0.81       (0.44)         (0.68)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      10.64        0.42            0.28       (0.42)         (0.21)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       9.92        0.40            0.86       (0.41)         (0.13)
B SHARES*
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      10.44        0.16            0.35       (0.15)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.61        0.27            0.14       (0.25)         (0.33)
AUGUST 1, 1998 TO
  FEBRUARY 28, 1999......      10.91        0.07            0.29       (0.04)         (0.62)
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      10.44        0.18            0.33       (0.16)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.62        0.29            0.12       (0.26)         (0.33)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      11.24        0.04           (0.04)      (0.01)         (0.61)
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      10.36        0.19            0.35       (0.12)          0.00
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      10.66        0.08            0.00       (0.05)         (0.33)

LIFEPATH 2010 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      12.88        0.17            0.54       (0.17)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.27        0.34            0.66       (0.34)         (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.16        0.32            0.94       (0.33)         (0.82)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.20        0.36            1.82       (0.38)         (0.84)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      11.42        0.34            0.95       (0.34)         (0.17)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............       9.99        0.32            1.58       (0.33)         (0.14)
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      12.88        0.14            0.55       (0.14)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.25        0.25            0.68       (0.25)         (1.05)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.10        0.22            0.97       (0.22)         (0.82)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.02        0.19            1.88       (0.15)         (0.84)
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      12.97        0.14            0.55       (0.13)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      13.29        0.21            0.72       (0.20)         (1.05)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      13.98        0.04            0.09        0.00+         (0.82)
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      12.95        0.16            0.58       (0.15)          0.00
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      13.83        0.07            0.13       (0.03)         (1.05)

LIFEPATH 2020 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      14.78        0.13            0.89       (0.13)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.91        0.24            1.33       (0.24)         (1.46)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.70        0.24            1.47       (0.25)         (1.25)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.98        0.28            2.73       (0.29)         (1.00)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      11.98        0.27            1.43       (0.28)         (0.42)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      10.17        0.27            2.03       (0.28)         (0.21)
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      14.66        0.08            0.90       (0.09)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.79        0.15            1.33       (0.15)         (1.46)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.55        0.15            1.48       (0.15)         (1.24)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      12.79        0.14            2.74       (0.12)         (1.00)
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      14.74        0.08            0.90       (0.08)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.82        0.11            1.37       (0.10)         (1.46)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      15.82        0.01            0.22        0.00+         (1.23)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
12

FINANCIAL HIGHLIGHTS                                              LIFEPATH FUNDS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              ENDING    RATIO TO AVERAGE NET ASSETS(1)
                           NET ASSET  ----------------------------------           PORTFOLIO      NET ASSETS,
                           VALUE PER  NET INVESTMENT       NET     GROSS    TOTAL   TURNOVER      END OF YEAR
                               SHARE    INCOME(LOSS)  EXPENSES  EXPENSES   RETURN    RATE(2)  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------

LIFEPATH OPPORTUNITY FUND
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...  $   10.65           3.65%     1.30%     1.51%    5.20%       16%   $        44,211
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.30           3.29%     1.30%     1.45%    4.47%       55%            44,801
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      10.52           3.27%     1.25%     1.31%    6.40%       66%            56,986
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      10.83           3.83%     1.20%      N/A    11.99%       39%            67,909
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      10.71           3.93%     1.20%      N/A     6.74%      108%            84,949
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      10.64           4.00%     1.20%      N/A    12.98%       84%           100,070
B SHARES*
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      10.80           3.19%     1.80%     2.02%    4.88%       16%             8,463
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.44           2.76%     1.80%     2.17%    3.87%       55%             6,457
AUGUST 1, 1998 TO
  FEBRUARY 28, 1999......      10.61           2.24%     1.70%     3.01%    3.35%       66%             3,161
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      10.79           3.21%     1.80%     2.00%    4.93%       16%             5,950
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      10.44           2.77%     1.80%     2.13%    3.91%       55%             7,243
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      10.62           2.27%     1.76%     2.66%    0.02%       66%             4,758
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      10.78           3.97%     1.04%     1.16%    5.23%       16%               942
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      10.36           3.56%     1.00%     1.05%    0.53%       55%               134

LIFEPATH 2010 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      13.42           2.62%     1.30%     1.43%    5.56%       33%            97,062
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      12.88           2.45%     1.30%     1.39%    7.50%       49%            89,056
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.27           2.42%     1.25%     1.28%    9.91%       38%            89,543
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.16           2.85%     1.20%      N/A    18.45%       46%            89,659
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.20           3.16%     1.20%      N/A    11.60%       73%            82,971
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      11.42           3.06%     1.20%      N/A    19.40%       39%            67,178
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      13.43           2.11%     1.80%     1.95%    5.34%       33%            34,324
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      12.88           1.93%     1.80%     1.94%    6.96%       49%            29,937
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      13.25           1.90%     1.76%     1.84%    9.30%       38%            18,158
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.10           2.15%     1.70%      N/A    17.64%       46%             6,248
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      13.53           2.13%     1.80%     2.00%    5.36%       33%             5,808
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      12.97           1.88%     1.80%     2.52%    6.91%       49%             5,364
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      13.29           2.04%     1.76%     7.72%    1.11%       38%               675
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      13.54           2.77%     1.04%     1.07%    5.75%       33%             4,798
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      12.95           2.72%     1.00%     1.01%    1.08%       49%             1,661

LIFEPATH 2020 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      15.67           1.58%     1.30%     1.38%    6.89%       21%           195,910
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.78           1.52%     1.30%     1.33%   10.45%       43%           176,460
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.91           1.61%     1.25%     1.26%   12.02%       36%           165,584
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.70           2.05%     1.20%      N/A    23.97%       41%           166,198
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.98           2.33%     1.20%      N/A    14.65%       61%           146,226
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      11.98           2.45%     1.20%      N/A    22.94%       49%           122,488
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      15.55           1.06%     1.80%     1.94%    6.66%       21%            53,018
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.66           1.02%     1.80%     1.95%    9.90%       43%            47,472
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      14.79           1.04%     1.76%     1.84%   11.56%       36%            28,467
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.55           1.33%     1.70%      N/A    23.05%       41%            12,129
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      15.64           1.09%     1.80%     2.03%    6.64%       21%             4,862
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      14.74           0.92%     1.80%     3.28%    9.87%       43%             3,009
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      14.82           0.76%     1.71%    52.02%    1.70%       36%               192

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS  DISTRIBUTIONS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET       FROM NET
                           VALUE PER      INCOME     GAIN (LOSS)  INVESTMENT       REALIZED
                               SHARE      (LOSS)  ON INVESTMENTS      INCOME          GAINS
-------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...  $   14.89  $     0.12  $         0.93  $    (0.12) $        0.00
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      16.01        0.06            0.30       (0.02)         (1.46)

LIFEPATH 2030 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      16.96        0.07            1.31       (0.10)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.15        0.17            2.03       (0.17)         (2.22)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.51        0.18            1.93       (0.19)         (1.28)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.83        0.23            3.54       (0.23)         (0.86)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.34        0.22            1.83       (0.23)         (0.33)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      10.17        0.21            2.45       (0.22)         (0.27)
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      16.72        0.03            1.27       (0.05)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.93        0.08            2.01       (0.08)         (2.22)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.28        0.09            1.92       (0.10)         (1.26)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      13.63        0.10            3.50       (0.09)         (0.86)
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      16.74        0.03            1.28       (0.05)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.94        0.06            2.01       (0.05)         (2.22)
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      17.89        0.00            0.31        0.00+         (1.26)
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      17.07        0.09            1.31       (0.08)          0.00
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      18.73        0.03            0.54       (0.01)         (2.22)

LIFEPATH 2040 FUND
-------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      18.78        0.01            1.53       (0.03)          0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.87        0.05            2.78       (0.05)         (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.07        0.08            2.39       (0.08)         (1.59)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.50        0.13            4.17       (0.14)         (1.59)
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      12.84        0.16            2.35       (0.16)         (0.69)
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      10.37        0.15            2.82       (0.16)         (0.34)
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      18.34       (0.03)           1.48        0.00           0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.52       (0.04)           2.73        0.00          (1.87)
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.76       (0.01)           2.33       (0.01)         (1.55)
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      14.29        0.03            4.06       (0.03)         (1.59)
C SHARES+++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      18.34       (0.03)           1.49        0.00           0.00
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      17.53       (0.04)           2.72        0.00          (1.87)
JULY 1, 1998 TO FEBRUARY
  28, 1999...............      18.01       (0.01)           1.08        0.00          (1.55)
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      18.90        0.04            1.55       (0.05)          0.00
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      19.97        0.00            0.80        0.00          (1.87)

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
14

FINANCIAL HIGHLIGHTS                                              LIFEPATH FUNDS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                              ENDING    RATIO TO AVERAGE NET ASSETS(1)
                           NET ASSET  ----------------------------------           PORTFOLIO      NET ASSETS,
                           VALUE PER  NET INVESTMENT       NET     GROSS    TOTAL   TURNOVER      END OF YEAR
                               SHARE    INCOME(LOSS)  EXPENSES  EXPENSES   RETURN    RATE(2)  (000'S OMITTED)
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...  $   15.82           1.82%     1.03%     1.04%    7.07%       21%   $        10,850
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      14.89           1.69%     1.00%     1.01%    1.74%       43%             3,879

LIFEPATH 2030 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      18.24           0.83%     1.30%     1.40%    8.13%       16%           155,294
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.96           0.96%     1.30%     1.37%   12.63%       26%           140,867
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.15           1.07%     1.23%     1.26%   13.25%       19%           134,008
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      16.51           1.50%     1.20%      N/A    28.01%       27%           126,131
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      13.83           1.81%     1.20%      N/A    17.01%       42%           101,078
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      12.34           1.92%     1.20%      N/A    26.53%       39%            83,012
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      17.97           0.33%     1.80%     2.00%    7.80%       16%            40,609
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.72           0.44%     1.80%     1.98%   12.13%       26%            36,406
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      16.93           0.52%     1.75%     1.84%   12.64%       19%            25,206
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      16.28           0.76%     1.70%      N/A    26.93%       27%            12,469
C SHARES**
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      18.00           0.29%     1.80%     2.33%    7.82%       16%             2,783
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      16.74           0.36%     1.80%     5.37%   12.05%       26%             1,293
DECEMBER 1, 1998 TO
  FEBRUARY 28, 1999......      16.94           0.16%     1.73%    72.87%    1.98%       19%                92
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      18.39           0.97%     1.04%     1.05%    8.23%       16%             5,211
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      17.07           1.06%     1.00%     1.02%    2.39%       26%             1,203

LIFEPATH 2040 FUND
-------------------------------------------------------------------------------------------------------------------------
A SHARES
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      20.29           0.12%     1.30%     1.49%    8.22%       13%           305,809
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      18.78           0.24%     1.30%     1.36%   15.65%       29%           306,002
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.87           0.42%     1.25%     1.26%   14.98%       19%           261,808
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      17.07           0.82%     1.20%      N/A    30.66%       34%           248,195
MARCH 1, 1996 TO FEBRUARY
  28, 1997...............      14.50           1.22%     1.20%      N/A    20.17%       48%           189,560
MARCH 1, 1995 TO FEBRUARY
  29, 1996...............      12.84           1.29%     1.20%      N/A    28.91%       29%           142,738
B SHARES***
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      19.79          -0.38%     1.80%     2.13%    7.97%       13%           104,693
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      18.34          -0.28%     1.80%     1.95%   15.07%       29%            93,757
MARCH 1, 1998 TO FEBRUARY
  28, 1999...............      17.52          -0.12%     1.75%     1.78%   14.37%       19%            63,395
MARCH 1, 1997 TO FEBRUARY
  28, 1998...............      16.76           0.08%     1.70%      N/A    29.47%       34%            30,754
C SHARES+++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      19.80          -0.39%     1.80%     2.11%    7.96%       13%             7,884
MARCH 1, 1999 TO FEBRUARY
  29, 2000...............      18.34          -0.30%     1.80%     2.55%   15.07%       29%             6,095
JULY 1, 1998 TO FEBRUARY
  28, 1999...............      17.53          -0.39%     1.71%     4.71%    6.40%       19%             3,096
INSTITUTIONAL SHARES++
MARCH 1, 2000 TO AUGUST
  31, 2000 (UNAUDITED)...      20.44           0.32%     1.04%     1.13%    8.47%       13%             2,109
NOVEMBER 8, 1999 TO
  FEBRUARY 29, 2000......      18.90           0.24%     1.00%     1.01%    3.27%       29%             1,069

(1) THESE RATIOS INCLUDE INCOME EARNED AND EXPENSES CHARGED TO THE MASTER PORTFLIO. ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
(2)  REPRESENTS THE PORTFOLIO TURNOVER RATE OF EACH FUND'S MASTER PORTFOLIO.
  *  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 1, 1998.
 **  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 1, 1998.
***  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 1, 1997.
  +  DISTRIBUTION WAS LESS THAN $.01 PER SHARE.
 ++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
+++  THIS CLASS OF SHARES COMMENCED OPERATIONS ON JULY 1, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH FUNDS                         NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") (successor to Stagecoach Trust) is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 10, 1999, and is currently comprised of 66 separate series. These financial statements represent the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds (each a "Fund," collectively, the "Funds").
   The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   Each Fund is authorized to issue four classes of shares: Class A, Class B, Class C and Institutional Class. The four classes of shares differ principally in their respective distribution fees and sales charges. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution fees and from the weightings of pro rata income and gain allocations.

INVESTMENT POLICIES AND SECURITY VALUATION
   Each Fund invests all of its assets in a separate series (each, a "Master Portfolio") of Master Investment Portfolio ("MIP"). Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (62.28%, 56.91%, 54.87%, 65.81%, and 74.78%) for the LifePath Opportunity, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Funds, respectively, at August 31, 2000. The method by which the MIP values its securities is discussed in Note 1 of the MIP's Notes to Financial Statements, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Each Fund records its proportionate interest in the net investment income and realized and unrealized capital gains and losses of its corresponding Master Portfolio, on a daily basis.
   The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Each Fund declares and pays dividends to shareholders from net investment income quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed at least annually.
   Due to the timing of distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Funds.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at August 31, 2000.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                         LIFEPATH FUNDS
--------------------------------------------------------------------------------

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   Wells Fargo Bank ("WFB") is contractually obligated to reimburse each Fund for some of its operating expenses or to waive a portion of the fees payable to it in order to maintain a certain operating expense ratio. WFB has committed through July 1, 2001 to maintain the current net operating expense ratio shown in the Financial Highlights for each Fund. Actual reimbursements and waivers have a positive effect on performance information. For the period ended August 31, 2000, WFB waived a portion of each Fund's expenses. Expense waiver information is included in the Fund's Statements of Operations.
   The Trust has entered into an Administration Agreement with WFB on behalf of the Funds. Under the Administration Agreement, WFB acts as sole Administrator of the Funds and is entitled to receive on a monthly basis, fees at an annual rate of 0.15% of the average daily net assets of the Funds. Investors Bank & Trust Company ("IBT") serves as the Sub-Administrator to each Fund. IBT is entitled to receive a separate fee from WFB for its Sub-Administrator services.
   The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. WFB will continue to provide sub-transfer agency services to the Funds.
   On behalf of the Funds, the Trust may enter into servicing agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. For the services provided pursuant to a Shareholder Servicing Agreement, Class A, Class B, Class C and Institutional Class may pay each Shareholder Servicing Agent a fee of up to 0.25% of the average daily net asset value of each Fund's shares beneficially owned by customers of the Shareholder Servicing Agent. The Trust has entered into a Shareholder Servicing Agreement with Barclays Global Investors, N.A. ("BGI").
   The Trust has entered into an agreement with Stephens Inc. ("Stephens") on behalf of its shares for distribution services and has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act, whereby Stephens may be compensated for services incurred on behalf of the Class A, Class B and Class C shares. For providing these services, Stephens is entitled to receive 0.25% of the average daily net assets of Class A shares on an annual basis and 0.75% of the average daily net assets of Class B and Class C shares on an annual basis. There are no Rule 12b-1 fees charged for the Institutional Class shares.
   Certain officers of the Trust were also officers of Stephens for a portion of the period. As of August 31, 2000, these officers of Stephens collectively owned less than 1% of the outstanding shares of each Fund.

3. CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
   As of August 31, 2000, the Trust has authorized an unlimited number of shares of beneficial interest without par value. Transactions in capital shares for each Fund are disclosed in detail in the Statement of Changes in Net Assets.

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                        19.99%                     40.79%
U.S. COMMON STOCKS
PERCENT OF NET ASSETS                        14.77%                     31.48%
ADVERTISING
PERCENT OF NET ASSETS                         0.02%                      0.11%
HARTE-HANKS INC.                     0  $        --            0  $         --
INTERPUBLIC GROUP OF
COMPANIES INC.                     176        6,732        1,998        76,422
OMNICOM GROUP INC.                 111        9,262        1,185        98,873
SNYDER COMMUNICATIONS
INC.+                                0           --            0            --
TMP WORLDWIDE INC.+                  0           --            0            --
YOUNG & RUBICAM INC.                 0           --        2,144       125,424
                                        -----------               ------------
                                        $    15,994               $    300,719
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                         0.11%                      0.04%
BOEING CO.                           0  $        --            0  $         --
GENERAL DYNAMICS CORP.               0           --            0            --
GOODRICH (B.F.) CO.                 82        3,347        1,375        56,117
HONEYWELL INTERNATIONAL
INC.                               179        6,903            0            --
LITTON INDUSTRIES INC.+              0           --            0            --
LOCKHEED MARTIN CORP.                0           --            0            --
NORTHROP GRUMMAN CORP.             129       10,038          629        48,944
RAYTHEON CO. "B"                     0           --            0            --
SEQUA CORP. "A"+                 1,510       69,837            0            --
TITAN CORP. (THE)+                 500       12,312            0            --
UNITED TECHNOLOGIES CORP.            0           --            0            --
                                        -----------               ------------
                                        $   102,437               $    105,061
AGRICULTURE
PERCENT OF NET ASSETS                         0.00%                      0.01%
MAUI LAND & PINEAPPLE CO.            0  $        --        1,200  $     28,500
                                        -----------               ------------
AIRLINES
PERCENT OF NET ASSETS                         0.01%                      0.15%
AMR CORP.+                           0  $        --          887  $     29,105
CONTINENTAL AIRLINES INC.
"B"+                                 0           --            0            --
DELTA AIR LINES INC.                 0           --            0            --
NORTHWEST AIRLINES CORP.
"A"+                               100        3,131        8,816       276,051
SOUTHWEST AIRLINES CO.             263        5,950            0            --
UAL CORP.                            0           --            0            --
US AIRWAYS GROUP INC.+              63        2,142        2,818        95,812
                                        -----------               ------------
                                        $    11,223               $    400,968
APPAREL
PERCENT OF NET ASSETS                         0.07%                      0.12%
GARAN INC.                           0  $        --        1,600  $     34,000
HAGGAR CORP.                         0           --        2,200        27,087
JONES APPAREL GROUP INC.+            0           --            0            --
LIZ CLAIBORNE INC.                  81        3,559        4,965       218,150
NIKE INC. "B"                      193        7,636            0            --
UNIFI INC.+                      3,268       36,969            0            --
VF CORP.                             0           --        1,556        35,594
WARNACO GROUP INC. "A"           3,200       16,000            0            --
                                        -----------               ------------
                                        $    64,164               $    314,831
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                         0.03%                      0.11%
FORD MOTOR COMPANY+                  0  $        --            0  $         --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS
PERCENT OF NET ASSETS                         64.46%                     78.56%                     93.40%
U.S. COMMON STOCKS
PERCENT OF NET ASSETS                         50.13%                     60.75%                     72.56%
ADVERTISING
PERCENT OF NET ASSETS                          0.13%                      0.14%                      0.17%
HARTE-HANKS INC.                     0  $         --        1,282  $     32,210            0  $         --
INTERPUBLIC GROUP OF
COMPANIES INC.                   4,640       177,481        3,566       136,399        8,500       325,124
OMNICOM GROUP INC.               2,915       243,220        2,275       189,820        5,356       446,891
SNYDER COMMUNICATIONS
INC.+                                0            --          925        25,322        1,313        35,943
TMP WORLDWIDE INC.+                500        34,594            0            --            0            --
YOUNG & RUBICAM INC.             1,988       116,298        1,016        59,436        2,053       120,100
                                        ------------               ------------               ------------
                                        $    571,593               $    443,187               $    928,058
AEROSPACE / DEFENSE
PERCENT OF NET ASSETS                          0.53%                      0.64%                      0.69%
BOEING CO.                      14,598  $    782,818       11,312  $    606,606       21,795  $  1,168,757
GENERAL DYNAMICS CORP.           3,374       212,351        2,596       163,386        5,637       354,779
GOODRICH (B.F.) CO.              1,804        73,626        1,409        57,505        3,079       125,662
HONEYWELL INTERNATIONAL
INC.                            12,709       490,091       10,305       397,387       20,415       787,253
LITTON INDUSTRIES INC.+              0            --          696        38,497            0            --
LOCKHEED MARTIN CORP.            6,640       188,410        6,102       173,144       10,934       310,252
NORTHROP GRUMMAN CORP.           1,263        98,277          849        66,063        1,908       148,466
RAYTHEON CO. "B"                 5,585       155,333        4,493       124,962        8,561       238,103
SEQUA CORP. "A"+                     0            --            0            --            0            --
TITAN CORP. (THE)+                   0            --            0            --            0            --
UNITED TECHNOLOGIES CORP.        7,998       499,375        5,840       364,635       10,835       676,510
                                        ------------               ------------               ------------
                                        $  2,500,281               $  1,992,185               $  3,809,782
AGRICULTURE
PERCENT OF NET ASSETS                          0.00%                      0.00%                      0.00%
MAUI LAND & PINEAPPLE CO.            0  $         --            0  $         --            0  $         --
                                        ------------               ------------               ------------
AIRLINES
PERCENT OF NET ASSETS                          0.09%                      0.12%                      0.15%
AMR CORP.+                       1,509  $     49,514        1,812  $     59,456        3,339  $    109,561
CONTINENTAL AIRLINES INC.
"B"+                               827        39,799          950        45,719        1,961        94,373
DELTA AIR LINES INC.             1,226        60,687          795        39,352        1,815        89,842
NORTHWEST AIRLINES CORP.
"A"+                               252         7,891        1,186        37,137        2,310        72,332
SOUTHWEST AIRLINES CO.           8,426       190,638        5,850       132,356       12,306       278,423
UAL CORP.                          552        26,358          771        36,815        1,791        85,520
US AIRWAYS GROUP INC.+           1,148        39,032          955        32,470        2,302        78,268
                                        ------------               ------------               ------------
                                        $    413,919               $    383,305               $    808,319
APPAREL
PERCENT OF NET ASSETS                          0.08%                      0.09%                      0.11%
GARAN INC.                           0  $         --            0  $         --            0  $         --
HAGGAR CORP.                         0            --            0            --            0            --
JONES APPAREL GROUP INC.+        1,984        48,608        1,964        48,118        4,263       104,444
LIZ CLAIBORNE INC.               1,679        73,771          889        39,060        1,658        72,848
NIKE INC. "B"                    4,644       183,728        3,686       145,827        7,687       304,117
UNIFI INC.+                          0            --            0            --            0            --
VF CORP.                         3,749        85,758        1,986        45,430        3,341        76,425
WARNACO GROUP INC. "A"               0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $    391,865               $    278,435               $    557,834
AUTO MANUFACTURERS
PERCENT OF NET ASSETS                          0.34%                      0.41%                      0.43%
FORD MOTOR COMPANY+             31,452  $    760,745       24,497  $    592,521       52,545  $  1,270,932

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
GENERAL MOTORS CORP. "A"           351  $    25,338            0  $         --
NAVISTAR INTERNATIONAL
CORP.+                               0           --        6,186       231,975
PACCAR INC.                         93        3,947          872        37,005
                                        -----------               ------------
                                        $    29,285               $    268,980
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                         0.10%                      0.07%
COOPER TIRE & RUBBER CO.         1,065  $    12,847            0  $         --
DANA CORP.                           0           --        1,491        36,809
DELPHI AUTOMOTIVE SYSTEMS
CORP.                                0           --            0            --
GOODYEAR TIRE & RUBBER
CO.                                  0           --        1,325        30,972
LEAR CORP.+                          0           --            0            --
SUPERIOR INDUSTRIES
INTERNATIONAL INC.               2,422       78,564            0            --
TRW INC.                             0           --        1,715        78,354
VISTEON CORP.                        0           --        1,651        25,900
                                        -----------               ------------
                                        $    91,411               $    172,035
BANKS
PERCENT OF NET ASSETS                         0.43%                      1.80%
AMSOUTH BANCORP                    495  $     9,034        3,339  $     60,937
ANDOVER BANCORP INC.                 0           --            0            --
AREA BANCSHARES CORP.                0           --        1,500        33,750
ASSOCIATED BANCORP                   0           --            0            --
BANK OF AMERICA CORP.                0           --        9,826       526,305
BANK OF NEW YORK CO. INC.          678       35,553        4,739       248,501
BANK ONE CORP.                     665       23,445        7,053       248,618
BANK UNITED CORP. "A"                0           --            0            --
BANKUNITED FINANCIAL
CORP. "A"+                           0           --        4,400        33,000
BB&T CORP.                         300        8,119        3,319        89,820
CENTENNIAL BANCORP+                  0           --        3,100        19,956
CFS BANCORP INC.                     0           --        3,400        34,425
CHARTER ONE FINANCIAL
INC.                                 0           --        1,957        46,479
CHASE MANHATTAN CORP.               37        2,067        7,414       414,257
CITY NATIONAL CORP.                  0           --            0            --
COHOES BANCORP INC.                  0           --        2,800        44,800
COMERICA INC.                      194       10,925        1,372        77,261
COMMERCE BANCSHARES INC.             0           --            0            --
COMMUNITY TRUST BANCORP
INC.                                 0           --        2,200        33,962
COMPASS BANCSHARES INC.              0           --            0            --
CONNECTICUT BANKSHARES
INC.+                                0           --            0            --
DIME BANCORP INC.                    0           --            0            --
DIME COMMUNITY BANCSHARES            0           --        2,100        42,262
FCNB CORP.                           0           --        1,200        22,875
FIFTH THIRD BANCORP                508       23,463        3,293       152,095
FIRST NATIONAL CORP.                 0           --            0            --
FIRST REPUBLIC BANK+                 0           --        1,200        29,775
FIRST SECURITY CORP.                 0           --            0            --
FIRST SENTINEL BANCORP
INC.                                 0           --        4,500        41,062
FIRST TENNESSEE NATIONAL
CORP.                                0           --            0            --
FIRST UNION CORP.                  301        8,710            0            --
FIRST UNITED BANCSHARES
INC.                                 0           --        1,300        21,126
FIRST VIRGINIA BANKS INC.            1           43            0            --
FIRST WASHINGTON BANCORP
INC.                                 0           --        2,000        29,625
FIRSTAR CORP.                      934       22,299        6,384       152,418
FIRSTFED FINANCIAL CORP.+            0           --        2,700        48,600
FIRSTMERIT CORP.                     0           --            0            --
FLAGSTAR BANCORP INC.                0           --        2,700        31,725
FLEETBOSTON FINANCIAL
CORP.                              854       36,455        5,688       242,807
GOLD BANCORP INC.                    0           --        3,900        20,902
GOLDEN WEST FINANCIAL
CORP.                              162        7,715        1,470        70,009
GREENPOINT FINANCIAL
CORP.                                0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
GENERAL MOTORS CORP. "A"         9,837  $    710,108        7,449  $    537,725       13,725  $    990,773
NAVISTAR INTERNATIONAL
CORP.+                           1,847        69,262        1,334        50,025        1,814        68,025
PACCAR INC.                      2,323        98,582        1,798        76,303        2,163        91,792
                                        ------------               ------------               ------------
                                        $  1,638,697               $  1,256,574               $  2,421,522
AUTO PARTS & EQUIPMENT
PERCENT OF NET ASSETS                          0.12%                      0.13%                      0.12%
COOPER TIRE & RUBBER CO.             0  $         --            0  $         --            0  $         --
DANA CORP.                       4,600       113,563        3,243        80,062        4,572       112,871
DELPHI AUTOMOTIVE SYSTEMS
CORP.                           11,135       183,032        7,748       127,358       15,858       260,666
GOODYEAR TIRE & RUBBER
CO.                              3,148        73,585        1,997        46,680        4,436       103,692
LEAR CORP.+                      2,127        45,863            0            --            0            --
SUPERIOR INDUSTRIES
INTERNATIONAL INC.                   0            --            0            --            0            --
TRW INC.                         2,025        92,517        1,595        72,872        3,453       157,759
VISTEON CORP.                    5,849        91,756        4,163        65,307        4,425        69,417
                                        ------------               ------------               ------------
                                        $    600,316               $    392,279               $    704,405
BANKS
PERCENT OF NET ASSETS                          2.57%                      2.99%                      3.24%
AMSOUTH BANCORP                  6,513  $    118,862        5,165  $     94,261       10,930  $    199,473
ANDOVER BANCORP INC.                 0            --        6,100       178,425            0            --
AREA BANCSHARES CORP.                0            --            0            --            0            --
ASSOCIATED BANCORP                 974        24,457        1,083        27,193        3,828        96,119
BANK OF AMERICA CORP.           20,894     1,119,135       18,567       994,495       38,392     2,056,372
BANK OF NEW YORK CO. INC.       12,390       649,701        8,951       469,368       18,111       949,696
BANK ONE CORP.                  18,316       645,639       13,837       487,754       27,987       986,542
BANK UNITED CORP. "A"                0            --        1,500        67,500            0            --
BANKUNITED FINANCIAL
CORP. "A"+                           0            --            0            --            0            --
BB&T CORP.                       5,854       158,424        4,567       123,594        9,719       263,020
CENTENNIAL BANCORP+                  0            --            0            --            0            --
CFS BANCORP INC.                     0            --            0            --            0            --
CHARTER ONE FINANCIAL
INC.                             2,771        65,811        2,444        58,045        7,764       184,395
CHASE MANHATTAN CORP.           20,722     1,157,842       13,560       757,665       28,553     1,595,399
CITY NATIONAL CORP.                864        33,750          782        30,547            0            --
COHOES BANCORP INC.                  0            --            0            --            0            --
COMERICA INC.                    2,657       149,622        1,970       110,936        4,234       238,427
COMMERCE BANCSHARES INC.         1,122        40,392        1,001        36,036        3,633       130,788
COMMUNITY TRUST BANCORP
INC.                                 0            --            0            --            0            --
COMPASS BANCSHARES INC.          1,956        35,697        2,411        44,001        5,715       104,299
CONNECTICUT BANKSHARES
INC.+                            9,200       159,850            0            --            0            --
DIME BANCORP INC.                2,291        42,097        2,836        52,111        6,583       120,963
DIME COMMUNITY BANCSHARES            0            --            0            --            0            --
FCNB CORP.                           0            --            0            --            0            --
FIFTH THIRD BANCORP              7,722       356,660        6,168       284,885       12,272       566,813
FIRST NATIONAL CORP.               100         1,600            0            --            0            --
FIRST REPUBLIC BANK+                 0            --            0            --            0            --
FIRST SECURITY CORP.             2,798        42,673        2,504        38,186        9,952       151,764
FIRST SENTINEL BANCORP
INC.                                 0            --            0            --            0            --
FIRST TENNESSEE NATIONAL
CORP.                            2,202        48,444        2,311        50,842        7,242       159,324
FIRST UNION CORP.               16,093       465,691       11,853       342,995       23,052       667,067
FIRST UNITED BANCSHARES
INC.                                 0            --            0            --            0            --
FIRST VIRGINIA BANKS INC.          852        36,423        1,176        50,274        2,941       125,728
FIRST WASHINGTON BANCORP
INC.                                 0            --            0            --            0            --
FIRSTAR CORP.                   16,450       392,744       12,751       304,430       27,321       652,289
FIRSTFED FINANCIAL CORP.+            0            --            0            --            0            --
FIRSTMERIT CORP.                 1,953        45,529            0            --            0            --
FLAGSTAR BANCORP INC.                0            --            0            --            0            --
FLEETBOSTON FINANCIAL
CORP.                           15,376       656,363       10,786       460,427       21,447       915,519
GOLD BANCORP INC.                    0            --            0            --            0            --
GOLDEN WEST FINANCIAL
CORP.                            2,751       131,016        2,121       101,013        4,583       218,265
GREENPOINT FINANCIAL
CORP.                            1,502        39,240            0            --        4,893       127,830

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
HAMILTON BANCORP INC.+               0  $        --        1,200  $     17,850
HERITAGE COMMERCE CORP.+             0           --            0            --
HIBERNIA CORP. "A"                   0           --            0            --
HORIZON FINANCIAL CORP.              0           --            0            --
HUNTINGTON BANCSHARES
INC.                               228        3,847        2,710        45,731
KEYCORP                              0           --            0            --
LOCAL FINANCIAL
CORPORATION+                         0           --        4,100        42,025
M&T BANK CORP.                       0           --            0            --
MARSHALL & ILSLEY CORP.              0           --            0            --
MELLON FINANCIAL CORP.             484       21,901        3,206       145,071
MERCANTILE BANKSHARES
CORP.                                0           --            0            --
NATIONAL CITY CORP.                  0           --            0            --
NATIONAL COMMERCE BANCORP            0           --            0            --
NBT BANCORP INC.                     0           --        2,800        31,850
NORTH FORK BANCORP                   0           --            0            --
NORTHERN TRUST CORP.               238       20,066        1,520       128,155
NORTHWEST BANCORP INC.               0           --        4,300        36,550
OCEANFIRST FINANCIAL
CORP.                                0           --        2,000        41,250
OLD KENT FINANCIAL CORP.           244        7,152        1,770        51,883
OLD NATIONAL BANCORP                 0           --            0            --
PACIFIC CENTURY FINANCIAL
CORP.                                0           --            0            --
PATRIOT BANK CORP.                   0           --        3,500        22,969
PNC BANK CORP.                     319       18,801            0            --
PREMIER NATIONAL BANCORP
INC.                                 0           --        1,500        30,375
REGIONS FINANCIAL CORP.            170        3,697        2,937        63,880
REPUBLIC BANCORP INC.                0           --        2,800        24,850
REPUBLIC BANCORP INC. KY
"A"                                  0           --        2,300        15,741
REPUBLIC BANCSHARES INC.+            0           --        2,100        25,462
ROYAL BANCSHARES OF
PENNSYLVANIA "A"                     0           --        2,000        34,875
SKY FINANCIAL GROUP INC.             0           --            0            --
SOUTHTRUST CORP.                   186        5,243        1,912        53,895
SOVEREIGN BANCORP INC.               0           --            0            --
STATE STREET CORP.                 205       24,139        1,107       130,349
STERLING FINANCIAL CORP.             0           --        1,500        24,562
SUMMIT BANCORP                     174        4,818        2,450        67,834
SUNTRUST BANKS INC.                338       16,689            0            --
SYNOVUS FINANCIAL CORP.            297        5,847        2,950        58,078
TCF FINANCIAL CORP.                  0           --            0            --
TRUSTMARK CORP.                      0           --            0            --
U.S. BANCORP                       571       12,419            0            --
UNION PLANTERS CORP.               173        5,244        1,942        58,867
UNIONBANCAL CORPORATION              0           --            0            --
UNITED COMMUNITY
FINANCIAL CORP.                      0           --        4,600        29,037
USB HOLDING CO INC.                  0           --        2,100        28,087
USBANCORP INC.                       0           --        4,200        18,506
VALLEY NATIONAL BANCORP              0           --            0            --
WACHOVIA CORP.                     172        9,858            0            --
WASHINGTON FEDERAL INC.              0           --            0            --
WASHINGTON MUTUAL INC.               0           --            0            --
WELLS FARGO & COMPANY            1,497       64,652        9,798       423,151
WEST COAST BANCORP                   0           --        2,700        26,662
WILMINGTON TRUST CORP.               0           --            0            --
ZIONS BANCORP                        0           --            0            --
                                        -----------               ------------
                                        $   412,201               $  4,494,897
BEVERAGES
PERCENT OF NET ASSETS                         0.13%                      0.46%
ANHEUSER-BUSCH COMPANIES
INC.                                 0  $        --            0  $         --
BROWN-FORMAN CORP. "B"              64        3,392          718        38,054
COCA-COLA CO.                      907       47,731       13,174       693,282
COCA-COLA ENTERPRISES              516        9,610        3,045        56,713

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
HAMILTON BANCORP INC.+               0  $         --            0  $         --            0  $         --
HERITAGE COMMERCE CORP.+           100         1,031            0            --            0            --
HIBERNIA CORP. "A"               3,005        37,750        3,828        48,089            0            --
HORIZON FINANCIAL CORP.         42,200       411,450            0            --            0            --
HUNTINGTON BANCSHARES
INC.                             4,268        72,023        3,403        57,426        7,124       120,218
KEYCORP                          7,074       142,806        5,847       118,036        9,849       198,827
LOCAL FINANCIAL
CORPORATION+                         0            --            0            --            0            --
M&T BANK CORP.                      88        42,652           89        43,137            0            --
MARSHALL & ILSLEY CORP.          2,031        99,011        1,860        90,675        4,882       237,997
MELLON FINANCIAL CORP.           8,512       385,168        6,384       288,876       12,572       568,883
MERCANTILE BANKSHARES
CORP.                            1,770        61,037        1,852        63,865        3,939       135,834
NATIONAL CITY CORP.             10,278       215,196        8,002       167,542       14,348       300,411
NATIONAL COMMERCE BANCORP        3,763        72,673        2,243        43,318        4,716        91,078
NBT BANCORP INC.                     0            --            0            --            0            --
NORTH FORK BANCORP               2,454        43,865        3,293        58,862        7,422       132,668
NORTHERN TRUST CORP.             3,772       318,027        2,862       241,302        6,270       528,639
NORTHWEST BANCORP INC.               0            --            0            --            0            --
OCEANFIRST FINANCIAL
CORP.                                0            --            0            --            0            --
OLD KENT FINANCIAL CORP.         2,332        68,357        1,830        53,642        3,920       114,905
OLD NATIONAL BANCORP                 0            --            0            --            0            --
PACIFIC CENTURY FINANCIAL
CORP.                            1,702        23,828        1,487        20,818            0            --
PATRIOT BANK CORP.                   0            --            0            --            0            --
PNC BANK CORP.                   4,977       293,332        3,776       222,548        6,460       380,736
PREMIER NATIONAL BANCORP
INC.                                 0            --            0            --            0            --
REGIONS FINANCIAL CORP.          3,690        80,258        2,905        63,184        6,153       133,828
REPUBLIC BANCORP INC.                0            --            0            --            0            --
REPUBLIC BANCORP INC. KY
"A"                                  0            --            0            --            0            --
REPUBLIC BANCSHARES INC.+            0            --            0            --            0            --
ROYAL BANCSHARES OF
PENNSYLVANIA "A"                     0            --            0            --            0            --
SKY FINANCIAL GROUP INC.             0            --        2,200        38,500            0            --
SOUTHTRUST CORP.                 2,837        79,968        2,119        59,729        4,714       132,876
SOVEREIGN BANCORP INC.           5,219        44,361            0            --        7,778        66,113
STATE STREET CORP.               2,727       321,104        2,090       246,098        4,511       531,170
STERLING FINANCIAL CORP.             0            --            0            --            0            --
SUMMIT BANCORP                   2,887        79,934        2,296        63,571        4,952       137,109
SUNTRUST BANKS INC.              5,359       264,601        4,107       202,783        7,562       373,374
SYNOVUS FINANCIAL CORP.          4,706        92,649        3,642        71,702        7,873       155,000
TCF FINANCIAL CORP.              2,116        69,431        2,511        82,392        5,058       165,966
TRUSTMARK CORP.                  6,465       119,602        1,696        31,376            0            --
U.S. BANCORP                    12,089       262,936        9,900       215,325       19,648       427,344
UNION PLANTERS CORP.             2,368        71,780        1,831        55,502        3,957       119,947
UNIONBANCAL CORPORATION            700        17,369            0            --        1,190        29,527
UNITED COMMUNITY
FINANCIAL CORP.                      0            --            0            --            0            --
USB HOLDING CO INC.                  0            --            0            --            0            --
USBANCORP INC.                       0            --            0            --            0            --
VALLEY NATIONAL BANCORP          6,830       179,287        1,365        35,831            0            --
WACHOVIA CORP.                   3,415       195,722        2,608       149,471        4,773       273,553
WASHINGTON FEDERAL INC.              0            --        4,200        87,150            0            --
WASHINGTON MUTUAL INC.           9,668       338,380        7,472       261,520       12,994       454,790
WELLS FARGO & COMPANY           27,655     1,194,350       19,008       820,908       39,001     1,684,356
WEST COAST BANCORP                   0            --            0            --            0            --
WILMINGTON TRUST CORP.             719        36,220          696        35,061        1,833        92,337
ZIONS BANCORP                    1,602        71,689        1,239        55,445        3,921       175,465
                                        ------------               ------------               ------------
                                        $ 12,425,509               $  9,258,667               $ 18,273,043
BEVERAGES
PERCENT OF NET ASSETS                          0.81%                      0.96%                      1.20%
ANHEUSER-BUSCH COMPANIES
INC.                             7,678  $    605,122        4,921  $    387,836       11,762  $    926,993
BROWN-FORMAN CORP. "B"           1,150        60,950          820        43,460        1,930       102,290
COCA-COLA CO.                   37,742     1,986,173       30,522     1,606,220       69,785     3,672,436
COCA-COLA ENTERPRISES            7,179       133,709        5,549       103,350       11,890       221,451

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
COORS (ADOLPH) COMPANY
"B"                                559  $    33,295            0  $         --
NATIONAL BEVERAGE CORP.+             0           --        2,600        18,200
PEPSICO INC.                       747       31,841        8,032       342,364
WHITMAN CORP.                        0           --            0            --
                                        -----------               ------------
                                        $   125,869               $  1,148,613
BIOTECHNOLOGY
PERCENT OF NET ASSETS                         0.27%                      0.29%
AMGEN INC.+                      1,168  $    88,549        5,376  $    407,568
BIOGEN INC.+                       296       20,461          944        65,254
CHIRON CORP.+                        0           --            0            --
CRYOLIFE INC.+                       0           --        1,200        32,250
CURAGEN CORP.+                       0           --            0            --
EXELIXIS INC.+                       0           --            0            --
GENE LOGIC INC.+                     0           --            0            --
GENENTECH INC.+                      0           --            0            --
GENOME THERAPEUTICS
CORP.+                               0           --            0            --
GENZYME GENERAL DIVISION+            0           --            0            --
IMMUNEX CORP.+                   1,000       50,250        1,968        98,892
IMMUNOMEDICS INC.+                 600       15,000        2,500        62,500
INCYTE PHARMACEUTICALS
INC.+                                0           --            0            --
MILLENNIUM
PHARMACEUTICALS INC.+                0           --            0            --
MYRIAD GENETICS INC.+              200       27,975            0            --
NANOGEN INC.+                      300        7,237            0            --
PE CORP. (CELERA GENOMICS
GROUP)+                            200       21,687          500        54,219
REGENERON PHARMACEUTICALS
INC.+                              700       24,806            0            --
SANGAMO BIOSCIENCES INC.+            0           --            0            --
VIROLOGIC INC.+                      0           --            0            --
                                        -----------               ------------
                                        $   255,965               $    720,683
BUILDING MATERIALS
PERCENT OF NET ASSETS                         0.07%                      0.05%
AMERICAN STANDARD
COMPANIES INC.+                      0  $        --        1,816  $     84,103
ARMSTRONG HOLDINGS INC.          2,492       39,716            0            --
MASCO CORP.                          0           --            0            --
OWENS CORNING                      418        2,168            0            --
SOUTHDOWN INC.                       0           --            0            --
USG CORP.                            0           --            0            --
VULCAN MATERIALS CO.               190        8,419          806        35,716
YORK INTERNATIONAL CORP.           802       19,950            0            --
                                        -----------               ------------
                                        $    70,253               $    119,819
CHEMICALS
PERCENT OF NET ASSETS                         0.31%                      0.58%
AIR PRODUCTS & CHEMICALS
INC.                                 0  $        --        1,571  $     57,047
AIRGAS INC.+                     5,600       37,100            0            --
ASHLAND INC.                        99        3,490            0            --
CABOT CORP.                          0           --            0            --
CROMPTON CORP.                       0           --            0            --
DOW CHEMICAL CO.                     0           --            0            --
DU PONT (E.I.) DE NEMOURS          380       17,052        6,238       279,930
EASTMAN CHEMICAL CO.               114        4,916          571        24,624
ENGELHARD CORP.                    100        1,875       23,456       439,800
GEORGIA GULF CORP.               1,837       23,881            0            --
GRACE (W.R.) & COMPANY+          1,842       14,621            0            --
GREAT LAKES CHEMICAL
CORP.                               67        2,261            0            --
HANNA (M.A.) CO.                 7,180       59,684            0            --
HERCULES INC.                       82        1,086       20,138       266,828
IMC GLOBAL INC.                      0           --            0            --
LUBRIZOL CORP.                       0           --            0            --
LYONDELL CHEMICAL CO.                0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
COORS (ADOLPH) COMPANY
"B"                                663  $     39,490          501  $     29,841          779  $     46,399
NATIONAL BEVERAGE CORP.+             0            --            0            --            0            --
PEPSICO INC.                    24,109     1,027,646       17,885       762,348       39,944     1,702,613
WHITMAN CORP.                    3,487        45,985        2,384        31,439        5,657        74,602
                                        ------------               ------------               ------------
                                        $  3,899,075               $  2,964,494               $  6,746,784
BIOTECHNOLOGY
PERCENT OF NET ASSETS                          0.58%                      0.62%                      0.79%
AMGEN INC.+                     17,920  $  1,358,560       13,554  $  1,027,563       30,952  $  2,346,548
BIOGEN INC.+                     2,972       205,439        2,020       139,632        4,642       320,878
CHIRON CORP.+                    2,425       131,102        1,943       105,043        4,574       247,282
CRYOLIFE INC.+                       0            --            0            --            0            --
CURAGEN CORP.+                   1,000        44,375        1,200        53,250        2,200        97,625
EXELIXIS INC.+                     600        27,000            0            --            0            --
GENE LOGIC INC.+                 2,000        49,125        2,300        56,494        3,500        85,969
GENENTECH INC.+                    700       133,350            0            --          600       114,300
GENOME THERAPEUTICS
CORP.+                               0            --            0            --        1,800        45,225
GENZYME GENERAL DIVISION+        1,231        92,402          864        64,854        1,401       105,163
IMMUNEX CORP.+                   3,856       193,764        3,552       178,488        7,596       381,699
IMMUNOMEDICS INC.+               1,900        47,500            0            --        2,000        50,000
INCYTE PHARMACEUTICALS
INC.+                              700        58,056            0            --          800        66,350
MILLENNIUM
PHARMACEUTICALS INC.+            1,700       243,312        1,300       186,062        2,400       343,500
MYRIAD GENETICS INC.+                0            --            0            --            0            --
NANOGEN INC.+                    1,100        26,537            0            --        1,900        45,837
PE CORP. (CELERA GENOMICS
GROUP)+                          1,100       119,281        1,000       108,437        2,000       216,875
REGENERON PHARMACEUTICALS
INC.+                                0            --            0            --            0            --
SANGAMO BIOSCIENCES INC.+          800        39,400            0            --            0            --
VIROLOGIC INC.+                  1,600        32,600            0            --            0            --
                                        ------------               ------------               ------------
                                        $  2,801,803               $  1,919,823               $  4,467,251
BUILDING MATERIALS
PERCENT OF NET ASSETS                          0.07%                      0.09%                      0.12%
AMERICAN STANDARD
COMPANIES INC.+                  1,427  $     66,088        1,061  $     49,138        2,573  $    119,162
ARMSTRONG HOLDINGS INC.              0            --            0            --            0            --
MASCO CORP.                      7,478       145,821        5,804       113,178       12,557       244,861
OWENS CORNING                        0            --            0            --            0            --
SOUTHDOWN INC.                     560        35,140          762        47,815        2,131       133,720
USG CORP.                          777        25,010            0            --        1,666        53,624
VULCAN MATERIALS CO.             1,628        72,141        1,288        57,074        2,790       123,632
YORK INTERNATIONAL CORP.             0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $    344,200               $    267,205               $    674,999
CHEMICALS
PERCENT OF NET ASSETS                          0.55%                      0.58%                      0.57%
AIR PRODUCTS & CHEMICALS
INC.                             3,890  $    141,256        3,072  $    111,552        6,401  $    232,436
AIRGAS INC.+                         0            --            0            --            0            --
ASHLAND INC.                     1,785        62,921          965        34,016        2,044        72,051
CABOT CORP.                      1,916        70,892        1,814        67,118            0            --
CROMPTON CORP.                   6,851        61,659        3,296        29,664            0            --
DOW CHEMICAL CO.                11,163       292,331        8,439       220,996       17,626       461,581
DU PONT (E.I.) DE NEMOURS       17,541       787,152       13,253       594,728       25,345     1,137,357
EASTMAN CHEMICAL CO.             1,325        57,141        1,045        45,066        2,030        87,544
ENGELHARD CORP.                  2,566        48,112        1,617        30,319        3,551        66,581
GEORGIA GULF CORP.                   0            --            0            --            0            --
GRACE (W.R.) & COMPANY+              0            --            0            --            0            --
GREAT LAKES CHEMICAL
CORP.                            1,340        45,225            0            --        1,647        55,586
HANNA (M.A.) CO.                     0            --            0            --            0            --
HERCULES INC.                    4,321        57,253            0            --        2,383        31,575
IMC GLOBAL INC.                  5,394        79,224        2,294        33,693        5,432        79,782
LUBRIZOL CORP.                   4,917       106,637        1,566        33,963            0            --
LYONDELL CHEMICAL CO.                0            --        2,375        31,023            0            --

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
MILLENNIUM CHEMICALS INC.            0  $        --            0  $         --
OLIN CORP.                           0           --            0            --
PPG INDUSTRIES INC.                  0           --            0            --
PRAXAIR INC.                         0           --        1,121        49,604
ROHM & HAAS CO. "A"                  0           --        1,603        46,387
SCHULMAN INC. "A"                5,403       65,174            0            --
SHERWIN-WILLIAMS CO.               181        4,163        1,304        29,992
SIGMA-ALDRICH CORP.                418       12,148        7,158       208,029
SOLUTIA INC.                       143        2,154            0            --
UNION CARBIDE CORP.                  0           --          926        37,098
VALSPAR CORP.                        0           --            0            --
WELLMAN INC.                     4,063       49,010            0            --
                                        -----------               ------------
                                        $   298,615               $  1,439,339
COMMERCIAL SERVICES
PERCENT OF NET ASSETS                         0.30%                      0.35%
AARON RENTS INC. "B"                 0  $        --        1,700  $     23,375
ANC RENTAL CORP.+                    0           --            0            --
APOLLO GROUP INC.+                   0           --            0            --
AURORA BIOSCIENCES CORP.+          200       13,675            0            --
BLOCK (H & R) INC.                 105        3,767          988        35,445
BURNS INTERNATIONAL
SERVICES CORP.+                      0           --        1,500        32,250
BUTLER INTERNATIONAL
INC.+                                0           --        2,500        16,562
CAREMARK RX INC.+                    0           --            0            --
CDI CORP.+                           0           --        1,000        18,500
CENDANT CORP.+                     642        8,466        5,182        68,338
COMDISCO INC.                        0           --            0            --
CONCORD EFS INC.+                    0           --            0            --
CONVERGYS CORP.+                     0           --        1,000        39,125
CPI CORP.                            0           --        1,200        29,250
DELUXE CORP.                        64        1,408            0            --
DEVRY INC.+                      1,100       41,112            0            --
DONNELLEY (R.R.) & SONS
CO.                                139        3,579        7,855       202,266
DUN & BRADSTREET CORP.              75        2,475        1,500        49,500
ECOLAB INC.                         84        3,271        1,076        41,897
ELECTRO RENT CORP.+                  0           --        1,900        23,275
EQUIFAX INC.                       111        2,824        2,300        58,506
FIRST HEALTH GROUP CORP.+          768       23,856            0            --
GARTNER GROUP INC. "A"+              0           --            0            --
HEALTHCARE SERVICES GROUP
INC.+                                0           --        4,500        22,781
INSURANCE AUTO AUCTIONS
INC.+                                0           --        1,100        18,150
MANPOWER INC.                        0           --            0            --
MCKESSON HBOC INC.                 345        8,603        2,092        52,169
MODIS PROFESSIONAL
SERVICES INC.+                       0           --            0            --
NATIONSRENT INC.+                    0           --        5,600        21,700
OGDEN CORP.+                     4,001       69,517            0            --
PAYCHEX INC.                       252       11,246        2,233        99,648
QUINTILES TRANSNATIONAL
CORP.+                             990       13,798            0            --
ROBERT HALF INTERNATIONAL
INC.+                                0           --            0            --
SERVICEMASTER CO.                    0           --            0            --
SODEXHO MARRIOTT SERVICES
INC.                             1,844       29,965            0            --
STEWART ENTERPRISES INC.
"A"                             11,400       36,337            0            --
VALASSIS COMMUNICATIONS
INC.+                              350       10,106            0            --
VIAD CORP.                           0           --            0            --
WACKENHUT CORRECTIONS
CORP.+                               0           --        2,200        19,937
                                        -----------               ------------
                                        $   284,005               $    872,674
COMPUTERS
PERCENT OF NET ASSETS                         1.97%                      3.82%
ACTUATE SOFTWARE CORP.+            600  $    15,562            0  $         --
AFFILIATED COMPUTER
SERVICES INC.+                       0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
MILLENNIUM CHEMICALS INC.        7,039  $    116,143        2,016  $     33,264            0  $         --
OLIN CORP.                           0            --        1,312        21,648            0            --
PPG INDUSTRIES INC.              2,878       116,559        2,221        89,950        4,851       196,465
PRAXAIR INC.                     2,700       119,475        2,032        89,916        4,470       197,797
ROHM & HAAS CO. "A"              3,705       107,213        2,768        80,099        6,096       176,403
SCHULMAN INC. "A"                    0            --            0            --            0            --
SHERWIN-WILLIAMS CO.             2,792        64,216        2,143        49,289        4,705       108,215
SIGMA-ALDRICH CORP.              3,434        99,801        1,989        57,805        2,719        79,021
SOLUTIA INC.                     3,301        49,721        2,675        40,292        6,440        97,003
UNION CARBIDE CORP.              2,249        90,101        1,719        68,867        3,714       148,792
VALSPAR CORP.                    3,564       105,138          782        23,069            0            --
WELLMAN INC.                         0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $  2,678,170               $  1,786,337               $  3,228,189
COMMERCIAL SERVICES
PERCENT OF NET ASSETS                          0.39%                      0.50%                      0.55%
AARON RENTS INC. "B"                 0  $         --            0  $         --            0  $         --
ANC RENTAL CORP.+               11,111        77,777        5,902        41,314        2,524        17,668
APOLLO GROUP INC.+                   0            --        1,027        41,914        1,931        78,809
AURORA BIOSCIENCES CORP.+          600        41,025            0            --          900        61,537
BLOCK (H & R) INC.               1,619        58,082        1,303        46,745        2,740        98,298
BURNS INTERNATIONAL
SERVICES CORP.+                      0            --            0            --            0            --
BUTLER INTERNATIONAL
INC.+                                0            --            0            --            0            --
CAREMARK RX INC.+                    0            --        4,328        42,468            0            --
CDI CORP.+                           0            --            0            --            0            --
CENDANT CORP.+                  11,832       156,035       10,052       132,561       19,788       260,954
COMDISCO INC.                    1,800        43,200        2,753        66,072        6,529       156,696
CONCORD EFS INC.+                3,372       108,325        3,047        97,885        6,824       219,221
CONVERGYS CORP.+                 2,000        78,250            0            --        1,200        46,950
CPI CORP.                            0            --            0            --            0            --
DELUXE CORP.                     2,631        57,882        2,247        49,434        2,044        44,968
DEVRY INC.+                          0            --            0            --            0            --
DONNELLEY (R.R.) & SONS
CO.                              3,383        87,112        2,773        71,405        3,560        91,670
DUN & BRADSTREET CORP.           2,726        89,958        2,063        68,079        4,841       159,753
ECOLAB INC.                      2,168        84,417        1,603        62,417        3,658       142,433
ELECTRO RENT CORP.+                  0            --            0            --            0            --
EQUIFAX INC.                     2,219        56,446        2,076        52,808        4,276       108,771
FIRST HEALTH GROUP CORP.+        1,606        49,886        1,700        52,806        3,694       114,745
GARTNER GROUP INC. "A"+              0            --        2,261        29,958        2,485        32,926
HEALTHCARE SERVICES GROUP
INC.+                                0            --            0            --            0            --
INSURANCE AUTO AUCTIONS
INC.+                                0            --            0            --            0            --
MANPOWER INC.                    2,216        80,191        2,064        74,691        4,163       150,649
MCKESSON HBOC INC.               7,347       183,216        4,533       113,042        7,899       196,981
MODIS PROFESSIONAL
SERVICES INC.+                   4,454        30,621        2,600        17,875        5,246        36,066
NATIONSRENT INC.+                    0            --            0            --            0            --
OGDEN CORP.+                         0            --            0            --            0            --
PAYCHEX INC.                     6,163       275,024        4,755       212,192       11,170       498,461
QUINTILES TRANSNATIONAL
CORP.+                           3,175        44,252        2,119        29,534        3,278        45,687
ROBERT HALF INTERNATIONAL
INC.+                            3,506       111,535        3,682       117,134        7,442       236,749
SERVICEMASTER CO.                5,145        49,842        4,728        45,802       10,490       101,622
SODEXHO MARRIOTT SERVICES
INC.                                 0            --            0            --            0            --
STEWART ENTERPRISES INC.
"A"                                  0            --            0            --            0            --
VALASSIS COMMUNICATIONS
INC.+                            1,439        41,551        1,054        30,434        1,522        43,948
VIAD CORP.                       2,601        76,242        2,357        69,090        4,812       141,052
WACKENHUT CORRECTIONS
CORP.+                               0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $  1,880,869               $  1,565,660               $  3,086,614
COMPUTERS
PERCENT OF NET ASSETS                          6.18%                      7.57%                      9.39%
ACTUATE SOFTWARE CORP.+              0  $         --            0  $         --        3,800  $     98,562
AFFILIATED COMPUTER
SERVICES INC.+                       0            --          700        32,594            0            --

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
APPLE COMPUTER INC.+               650  $    39,609        1,910  $    116,392
AREMISSOFT CORP.+                    0           --        2,600        70,850
AZTEC TECHNOLOGY PARTNERS
INC.+                                0           --            0            --
BROCADE COMMUNICATIONS
SYSTEM INC.+                       200       45,162            0            --
CAIS INTERNET INC.+                  0           --            0            --
CERIDIAN CORP.+                     92        2,225        3,774        91,284
CISCO SYSTEMS INC.+              4,774      327,019       35,394     2,424,489
CLARUS CORP.+                        0           --            0            --
COGNIZANT TECHNOLOGY
SOLUTIONS CORP.+                   700       29,925            0            --
COMMERCE ONE INC.+                   0           --            0            --
COMMUNICATION
INTELLIGENCE CORP.+                  0           --            0            --
COMPAQ COMPUTER CORP.            1,847       62,913        9,767       332,688
COMPUTER SCIENCES CORP.+           132       10,436        1,137        89,894
DELL COMPUTER CORP.+             2,072       90,391       13,044       569,044
DIEBOLD INC.                         0           --            0            --
DOCUMENTUM INC.+                   300       21,469            0            --
DST SYSTEMS INC.+                    0           --            0            --
ECHELON CORP.+                     200        9,412        1,300        61,181
ELECTRONIC DATA SYSTEMS
CORP.                              458       22,814        2,975       148,192
ELECTRONICS FOR IMAGING
INC.+                                0           --            0            --
EMC CORPORATION+                 1,734      169,932       11,004     1,078,392
ENTRUST TECHNOLOGIES
INC.+                                0           --            0            --
EVERCEL INC.+                        0           --            0            --
EXTENDED SYSTEMS INC.+             100        4,587          500        22,937
FOUNDRY NETWORKS INC.+               0           --            0            --
GATEWAY INC.+                      410       27,921        1,870       127,347
HEWLETT-PACKARD CO.                814       98,290        5,703       688,637
INTERNATIONAL BUSINESS
MACHINES CORP.                   1,180      155,760        9,054     1,195,128
INTERNET SECURITY SYSTEMS
INC.+                                0           --            0            --
INTRAWARE INC.+                      0           --            0            --
IOMEGA CORP.+                        0           --            0            --
JUNIPER NETWORKS INC.+             600      128,250        1,400       299,250
JUNO ONLINE SERVICES
INC.+                                0           --            0            --
KANA COMMUNICATIONS INC.+            0           --            0            --
LEXMARK INTERNATIONAL
GROUP INC. "A"+                    280       18,987          734        49,774
LIBERATE TECHNOLOGIES
INC.+                                0           --            0            --
MARCHFIRST INC.+                     0           --            0            --
MENTOR GRAPHICS CORP.+               0           --            0            --
MICROMUSE INC.+                    200       30,375          200        30,375
MICROSTRATEGY INC.+                  0           --            0            --
MYPOINTS.COM INC.+                   0           --            0            --
NCR CORP.+                         261       10,538        2,588       104,490
NETEGRITY INC.+                    200       17,600            0            --
NETIQ CORP.+                       400       22,600            0            --
NETWORK APPLIANCE INC.+            600       70,200        1,716       200,772
NUANCE COMMUNICATIONS
INC.+                              200       26,325            0            --
NVIDIA CORP.+                      300       23,812            0            --
NYFIX INC.+                        700       26,250        2,300        86,250
ONVIA.COM INC.+                      0           --            0            --
ONYX SOFTWARE CORP.+                 0           --            0            --
PORTAL SOFTWARE INC.+                0           --            0            --
PRIMUS KNOWLEDGE
SOLUTIONS INC.+                      0           --            0            --
PROCOM TECHNOLOGY INC.+              0           --        1,200        57,900
PROXICOM INC.+                       0           --            0            --
PUMA TECHNOLOGY INC.+                0           --            0            --
QUANTUM DLT & STORAGE
GROUP+                               0           --            0            --
QUANTUM HARD DISK DRIVE
GROUP+                               0           --            0            --
QUINTUS CORP.+                       0           --            0            --
REDBACK NETWORKS INC.+               0           --            0            --
RSA SECURITY INC.+                   0           --            0            --
SAFEGUARD SCIENTIFICS
INC.+                                0           --            0            --
SANDISK CORP.+                       0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
APPLE COMPUTER INC.+             6,524  $    397,556        4,136  $    252,038        9,018  $    549,535
AREMISSOFT CORP.+                    0            --            0            --            0            --
AZTEC TECHNOLOGY PARTNERS
INC.+                                0            --            1             1            0            --
BROCADE COMMUNICATIONS
SYSTEM INC.+                     1,000       225,812          900       203,231        1,900       429,044
CAIS INTERNET INC.+              3,200        25,800            0            --            0            --
CERIDIAN CORP.+                  2,432        58,824        1,938        46,875        4,076        98,588
CISCO SYSTEMS INC.+            114,084     7,814,754       89,986     6,164,041      204,149    13,984,206
CLARUS CORP.+                        0            --        1,500        90,750        2,200       133,100
COGNIZANT TECHNOLOGY
SOLUTIONS CORP.+                     0            --            0            --            0            --
COMMERCE ONE INC.+               1,700       106,303        1,600       100,050        3,900       243,872
COMMUNICATION
INTELLIGENCE CORP.+                  0            --            0            --       14,400        48,600
COMPAQ COMPUTER CORP.           29,137       992,479       22,059       751,385       45,756     1,558,564
COMPUTER SCIENCES CORP.+         2,762       218,371        2,171       171,645        4,722       373,333
DELL COMPUTER CORP.+            42,956     1,873,955       34,298     1,496,250       76,852     3,352,668
DIEBOLD INC.                     3,535        99,864        1,878        53,053        3,882       109,666
DOCUMENTUM INC.+                     0            --            0            --            0            --
DST SYSTEMS INC.+                  789        74,166          514        48,316        1,501       141,094
ECHELON CORP.+                   1,500        70,594          700        32,944        2,500       117,656
ELECTRONIC DATA SYSTEMS
CORP.                            7,826       389,833        6,176       307,642       13,185       656,778
ELECTRONICS FOR IMAGING
INC.+                            1,277        33,202          793        20,618        1,666        43,316
EMC CORPORATION+                35,920     3,520,160       27,432     2,688,336       61,922     6,068,356
ENTRUST TECHNOLOGIES
INC.+                            1,500        44,625            0            --        1,600        47,600
EVERCEL INC.+                      100         1,575            0            --            0            --
EXTENDED SYSTEMS INC.+               0            --            0            --          800        36,700
FOUNDRY NETWORKS INC.+               0            --            0            --          400        37,225
GATEWAY INC.+                    6,310       429,711        4,510       307,131        9,630       655,803
HEWLETT-PACKARD CO.             16,925     2,043,694       12,751     1,539,683       25,639     3,095,909
INTERNATIONAL BUSINESS
MACHINES CORP.                  27,140     3,582,480       22,576     2,980,032       51,556     6,805,392
INTERNET SECURITY SYSTEMS
INC.+                              900        72,900          800        64,800        1,500       121,500
INTRAWARE INC.+                  1,700        17,850            0            --        2,500        26,250
IOMEGA CORP.+                        0            --        5,567        22,964            0            --
JUNIPER NETWORKS INC.+           3,600       769,500        2,800       598,500        7,200     1,539,000
JUNO ONLINE SERVICES
INC.+                            3,000        18,750            0            --            0            --
KANA COMMUNICATIONS INC.+          900        36,112        1,100        44,137        2,500       100,312
LEXMARK INTERNATIONAL
GROUP INC. "A"+                  2,930       198,691        1,912       129,657        3,926       266,232
LIBERATE TECHNOLOGIES
INC.+                                0            --            0            --        2,500        76,875
MARCHFIRST INC.+                   900        17,437            0            --            0            --
MENTOR GRAPHICS CORP.+               0            --        1,393        26,293            0            --
MICROMUSE INC.+                    800       121,500          700       106,312        1,500       227,812
MICROSTRATEGY INC.+                  0            --            0            --        2,700        75,262
MYPOINTS.COM INC.+               1,400        19,075            0            --            0            --
NCR CORP.+                       3,384       136,629        1,353        54,627        2,711       109,457
NETEGRITY INC.+                      0            --            0            --            0            --
NETIQ CORP.+                         0            --            0            --            0            --
NETWORK APPLIANCE INC.+          5,730       670,410        4,500       526,500        9,600     1,123,200
NUANCE COMMUNICATIONS
INC.+                                0            --            0            --            0            --
NVIDIA CORP.+                    1,000        79,375        1,000        79,375            0            --
NYFIX INC.+                          0            --            0            --            0            --
ONVIA.COM INC.+                  3,100        21,700            0            --            0            --
ONYX SOFTWARE CORP.+                 0            --            0            --        1,300        29,494
PORTAL SOFTWARE INC.+                0            --            0            --        2,300       127,075
PRIMUS KNOWLEDGE
SOLUTIONS INC.+                    800        18,850            0            --            0            --
PROCOM TECHNOLOGY INC.+              0            --            0            --            0            --
PROXICOM INC.+                       0            --          800        19,350        1,900        45,956
PUMA TECHNOLOGY INC.+            1,600        38,900        1,100        26,744        3,400        82,662
QUANTUM DLT & STORAGE
GROUP+                           3,513        47,645        3,277        44,444        7,301        99,020
QUANTUM HARD DISK DRIVE
GROUP+                               0            --        1,788        17,433            0            --
QUINTUS CORP.+                       1             7            0            --            0            --
REDBACK NETWORKS INC.+             900       134,437          800       119,500        1,800       268,875
RSA SECURITY INC.+                 864        51,030          893        52,743        2,055       121,373
SAFEGUARD SCIENTIFICS
INC.+                                0            --            0            --        1,600        45,700
SANDISK CORP.+                       0            --            0            --        1,500       125,250

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
SAPIENT CORP.+                       0  $        --            0  $         --
SEAGATE TECHNOLOGY INC.+           317       18,822        1,274        75,644
SILICON GRAPHICS INC.+               0           --            0            --
SILICON STORAGE
TECHNOLOGY+                          0           --            0            --
SONIC FOUNDRY INC.+                  0           --        3,000        27,937
STORAGE TECHNOLOGY CORP.+            0           --            0            --
SUN MICROSYSTEMS INC.+           1,328      168,573        8,040     1,020,578
SUNGARD DATA SYSTEMS
INC.+                                0           --            0            --
SYNOPSYS INC.+                       0           --            0            --
3COM CORP.+                        680       11,305        2,425        40,316
UNISYS CORP.+                      540        7,020        2,012        26,156
VERISIGN INC.+                     300       59,662          900       178,987
VERITAS SOFTWARE CORP.+            755       91,025        2,226       268,372
VERTEL CORP.+                        0           --        4,800        61,800
WEBTRENDS CORP.+                   400       15,069            0            --
                                        -----------               ------------
                                        $ 1,879,840               $  9,545,056
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                         0.05%                      0.40%
ALBERTO-CULVER CO. "B"           1,192  $    33,748            0  $         --
AVON PRODUCTS INC.                 150        5,878        1,519        59,526
COLGATE-PALMOLIVE CO.               88        4,482        3,396       172,984
ESTEE LAUDER COMPANIES
INC. "A"                             0           --            0            --
GILLETTE CO.                        97        2,910        6,132       183,960
INTERNATIONAL FLAVORS &
FRAGRANCES INC.                    156        4,017        2,703        69,602
KIMBERLY-CLARK CORP.                 0           --            0            --
PROCTER & GAMBLE CO.                 0           --        7,934       490,420
TRISTAR CORP.+                       0           --        3,700        21,275
                                        -----------               ------------
                                        $    51,035               $    997,767
DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                         0.02%                      0.06%
COSTCO WHOLESALE CORP.+            450  $    15,497        3,022  $    104,070
FASTENAL CO.                         0           --            0            --
GENUINE PARTS CO.                    0           --        1,669        34,319
GRAINGER (W.W.) INC.                72        2,079          854        24,659
TECH DATA CORP.+                     0           --            0            --
                                        -----------               ------------
                                        $    17,576               $    163,048
DIVERSIFIED FINANCIAL
SERVICES
PERCENT OF NET ASSETS                         0.58%                      1.96%
AMERICAN EXPRESS CO.               693  $    40,974        8,102  $    479,031
ASSOCIATES FIRST CAPITAL
CORP.                              272        7,650        4,556       128,137
BEAR STEARNS COMPANIES
INC.                                 1           66          777        52,108
CAPITAL ONE FINANCIAL
CORP.                              200       12,062        1,385        83,533
CHARTER MUNICIPAL
MORTGAGE ACCEPTANCE CORP.            0           --        3,900        52,894
CITIGROUP INC.                   2,263      132,083       26,253     1,532,538
COUNTRYWIDE CREDIT
INDUSTRIES INC.                     94        3,560        2,495        94,498
DONALDSON, LUFKIN &
JENRETTE INC.                        0           --            0            --
E*TRADE GROUP INC.+                  0           --            0            --
EDWARDS (A.G.) INC.                  0           --            0            --
FEDERAL NATIONAL MORTGAGE
ASSOCIATION                          0           --        6,524       350,665
FINET HOLDINGS CORP.+                0           --            0            --
FRANKLIN RESOURCES INC.            318       12,084        1,760        66,880
FREDDIE MAC                          0           --            0            --
GOLDMAN SACHS GROUP INC.
(THE)                                0           --            0            --
HOUSEHOLD INTERNATIONAL
INC.                               339       16,272            0            --
KNIGHT TRADING GROUP
INC.+                                0           --            0            --
LEGG MASON INC.                      0           --            0            --
LEHMAN BROTHERS HOLDINGS
INC.                                80       11,600          810       117,450
MBNA CORP.                         516       18,221        5,380       189,981

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
SAPIENT CORP.+                   2,600  $    136,500        2,000  $    105,000        3,400  $    178,500
SEAGATE TECHNOLOGY INC.+         4,153       246,584        2,893       171,772        6,036       358,388
SILICON GRAPHICS INC.+               0            --        3,598        16,866            0            --
SILICON STORAGE
TECHNOLOGY+                          0            --            0            --        1,500        49,219
SONIC FOUNDRY INC.+                  0            --            0            --            0            --
STORAGE TECHNOLOGY CORP.+            0            --        1,616        25,553            0            --
SUN MICROSYSTEMS INC.+          26,976     3,424,266       20,998     2,665,434       47,308     6,005,159
SUNGARD DATA SYSTEMS
INC.+                            1,765        63,540        2,121        76,356        5,069       182,484
SYNOPSYS INC.+                   1,390        51,517        1,418        52,555        3,203       118,711
3COM CORP.+                      6,167       102,526        4,778        79,434        9,551       158,785
UNISYS CORP.+                    6,381        82,953        4,260        55,380        8,691       112,983
VERISIGN INC.+                   2,067       411,075        1,660       330,132        4,250       845,219
VERITAS SOFTWARE CORP.+          7,174       864,915        5,546       668,640       12,595     1,518,485
VERTEL CORP.+                        0            --            0            --            0            --
WEBTRENDS CORP.+                     0            --            0            --        1,300        48,973
                                        ------------               ------------               ------------
                                        $ 29,858,432               $ 23,467,116               $ 52,873,778
COSMETICS / PERSONAL CARE
PERCENT OF NET ASSETS                          0.60%                      0.76%                      0.88%
ALBERTO-CULVER CO. "B"               0  $         --          852  $     24,122        1,499  $     42,440
AVON PRODUCTS INC.               3,921       153,654        3,160       123,833        7,309       286,421
COLGATE-PALMOLIVE CO.            9,648       491,445        7,422       378,058       16,416       836,190
ESTEE LAUDER COMPANIES
INC. "A"                           702        28,738        1,050        42,984        2,274        93,092
GILLETTE CO.                    17,728       531,840       13,673       410,190       30,077       902,310
INTERNATIONAL FLAVORS &
FRAGRANCES INC.                  1,714        44,135        1,278        32,908        2,944        75,808
KIMBERLY-CLARK CORP.             9,212       538,902        6,891       403,123       13,207       772,609
PROCTER & GAMBLE CO.            17,793     1,099,830       15,062       931,020       31,136     1,924,594
TRISTAR CORP.+                       0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $  2,888,544               $  2,346,238               $  4,933,464
DISTRIBUTION / WHOLESALE
PERCENT OF NET ASSETS                          0.10%                      0.12%                      0.12%
COSTCO WHOLESALE CORP.+          7,946  $    273,640        5,798  $    199,669       12,392  $    426,750
FASTENAL CO.                       701        44,776          614        39,219        1,413        90,255
GENUINE PARTS CO.                2,939        60,433        2,278        46,841        4,991       102,627
GRAINGER (W.W.) INC.             1,642        47,413        1,235        35,661        2,636        76,114
TECH DATA CORP.+                 1,152        59,472        1,171        60,453            0            --
                                        ------------               ------------               ------------
                                        $    485,734               $    381,843               $    695,746
DIVERSIFIED FINANCIAL
SERVICES
PERCENT OF NET ASSETS                          3.01%                      3.60%                      4.31%
AMERICAN EXPRESS CO.            22,521  $  1,331,554       16,454  $    972,843       34,168  $  2,020,183
ASSOCIATES FIRST CAPITAL
CORP.                           11,427       321,384        9,474       266,456       19,601       551,278
BEAR STEARNS COMPANIES
INC.                             1,940       130,101        1,488        99,789        3,197       214,399
CAPITAL ONE FINANCIAL
CORP.                            3,310       199,634        2,525       152,289        5,510       332,322
CHARTER MUNICIPAL
MORTGAGE ACCEPTANCE CORP.            0            --            0            --            0            --
CITIGROUP INC.                  64,143     3,744,328       53,135     3,101,736      111,143     6,487,953
COUNTRYWIDE CREDIT
INDUSTRIES INC.                  1,857        70,334        1,631        61,774        3,214       121,730
DONALDSON, LUFKIN &
JENRETTE INC.                        0            --            0            --        1,325       117,262
E*TRADE GROUP INC.+              2,300        40,825            0            --        4,700        83,425
EDWARDS (A.G.) INC.              2,313       120,276        2,201       114,452        4,649       241,748
FEDERAL NATIONAL MORTGAGE
ASSOCIATION                     17,181       923,479       11,673       627,424       24,061     1,293,279
FINET HOLDINGS CORP.+           34,900        19,631            0            --            0            --
FRANKLIN RESOURCES INC.          4,143       157,434        3,299       125,362        7,010       266,380
FREDDIE MAC                     11,637       490,209        8,763       369,141       17,636       742,917
GOLDMAN SACHS GROUP INC.
(THE)                            5,300       678,731        4,300       550,669       12,500     1,600,781
HOUSEHOLD INTERNATIONAL
INC.                             7,903       379,344        6,122       293,856       12,821       615,408
KNIGHT TRADING GROUP
INC.+                              900        28,237            0            --        2,200        69,025
LEGG MASON INC.                  1,327        69,999        1,150        60,662        2,661       140,368
LEHMAN BROTHERS HOLDINGS
INC.                             1,995       289,275        1,555       225,475        3,355       486,475
MBNA CORP.                      13,312       470,080       10,282       363,083       22,306       787,681

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
MERRILL LYNCH & CO. INC.           230  $    33,350        2,284  $    331,180
MICROFINANCIAL INC.                  0           --        2,200        21,587
MORGAN (J.P.) & CO. INC.             0           --            0            --
MORGAN STANLEY DEAN
WITTER & CO.                       888       95,515        6,692       719,808
PAINE WEBBER GROUP INC.            190       13,585        1,052        75,218
PRICE (T. ROWE)
ASSOCIATES                         190        8,597        1,124        50,861
PROVIDIAN FINANCIAL CORP.           97       11,149          907       104,248
SCHWAB (CHARLES) CORP.             801       30,588        7,355       280,869
SEACOAST FINANCIAL
SERVICES CORP.                       0           --        5,200        52,650
STILWELL FINANCIAL INC.+           266       12,868        1,322        63,952
STOCKWALK.COM GROUP INC.+            0           --            0            --
UNITED ASSET MANAGEMENT
CORP.                            3,800       93,100            0            --
USA EDUCATION INC.                 135        5,290        1,285        50,356
                                        -----------               ------------
                                        $   558,614               $  4,898,444
ELECTRIC
PERCENT OF NET ASSETS                         0.26%                      0.85%
AES CORP.+                         400  $    25,500        2,150  $    137,062
AMEREN CORP.                       188        7,602          752        30,409
AMERICAN ELECTRIC POWER
INC.                               238        8,389            0            --
CINERGY CORP.                      157        4,612          967        28,406
CMS ENERGY CORP.                   100        2,612       18,200       475,475
CONSOLIDATED EDISON INC.           255        7,985            0            --
CONSTELLATION ENERGY
GROUP INC.                          67        2,563          819        31,327
CP&L ENERGY INC.                   143        5,291          963        35,631
DOMINION RESOURCES INC.            345       18,285            0            --
DTE ENERGY CO.                     208        7,228          870        30,232
DUKE ENERGY CORP.                  341       25,511            0            --
EDISON INTERNATIONAL               237        4,903            0            --
ENTERGY CORP.                      250        7,609        1,431        43,556
FIRSTENERGY CORP.                  260        6,435        1,315        32,546
FLORIDA PROGRESS CORP.               0           --          510        26,456
FPL GROUP INC.                     211       11,262            0            --
GPU INC.                           122        3,736          718        21,989
IPALCO ENTERPRISES INC.              0           --            0            --
NIAGARA MOHAWK HOLDINGS
INC.+                            1,771       22,802       26,522       341,471
PECO ENERGY CO.                    232       11,179            0            --
PG&E CORP.                         346       10,012            0            --
PINNACLE WEST CAPITAL
CORP.                                0           --       13,180       542,851
PP & L RESOURCES INC.               87        2,914        1,380        46,230
PUBLIC SERVICE ENTERPRISE
GROUP INC.                         208        7,540            0            --
RELIANT ENERGY INC.                234        8,687        1,093        40,578
SOUTHERN CO.                       655       19,609            0            --
TXU CORPORATION                      0           --            0            --
UNICOM CORP.                       128        5,848            0            --
XCEL ENERGY INC.                   245        6,140        9,824       246,201
                                        -----------               ------------
                                        $   244,254               $  2,110,420
ELECTRICAL COMPONENTS &
EQUIPMENT
PERCENT OF NET ASSETS                         0.08%                      0.03%
AMERICAN POWER CONVERSION
CORP.+                               0  $        --        1,224  $     29,146
EMERSON ELECTRIC CO.                 0           --            0            --
ENERGIZER HOLDINGS INC.+             0           --            1            20
HUBBELL INC. "B"                     0           --            0            --
MOLEX INC.                         270       14,259        1,092        57,671
POWER-ONE INC.+                    200       31,687            0            --
SUPERCONDUCTOR
TECHNOLOGIES INC.+                   0           --            0            --
UCAR INTERNATIONAL INC.+         2,000       27,250            0            --
                                        -----------               ------------
                                        $    73,196               $     86,837
ELECTRONICS
PERCENT OF NET ASSETS                         0.10%                      0.66%
AGILENT TECHNOLOGIES
INC.+                              386  $    23,281        2,213  $    133,472

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
MERRILL LYNCH & CO. INC.         6,188  $    897,260        4,849  $    703,105       10,342  $  1,499,590
MICROFINANCIAL INC.                  0            --            0            --            0            --
MORGAN (J.P.) & CO. INC.         2,872       480,163        1,565       261,648        3,172       530,319
MORGAN STANLEY DEAN
WITTER & CO.                    19,082     2,052,508       14,356     1,544,167       29,644     3,188,583
PAINE WEBBER GROUP INC.          2,402       171,743        1,835       131,202        4,010       286,715
PRICE (T. ROWE)
ASSOCIATES                       1,981        89,640        1,491        67,468        3,334       150,863
PROVIDIAN FINANCIAL CORP.        2,348       269,873        1,739       199,876        4,340       498,829
SCHWAB (CHARLES) CORP.          20,944       799,799       15,926       608,174       37,828     1,444,557
SEACOAST FINANCIAL
SERVICES CORP.                       0            --            0            --            0            --
STILWELL FINANCIAL INC.+         3,644       176,278        2,808       135,837        6,206       300,215
STOCKWALK.COM GROUP INC.+        3,500        19,250            0            --            0            --
UNITED ASSET MANAGEMENT
CORP.                                0            --        1,596        39,102            0            --
USA EDUCATION INC.               2,700       105,806        2,220        86,996        4,730       185,357
                                        ------------               ------------               ------------
                                        $ 14,527,175               $ 11,162,586               $ 24,257,642
ELECTRIC
PERCENT OF NET ASSETS                          1.01%                      1.06%                      1.12%
AES CORP.+                       6,962  $    443,828        5,360  $    341,700       11,490  $    732,487
AMEREN CORP.                     4,507       182,248        1,755        70,968        3,770       152,449
AMERICAN ELECTRIC POWER
INC.                            12,591       443,833        4,207       148,297        6,424       226,446
CINERGY CORP.                    2,696        79,195        2,086        61,276        4,494       132,011
CMS ENERGY CORP.                 1,902        49,690            0            --        2,890        75,501
CONSOLIDATED EDISON INC.         3,733       116,890        2,947        92,278        3,813       119,395
CONSTELLATION ENERGY
GROUP INC.                       2,533        96,887        1,939        74,167        4,157       159,005
CP&L ENERGY INC.                 2,709       100,233        2,024        74,888        4,524       167,388
DOMINION RESOURCES INC.          4,033       213,749        3,155       167,215        5,653       299,609
DTE ENERGY CO.                   2,448        85,068        1,892        65,747        4,086       141,988
DUKE ENERGY CORP.                6,096       456,057        4,809       359,773        9,016       674,510
EDISON INTERNATIONAL             5,842       120,856        4,570        94,542        7,497       155,094
ENTERGY CORP.                    4,105       124,946        3,239        98,587        6,884       209,532
FIRSTENERGY CORP.                3,950        97,762        3,125        77,344        6,485       160,504
FLORIDA PROGRESS CORP.           1,687        87,513        1,200        62,250        2,800       145,250
FPL GROUP INC.                   2,979       159,004        2,260       120,628        4,024       214,781
GPU INC.                         2,042        62,536        2,041        62,506        3,422       104,799
IPALCO ENTERPRISES INC.         10,246       238,860            0            --            0            --
NIAGARA MOHAWK HOLDINGS
INC.+                            5,297        68,199        4,316        55,569        4,949        63,718
PECO ENERGY CO.                  3,112       149,960        2,415       116,373        4,647       223,927
PG&E CORP.                       6,419       185,750        5,081       147,031        8,802       254,708
PINNACLE WEST CAPITAL
CORP.                            1,439        59,269          900        37,069        2,200        90,612
PP & L RESOURCES INC.            2,417        80,969        2,673        89,545        4,087       136,914
PUBLIC SERVICE ENTERPRISE
GROUP INC.                       3,689       133,726        2,806       101,718        3,919       142,064
RELIANT ENERGY INC.              4,999       185,588        3,860       143,303        8,307       308,397
SOUTHERN CO.                    13,625       407,898        8,741       261,684       15,790       472,713
TXU CORPORATION                  4,648       162,389        3,626       126,683        7,576       264,687
UNICOM CORP.                     3,677       167,993        2,799       127,879        5,107       233,326
XCEL ENERGY INC.                 5,561       139,361        4,146       103,909        9,283       232,655
                                        ------------               ------------               ------------
                                        $  4,900,257               $  3,282,929               $  6,294,470
ELECTRICAL COMPONENTS &
EQUIPMENT
PERCENT OF NET ASSETS                          0.16%                      0.21%                      0.22%
AMERICAN POWER CONVERSION
CORP.+                           3,270  $     77,867        2,774  $     66,056        8,732  $    207,931
EMERSON ELECTRIC CO.             7,200       476,550        5,686       376,342       10,298       681,599
ENERGIZER HOLDINGS INC.+             0            --            0            --            0            --
HUBBELL INC. "B"                 1,409        36,458        1,359        35,164            0            --
MOLEX INC.                       3,884       205,124        2,497       131,873        5,541       292,634
POWER-ONE INC.+                      0            --            0            --            0            --
SUPERCONDUCTOR
TECHNOLOGIES INC.+                   0            --        1,900        42,037        3,000        66,375
UCAR INTERNATIONAL INC.+             0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $    795,999               $    651,472               $  1,248,539
ELECTRONICS
PERCENT OF NET ASSETS                          0.61%                      0.76%                      0.86%
AGILENT TECHNOLOGIES
INC.+                            6,455  $    389,317        5,015  $    302,467       11,132  $    671,399

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
ARROW ELECTRONICS INC.+              0  $        --            0  $         --
AVNET INC.                           0           --            0            --
AVX CORP.                            0           --            0            --
JABIL CIRCUIT INC.+                  0           --            0            --
JOHNSON CONTROLS INC.               86        4,596          865        46,223
MICROCHIP TECHNOLOGY
INC.+                                0           --            0            --
MILLIPORE CORP.                    242       14,732        2,221       135,203
PARKER HANNIFIN CORP.                0           --        1,037        36,101
PE CORP. (BIOSYSTEMS
GROUP)                             336       33,054        1,024       100,736
PERKINELMER INC.                     0           --        4,593       413,083
SANMINA CORP.+                       0           --          880       103,840
SCI SYSTEMS INC.+                    0           --            0            --
SENSORMATIC ELECTRONICS
CORP.+                               0           --            0            --
SOLECTRON CORP.+                   390       17,672        3,446       156,147
SYMBOL TECHNOLOGIES INC.             0           --            0            --
TEKTRONIX INC.                       0           --        3,786       288,446
THERMO ELECTRON CORP.+             211        4,906        6,572       152,799
THOMAS & BETTS CORP.                58        1,087            0            --
VARIAN INC.+                         0           --            0            --
VISHAY INTERTECHNOLOGY
INC.+                                0           --            0            --
WATERS CORP.+                        0           --        1,008        80,199
                                        -----------               ------------
                                        $    99,328               $  1,646,249
ENGINEERING &
CONSTRUCTION
PERCENT OF NET ASSETS                         0.00%                      0.12%
FLUOR CORP.                        113  $     3,383        9,664  $    289,316
MORRISON KNUDSEN CORP.+              4           14           17            59
                                        -----------               ------------
                                        $     3,397               $    289,375
ENTERTAINMENT
PERCENT OF NET ASSETS                         0.06%                      0.02%
CHURCHILL DOWNS INC.                 0  $        --        1,300  $     30,712
GOLDEN BOOKS FAMILY
ENTERTAINMENT INC.+                  1            1            0            --
INTERNATIONAL GAME
TECHNOLOGY INC.+                   663       19,227            0            --
MACROVISION CORP.+                 400       42,650            0            --
STEINWAY MUSICAL
INSTRUMENTS INC.+                    0           --        1,500        26,625
                                        -----------               ------------
                                        $    61,878               $     57,337
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                         0.02%                      0.01%
ALLIED WASTE INDUSTRIES
INC.+                            1,700  $    15,619        2,100  $     19,294
WASTE MANAGEMENT INC.                0           --            0            --
                                        -----------               ------------
                                        $    15,619               $     19,294
FOOD
PERCENT OF NET ASSETS                         0.18%                      0.34%
ALBERTSON'S INC.                   185  $     3,977            0  $         --
ARCHER-DANIELS-MIDLAND
CO.                                662        5,829        5,594        49,301
BESTFOODS                          191       13,489            0            --
CAMPBELL SOUP CO.                  280        7,105            0            --
CONAGRA INC.                       548       10,035            0            --
DEAN FOODS CO.                       0           --            0            --
DELHAIZE AMERICA INC. "A"            0           --        1,459        21,885
DOLE FOOD CO.                        0           --            0            --
FLOWERS INDUSTRIES INC.              0           --            0            --
GENERAL MILLS INC.                 200        6,425            0            --
GREAT ATLANTIC & PACIFIC
TEA CO.                          3,159       44,226            0            --
HEINZ (H.J.) CO.                   125        4,766            0            --
HERSHEY FOODS CORP.                159        6,787        1,650        70,434
HORIZON ORGANIC HOLDING
CORP.+                               0           --        1,800        15,694

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
ARROW ELECTRONICS INC.+          2,190  $     79,661        1,961  $     71,331        4,572  $    166,306
AVNET INC.                         689        41,254          746        44,667        2,156       129,090
AVX CORP.                        1,652        49,457          672        20,118        2,096        62,749
JABIL CIRCUIT INC.+              1,504        95,974        1,228        78,362        2,828       180,462
JOHNSON CONTROLS INC.            1,556        83,149        1,110        59,316        2,400       128,250
MICROCHIP TECHNOLOGY
INC.+                            1,872       127,413        1,642       111,759        4,257       289,742
MILLIPORE CORP.                  1,308        79,625          576        35,064        1,388        84,495
PARKER HANNIFIN CORP.            1,848        64,334        1,398        48,668        3,164       110,147
PE CORP. (BIOSYSTEMS
GROUP)                           3,866       380,318        2,912       286,468        6,228       612,679
PERKINELMER INC.                 1,572       141,382          608        54,682        1,297       116,649
SANMINA CORP.+                   1,502       177,236        1,228       144,904        2,980       351,640
SCI SYSTEMS INC.+                2,104       129,922        2,658       164,131        6,030       372,352
SENSORMATIC ELECTRONICS
CORP.+                               0            --        1,036        17,223            0            --
SOLECTRON CORP.+                10,402       471,341        7,790       352,984       17,712       802,575
SYMBOL TECHNOLOGIES INC.         2,688       111,216        2,877       119,036        5,962       246,678
TEKTRONIX INC.                   1,254        95,539          598        45,560        1,294        98,587
THERMO ELECTRON CORP.+           4,345       101,021        2,479        57,637        5,182       120,482
THOMAS & BETTS CORP.             1,545        28,969          743        13,931        1,484        27,825
VARIAN INC.+                         0            --        1,395        68,006        1,659        80,876
VISHAY INTERTECHNOLOGY
INC.+                            1,672        67,403        1,353        54,543        3,166       127,629
WATERS CORP.+                    3,004       239,006        2,700       214,819          800        63,650
                                        ------------               ------------               ------------
                                        $  2,953,537               $  2,365,676               $  4,844,262
ENGINEERING &
CONSTRUCTION
PERCENT OF NET ASSETS                          0.01%                      0.01%                      0.01%
FLUOR CORP.                      1,279  $     38,290          956  $     28,620        2,168  $     64,904
MORRISON KNUDSEN CORP.+             27            94           25            87           42           147
                                        ------------               ------------               ------------
                                        $     38,384               $     28,707               $     65,051
ENTERTAINMENT
PERCENT OF NET ASSETS                          0.02%                      0.05%                      0.02%
CHURCHILL DOWNS INC.                 0  $         --            0  $         --            0  $         --
GOLDEN BOOKS FAMILY
ENTERTAINMENT INC.+                  2             1            1             1            0            --
INTERNATIONAL GAME
TECHNOLOGY INC.+                 3,013        87,377        1,957        56,753        4,672       135,488
MACROVISION CORP.+                   0            --          900        95,962            0            --
STEINWAY MUSICAL
INSTRUMENTS INC.+                    0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $     87,378               $    152,716               $    135,488
ENVIRONMENTAL CONTROL
PERCENT OF NET ASSETS                          0.04%                      0.05%                      0.06%
ALLIED WASTE INDUSTRIES
INC.+                            4,692  $     43,108            0  $         --        5,023  $     46,149
WASTE MANAGEMENT INC.            8,230       155,856        7,648       144,834       15,534       294,175
                                        ------------               ------------               ------------
                                        $    198,964               $    144,834               $    340,324
FOOD
PERCENT OF NET ASSETS                          0.78%                      0.96%                      1.09%
ALBERTSON'S INC.                 7,153  $    153,790        5,586  $    120,099       11,893  $    255,700
ARCHER-DANIELS-MIDLAND
CO.                             10,703        94,317        8,426        74,256       17,897       157,720
BESTFOODS                        4,515       318,872        3,576       252,555        8,239       581,879
CAMPBELL SOUP CO.                7,047       178,818        5,371       136,289       12,649       320,968
CONAGRA INC.                     8,207       150,291        6,463       118,354       12,966       237,440
DEAN FOODS CO.                   2,758        86,187          815        25,469            0            --
DELHAIZE AMERICA INC. "A"          565         8,475          198         2,970          533         7,995
DOLE FOOD CO.                        0            --        1,700        24,012            0            --
FLOWERS INDUSTRIES INC.          2,619        56,963        1,975        42,956            0            --
GENERAL MILLS INC.               4,960       159,340        3,874       124,452        8,254       265,160
GREAT ATLANTIC & PACIFIC
TEA CO.                              0            --            0            --            0            --
HEINZ (H.J.) CO.                 5,910       225,319        4,512       172,020       10,061       383,576
HERSHEY FOODS CORP.              2,328        99,377        1,809        77,222        3,803       162,341
HORIZON ORGANIC HOLDING
CORP.+                               0            --            0            --            0            --

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
HORMEL FOODS CORP.                   0  $        --            0  $         --
IBP INC.                             0           --            0            --
J & J SNACK FOODS CORP.+             0           --        1,500        21,187
KEEBLER FOODS CO.                    0           --            0            --
KELLOGG CO.                        256        5,936            0            --
KROGER CO.+                        232        5,263            0            --
MCCORMICK & CO. INC.                 0           --            0            --
NABISCO GROUP HOLDINGS
CORP. "A"                          260        7,296        2,103        59,015
NASH FINCH CO.                       0           --        2,700        26,325
QUAKER OATS CO.                    102        6,930        1,163        79,011
RALSTON PURINA CO.                 195        4,412        2,688        60,816
SAFEWAY INC.+                      468       23,078            0            --
SANDERSON FARMS INC.                 0           --        3,400        21,675
SARA LEE CORP.                       0           --            0            --
SMITHFIELD FOODS INC.+               0           --            0            --
SUIZA FOODS CORP.+                   0           --            0            --
SUPER VALUE INC.                    86        1,285       10,754       160,638
SYSCO CORP.                        210        8,886            0            --
WHOLE FOODS MARKET INC.+             0           --            0            --
WINN-DIXIE STORES INC.             146        2,035       12,749       177,689
WRIGLEY (WILLIAM JR.) CO.           74        5,481        1,279        94,726
                                        -----------               ------------
                                        $   173,241               $    858,396
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                         0.14%                      0.17%
BOISE CASCADE CORP.                 59  $     1,763            0  $         --
BOWATER INC.                         0           --            0            --
CHESAPEAKE CORP.                 1,456       34,762            0            --
CONSOLIDATED PAPERS INC.             0           --            0            --
FORT JAMES CORP.                     0           --        1,511        47,785
GEORGIA-PACIFIC (TIMBER
GROUP)                               0           --            0            --
GEORGIA-PACIFIC CORP.                0           --        1,126        30,120
GLATFELTER (P.H.) CO.            8,886       93,303            0            --
INTERNATIONAL PAPER CO.              0           --            0            --
MEAD CORP.                         102        2,735          935        25,070
TEMPLE-INLAND INC.                  49        2,079        4,445       188,635
WESTVACO CORP.                      56        1,533        3,412        93,404
WEYERHAEUSER CO.                     0           --            0            --
WILLAMETTE INDUSTRIES
INC.                                 0           --          970        29,585
                                        -----------               ------------
                                        $   136,175               $    414,599
GAS
PERCENT OF NET ASSETS                         0.18%                      0.04%
BERKSHIRE ENERGY
RESOURCES                            0  $        --          800  $     30,150
EASTERN ENTERPRISES                  0           --            0            --
ENERGYSOUTH INC.                     0           --        1,800        33,300
NICOR INC.                       1,644       60,623            0            --
PEOPLES ENERGY CORP.             3,453      112,222            0            --
SEMPRA ENERGY                      148        2,886        1,143        22,288
SOUTHWESTERN ENERGY
COMPANY                              0           --        2,000        15,500
                                        -----------               ------------
                                        $   175,731               $    101,238
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                         0.01%                      0.13%
BLACK & DECKER CORP.               116  $     4,647          716  $     28,685
SNAP-ON INC.                        38        1,171            0            --
SPX CORP.+                           0           --            0            --
STANLEY WORKS (THE)                 92        2,461       10,631       284,379
                                        -----------               ------------
                                        $     8,279               $    313,064
HEALTH CARE
PERCENT OF NET ASSETS                         0.51%                      0.81%
APRIA HEALTHCARE GROUP
INC.+                            2,100  $    31,237            0  $         --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
HORMEL FOODS CORP.               2,080  $     32,110        1,922  $     29,671        4,770  $     73,637
IBP INC.                         1,636        26,278        2,370        38,068            0            --
J & J SNACK FOODS CORP.+             0            --            0            --            0            --
KEEBLER FOODS CO.                    0            --          793        36,329        1,766        80,905
KELLOGG CO.                      6,706       155,495        5,170       119,879       12,228       283,537
KROGER CO.+                     13,810       313,314       10,728       243,392       23,698       537,648
MCCORMICK & CO. INC.             1,451        42,351        1,333        38,907        3,163        92,320
NABISCO GROUP HOLDINGS
CORP. "A"                        5,945       166,832        4,326       121,398        9,133       256,295
NASH FINCH CO.                       0            --            0            --            0            --
QUAKER OATS CO.                  2,210       150,142        1,620       110,059        3,994       271,342
RALSTON PURINA CO.               4,901       110,885        3,840        86,880        9,039       204,507
SAFEWAY INC.+                    8,520       420,142        6,643       327,583       13,469       664,190
SANDERSON FARMS INC.                 0            --            0            --            0            --
SARA LEE CORP.                  14,999       279,356       11,646       216,907       26,464       492,892
SMITHFIELD FOODS INC.+               0            --          900        23,906            0            --
SUIZA FOODS CORP.+                   0            --          514        25,700            0            --
SUPER VALUE INC.                 2,940        43,916        2,037        30,428        3,712        55,448
SYSCO CORP.                      5,525       233,777        4,223       178,686        9,974       422,025
WHOLE FOODS MARKET INC.+         1,401        70,750          625        31,562            0            --
WINN-DIXIE STORES INC.           5,153        71,820        3,750        52,266        4,136        57,646
WRIGLEY (WILLIAM JR.) CO.        1,834       135,831        1,419       105,095        3,544       262,477
                                        ------------               ------------               ------------
                                        $  3,784,748               $  2,987,370               $  6,127,648
FOREST PRODUCTS & PAPER
PERCENT OF NET ASSETS                          0.20%                      0.26%                      0.31%
BOISE CASCADE CORP.                932  $     27,844          766  $     22,884        1,553  $     46,396
BOWATER INC.                     1,460        75,007        1,146        58,876        2,904       149,193
CHESAPEAKE CORP.                     0            --            0            --            0            --
CONSOLIDATED PAPERS INC.         1,638        64,394        1,311        51,539        2,962       116,444
FORT JAMES CORP.                 3,344       105,754        2,849        90,100        6,083       192,375
GEORGIA-PACIFIC (TIMBER
GROUP)                           2,557        74,952        1,639        48,043        4,878       142,986
GEORGIA-PACIFIC CORP.              928        24,824        2,212        59,171        4,774       127,704
GLATFELTER (P.H.) CO.                0            --            0            --            0            --
INTERNATIONAL PAPER CO.          7,246       230,966        6,239       198,868       12,568       400,605
MEAD CORP.                       1,746        46,815        1,310        35,124        2,762        74,056
TEMPLE-INLAND INC.                 916        38,873          739        31,361        1,565        66,415
WESTVACO CORP.                   1,728        47,304        1,327        36,327        2,724        74,570
WEYERHAEUSER CO.                 3,799       175,941        3,056       141,531        5,937       274,957
WILLAMETTE INDUSTRIES
INC.                             1,832        55,876        1,413        43,096        3,126        95,343
                                        ------------               ------------               ------------
                                        $    968,550               $    816,920               $  1,761,044
GAS
PERCENT OF NET ASSETS                          0.02%                      0.02%                      0.03%
BERKSHIRE ENERGY
RESOURCES                            0  $         --            0  $         --            0  $         --
EASTERN ENTERPRISES                  0            --          372        23,529          601        38,013
ENERGYSOUTH INC.                     0            --            0            --            0            --
NICOR INC.                         749        27,619            0            --        1,239        45,688
PEOPLES ENERGY CORP.                 0            --            0            --            0            --
SEMPRA ENERGY                    3,453        67,333        2,709        52,825        5,780       112,710
SOUTHWESTERN ENERGY
COMPANY                              0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $     94,952               $     76,354               $    196,411
HAND / MACHINE TOOLS
PERCENT OF NET ASSETS                          0.05%                      0.03%                      0.05%
BLACK & DECKER CORP.             1,482  $     59,373        1,124  $     45,030        2,479  $     99,315
SNAP-ON INC.                     1,251        38,546            0            --        1,643        50,625
SPX CORP.+                         555        91,020          217        35,588          540        88,560
STANLEY WORKS (THE)              1,524        40,767          952        25,466        2,415        64,601
                                        ------------               ------------               ------------
                                        $    229,706               $    106,084               $    303,101
HEALTH CARE
PERCENT OF NET ASSETS                          1.24%                      1.53%                      1.83%
APRIA HEALTHCARE GROUP
INC.+                                0  $         --            0  $         --            0  $         --

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
BARD (C.R.) INC.                   143  $     6,980            0  $         --
BAUSCH & LOMB INC.                  46        1,644        1,351        48,298
BAXTER INTERNATIONAL INC.          205       17,066            0            --
BECKMAN COULTER INC.               794       60,443            0            --
BECTON DICKINSON & CO.             278        8,375        1,824        54,948
BIOMET INC.                        168        5,681        1,464        49,502
BOSTON SCIENTIFIC CORP.+           412        7,804        2,771        52,476
FOUNDATION HEALTH SYSTEMS
INC.+                                0           --            0            --
GENTIVA HEALTH SERVICES+             0           --            1            11
GUIDANT CORP.+                     197       13,261        1,728       116,316
HCA - THE HEALTHCARE
COMPANY                              0           --            0            --
HEALTH MANAGEMENT
ASSOCIATES INC. "A"+                 0           --            0            --
HEALTHSOUTH CORP.+                 390        2,389        5,810        35,586
HEALTHTRONICS INC.+                  0           --            0            --
HILLENBRAND INDUSTRIES
INC.                                 0           --            0            --
HUMANA INC.+                     3,667       31,399            0            --
IDEXX LABORATORIES INC.+             0           --            0            --
JOHNSON & JOHNSON                  910       83,663        7,313       672,339
LCA-VISION INC.+                     0           --            0            --
LINCARE HOLDINGS INC.+               0           --            0            --
MALLINCKRODT GROUP INC.             77        3,470            0            --
MANOR CARE INC.+                   701        9,376            0            --
MEDTRONIC INC.                     782       40,078        6,328       324,310
OAKLEY INC.+                     3,200       54,200            0            --
OXFORD HEALTH PLANS INC.+          400       12,200        8,480       258,640
PACIFICARE HEALTH SYSTEMS
INC. "A"+                            0           --            0            --
PHOTOGEN TECHNOLOGIES
INC.+                            1,900       11,281            0            --
QUEST DIAGNOSTICS INC.+              0           --            0            --
QUORUM HEALTH GROUP INC.+            0           --        4,100        52,787
SCIQUEST.COM INC.+                   0           --            0            --
ST. JUDE MEDICAL INC.+             332       13,155        6,461       256,017
STERIS CORP.+                        0           --            0            --
STRYKER CORP.                        0           --            0            --
TENET HEALTHCARE CORP.               0           --            0            --
TRIAD HOSPITALS INC.+                0           --        1,000        28,875
UNITEDHEALTH GROUP INC.            157       14,836            0            --
UNIVERSAL HEALTH
SERVICES+                            0           --            0            --
VARIAN MEDICAL SYSTEMS
INC.+                            1,377       63,256            0            --
WELLPOINT HEALTH NETWORKS
INC.+                                0           --          940        81,134
                                        -----------               ------------
                                        $   491,794               $  2,031,239
HOLDING
COMPANIES-DIVERSIFIED
PERCENT OF NET ASSETS                         0.00%                      0.00%
BERKSHIRE HATHAWAY INC.
"A"+                                 0  $        --            0  $         --
BERKSHIRE HATHAWAY INC.
"B"+                                 0           --            0            --
                                        -----------               ------------
                                        $        --               $         --
HOME BUILDERS
PERCENT OF NET ASSETS                         0.08%                      0.00%
CENTEX CORP.                       104  $     3,003            0  $         --
CLAYTON HOMES INC.                   0           --            0            --
KAUFMAN & BROAD HOME
CORP.                              949       23,547            0            --
PULTE CORP.                      1,490       49,077            0            --
                                        -----------               ------------
                                        $    75,627               $         --
HOME FURNISHINGS
PERCENT OF NET ASSETS                         0.01%                      0.05%
ETHAN ALLEN INTERIORS
INC.                                 0  $        --            0  $         --
LEGGETT & PLATT INC.               296        5,235        1,590        28,123
MAYTAG CORP.                        66        2,516        1,724        65,728
WHIRLPOOL CORP.                     73        2,774          550        20,900

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
BARD (C.R.) INC.                 1,523  $     74,341          627  $     30,605        1,421  $     69,363
BAUSCH & LOMB INC.               1,045        37,359          755        26,991        1,585        56,664
BAXTER INTERNATIONAL INC.        4,830       402,097        3,856       321,012        8,183       681,235
BECKMAN COULTER INC.             2,745       208,963          519        39,509        1,484       112,969
BECTON DICKINSON & CO.           4,192       126,284        3,380       101,822        7,075       213,134
BIOMET INC.                      3,677       124,312        2,140        72,359        4,815       162,807
BOSTON SCIENTIFIC CORP.+         7,377       139,702        5,449       103,190       11,628       220,205
FOUNDATION HEALTH SYSTEMS
INC.+                            2,902        50,966        3,122        54,830            0            --
GENTIVA HEALTH SERVICES+             0            --            0            --            0            --
GUIDANT CORP.+                   5,274       355,006        3,904       262,788        9,361       630,112
HCA - THE HEALTHCARE
COMPANY                          9,471       326,749        7,377       254,506       15,454       533,163
HEALTH MANAGEMENT
ASSOCIATES INC. "A"+             2,964        48,350        3,776        61,596       12,290       200,481
HEALTHSOUTH CORP.+               9,907        60,680        8,824        54,047       10,865        66,548
HEALTHTRONICS INC.+                100         1,375            0            --            0            --
HILLENBRAND INDUSTRIES
INC.                                 0            --            0            --        2,473        86,091
HUMANA INC.+                         0            --            0            --            0            --
IDEXX LABORATORIES INC.+             0            --        1,236        32,290            0            --
JOHNSON & JOHNSON               20,605     1,894,372       17,720     1,629,133       40,592     3,731,927
LCA-VISION INC.+                11,400        34,912            0            --            0            --
LINCARE HOLDINGS INC.+               0            --        1,514        38,607            0            --
MALLINCKRODT GROUP INC.          2,238       100,850          870        39,204        1,927        86,835
MANOR CARE INC.+                     0            --            0            --            0            --
MEDTRONIC INC.                  20,068     1,028,485       15,244       781,255       36,188     1,854,635
OAKLEY INC.+                         0            --            0            --            0            --
OXFORD HEALTH PLANS INC.+          865        26,382        1,696        51,728        3,468       105,774
PACIFICARE HEALTH SYSTEMS
INC. "A"+                          851        45,901          867        46,764        1,469        79,234
PHOTOGEN TECHNOLOGIES
INC.+                                0            --            0            --            0            --
QUEST DIAGNOSTICS INC.+            751        92,936          547        67,691            0            --
QUORUM HEALTH GROUP INC.+            0            --            0            --            0            --
SCIQUEST.COM INC.+               3,200        30,800            0            --            0            --
ST. JUDE MEDICAL INC.+           2,030        80,439        1,004        39,784        2,185        86,581
STERIS CORP.+                        0            --        2,007        20,572            0            --
STRYKER CORP.                    2,974       133,272        2,278       102,083        7,872       352,764
TENET HEALTHCARE CORP.           5,603       173,693        4,544       140,864        8,720       270,320
TRIAD HOSPITALS INC.+                0            --            0            --            0            --
UNITEDHEALTH GROUP INC.          2,849       269,230        2,157       203,836        4,792       452,844
UNIVERSAL HEALTH
SERVICES+                          501        35,446          614        43,440            0            --
VARIAN MEDICAL SYSTEMS
INC.+                                0            --          795        36,520        1,659        76,210
WELLPOINT HEALTH NETWORKS
INC.+                            1,061        91,578          977        84,327        1,785       154,068
                                        ------------               ------------               ------------
                                        $  5,994,480               $  4,741,353               $ 10,283,964
HOLDING
COMPANIES-DIVERSIFIED
PERCENT OF NET ASSETS                          0.16%                      0.15%                      0.25%
BERKSHIRE HATHAWAY INC.
"A"+                                11  $    634,700            8  $    461,600           24  $  1,384,800
BERKSHIRE HATHAWAY INC.
"B"+                                74       141,562            0            --           26        49,738
                                        ------------               ------------               ------------
                                        $    776,262               $    461,600               $  1,434,538
HOME BUILDERS
PERCENT OF NET ASSETS                          0.01%                      0.01%                      0.00%
CENTEX CORP.                         0  $         --            0  $         --            0  $         --
CLAYTON HOMES INC.               7,088        69,108        2,612        25,467            0            --
KAUFMAN & BROAD HOME
CORP.                                0            --            0            --            0            --
PULTE CORP.                          0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $     69,108               $     25,467               $         --
HOME FURNISHINGS
PERCENT OF NET ASSETS                          0.04%                      0.05%                      0.05%
ETHAN ALLEN INTERIORS
INC.                             2,101  $     56,596        1,071  $     28,850            0  $         --
LEGGETT & PLATT INC.             3,478        61,517        2,594        45,881        5,549        98,148
MAYTAG CORP.                     1,319        50,287        1,024        39,040        2,509        95,656
WHIRLPOOL CORP.                  1,260        47,880          968        36,784        2,089        79,382

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
ZENITH ELECTRONICS CORP.+           44  $        --           89  $         --
                                        -----------               ------------
                                        $    10,525               $    114,751
HOUSEHOLD PRODUCTS /
WARES
PERCENT OF NET ASSETS                         0.07%                      0.09%
AMERICAN GREETINGS CORP.
"A"                              1,023  $    19,053            0  $         --
AVERY DENNISON CORP.                70        3,784          756        40,871
CLOROX CO.                         256        9,264        1,790        64,776
DIAL CORP.                           0           --            0            --
ENESCO GROUP INC.                    0           --        3,300        21,450
FORTUNE BRANDS INC.                180        4,590        1,491        38,020
NEWELL RUBBERMAID INC.             205        5,317        2,217        57,503
TUPPERWARE CORP.                 1,163       23,478            0            --
WATER PIK TECHNOLOGIES
INC.+                                0           --            0            --
                                        -----------               ------------
                                        $    65,486               $    222,620
INSURANCE
PERCENT OF NET ASSETS                         0.27%                      0.83%
AETNA INC.                           0  $        --        1,135  $     63,489
AFLAC INC.                           0           --            0            --
ALLMERICA FINANCIAL CORP.            0           --            0            --
ALLSTATE CORP.                       0           --            0            --
AMBAC FINANCIAL GROUP
INC.                                 0           --            0            --
AMERICAN FINANCIAL GROUP
INC.                                 0           --            0            --
AMERICAN GENERAL CORP.               0           --            0            --
AMERICAN INTERNATIONAL
GROUP                              892       79,500        9,430       840,449
AMERICAN MED SECURITY
GROUP+                               0           --        2,600        21,937
AON CORP.                          245        9,142        1,743        65,017
CHUBB CORP.                        195       14,930            0            --
CIGNA CORP.                        117       11,378            0            --
CINCINNATI FINANCIAL
CORP.                              120        4,665        1,478        57,457
CNA FINANCIAL CORP.+                 0           --            0            --
CONSECO INC.                         0           --            0            --
FIDELITY NATIONAL
FINANCIAL INC.                       0           --        1,400        27,912
HANCOCK (JOHN) FINANCIAL
SERVICES INC.+                       0           --            0            --
HARTFORD FINANCIAL
SERVICES GROUP INC.                192       12,792            0            --
HEALTHAXIS INC.+                     0           --            0            --
HORACE MANN EDUCATORS
CORP.                            2,900       44,225            0            --
JEFFERSON-PILOT CORP.              140        9,266        1,118        73,998
LINCOLN NATIONAL CORP.             238       12,852        1,662        89,748
LOEWS CORP.                          0           --        1,133        91,702
MARKEL CORP.+                        0           --          300        43,762
MARSH & MCLENNAN
COMPANIES INC.                     220       26,125        1,667       197,956
MBIA INC.                           94        6,180        1,094        71,930
MERCURY GENERAL CORP.                0           --            0            --
METLIFE INC.+                        0           --            0            --
MGIC INVESTMENT CORP.               95        5,587          834        49,050
MIIX GROUP INC. (THE)                0           --        2,200        17,737
OLD REPUBLIC
INTERNATIONAL CORP.                  0           --            0            --
PENN TREATY AMERICAN
CORP.+                               0           --        1,200        21,450
PICO HOLDINGS INC.+                  0           --        1,300        17,956
PMI GROUP INC. (THE)                 0           --            0            --
PROFESSIONALS GROUP INC.+            0           --          900        20,587
PROGRESSIVE CORPORATION             75        5,686          625        47,383
PROTECTIVE LIFE CORP.                0           --            0            --
RADIAN GROUP INC.                    0           --            0            --
RELIASTAR FINANCIAL CORP.            0           --            0            --
SAFECO CORP.                       156        4,105        1,600        42,100
SELECTIVE INSURANCE GROUP
INC.                                 0           --            0            --
ST. PAUL COMPANIES INC.            164        7,810        1,550        73,819
TORCHMARK CORP.                    142        3,985        2,832        79,473

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
ZENITH ELECTRONICS CORP.+          279  $         --          230  $         --          367  $         --
                                        ------------               ------------               ------------
                                        $    216,280               $    150,555               $    273,186
HOUSEHOLD PRODUCTS /
WARES
PERCENT OF NET ASSETS                          0.11%                      0.14%                      0.15%
AMERICAN GREETINGS CORP.
"A"                                  0  $         --        3,100  $     57,737            0  $         --
AVERY DENNISON CORP.             1,782        96,339        1,364        73,741        3,428       185,326
CLOROX CO.                       3,924       142,000        3,132       113,339        6,602       238,910
DIAL CORP.                       1,877        19,239        2,414        24,743        5,606        57,461
ENESCO GROUP INC.                    0            --            0            --            0            --
FORTUNE BRANDS INC.              2,794        71,247        2,069        52,759        4,627       117,988
NEWELL RUBBERMAID INC.           4,757       123,385        3,756        97,421        7,904       205,010
TUPPERWARE CORP.                 3,606        72,796            0            --        1,927        38,901
WATER PIK TECHNOLOGIES
INC.+                                1             7            0            --            0            --
                                        ------------               ------------               ------------
                                        $    525,013               $    419,740               $    843,596
INSURANCE
PERCENT OF NET ASSETS                          1.45%                      1.93%                      2.19%
AETNA INC.                       2,118  $    118,476        1,861  $    104,100        3,819  $    213,625
AFLAC INC.                       4,448       240,192        3,328       179,712        6,791       366,714
ALLMERICA FINANCIAL CORP.        1,284        78,163        1,214        73,902        1,151        70,067
ALLSTATE CORP.                  10,951       318,263        9,091       264,207       18,789       546,055
AMBAC FINANCIAL GROUP
INC.                               952        61,523          971        62,751        3,480       224,895
AMERICAN FINANCIAL GROUP
INC.                                 0            --        1,000        24,812            0            --
AMERICAN GENERAL CORP.           4,122       300,133        3,046       221,787        5,918       430,904
AMERICAN INTERNATIONAL
GROUP                           30,415     2,710,737       27,795     2,477,230       58,878     5,247,502
AMERICAN MED SECURITY
GROUP+                               0            --            0            --            0            --
AON CORP.                        4,289       160,015        3,388       126,396        7,171       267,568
CHUBB CORP.                      2,923       223,792        2,270       173,797        4,842       370,716
CIGNA CORP.                      2,821       274,342        2,116       205,781        4,420       429,845
CINCINNATI FINANCIAL
CORP.                            2,800       108,850        2,065        80,277        4,615       179,408
CNA FINANCIAL CORP.+                 0            --            0            --        1,402        55,642
CONSECO INC.                     4,761        40,171            0            --            0            --
FIDELITY NATIONAL
FINANCIAL INC.                       0            --            0            --            0            --
HANCOCK (JOHN) FINANCIAL
SERVICES INC.+                   2,800        70,700            0            --        4,500       113,625
HARTFORD FINANCIAL
SERVICES GROUP INC.              3,450       229,856        2,806       186,950        6,060       403,747
HEALTHAXIS INC.+                 8,600        24,456            0            --            0            --
HORACE MANN EDUCATORS
CORP.                                0            --            0            --            0            --
JEFFERSON-PILOT CORP.            1,715       113,512        1,362        90,147        2,924       193,532
LINCOLN NATIONAL CORP.           3,268       176,472        2,560       138,240        5,502       297,108
LOEWS CORP.                      1,807       146,254        1,367       110,642        2,763       223,630
MARKEL CORP.+                        0            --            0            --            0            --
MARSH & MCLENNAN
COMPANIES INC.                   4,490       533,188        3,483       413,606        7,350       872,813
MBIA INC.                        1,502        98,756        1,270        83,502        2,760       181,470
MERCURY GENERAL CORP.                0            --          900        24,694            0            --
METLIFE INC.+                    1,500        36,469        1,700        41,331        5,700       138,581
MGIC INVESTMENT CORP.            1,611        94,747        1,363        80,161        2,939       172,850
MIIX GROUP INC. (THE)                0            --            0            --            0            --
OLD REPUBLIC
INTERNATIONAL CORP.              3,124        74,781        2,824        67,599            0            --
PENN TREATY AMERICAN
CORP.+                               0            --            0            --            0            --
PICO HOLDINGS INC.+                  0            --            0            --            0            --
PMI GROUP INC. (THE)               621        38,502          504        31,248        1,722       106,764
PROFESSIONALS GROUP INC.+            0            --            0            --            0            --
PROGRESSIVE CORPORATION          1,034        78,390          918        69,596        2,101       159,282
PROTECTIVE LIFE CORP.            1,302        37,432        1,239        35,621            0            --
RADIAN GROUP INC.                  526        32,678          536        33,299            0            --
RELIASTAR FINANCIAL CORP.        1,865       100,360        1,796        96,647        4,881       262,659
SAFECO CORP.                     2,167        57,019        1,688        44,416        3,678        96,777
SELECTIVE INSURANCE GROUP
INC.                                 0            --        4,400        78,925            0            --
ST. PAUL COMPANIES INC.          3,858       183,737        3,070       146,209        6,378       303,752
TORCHMARK CORP.                  2,166        60,783        1,713        48,071        3,704       103,943

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
TRANSATLANTIC HOLDINGS
INC.                                 0  $        --            0  $         --
21ST CENTURY INSURANCE
GROUP                                0           --            0            --
UNITRIN INC.                         0           --            0            --
UNUMPROVIDENT CORP.                  0           --        2,154        46,715
                                        -----------               ------------
                                        $   258,228               $  2,061,627
IRON / STEEL
PERCENT OF NET ASSETS                         0.00%                      0.13%
AK STEEL HOLDING CORP.               0  $        --            0  $         --
ALLEGHENY TECHNOLOGIES
INC.                                 0           --       14,329       311,656
NUCOR CORP.                          0           --          599        22,013
USX-U.S. STEEL GROUP INC.          126        2,189            0            --
                                        -----------               ------------
                                        $     2,189               $    333,669
LEISURE TIME
PERCENT OF NET ASSETS                         0.03%                      0.06%
BRUNSWICK CORP.                    126  $     2,362            0  $         --
CALLAWAY GOLF CO.                    0           --            0            --
CARNIVAL CORP. "A"                 570       11,364            0            --
GALILEO INTERNATIONAL
INC.                                 0           --            0            --
HARLEY-DAVIDSON INC.               192        9,564        2,100       104,606
SABRE HOLDINGS CORP.               296        8,251        1,477        41,171
                                        -----------               ------------
                                        $    31,541               $    145,777
LODGING
PERCENT OF NET ASSETS                         0.12%                      0.02%
AMERISTAR CASINOS INC.+              0  $        --        4,200  $     19,162
CHOICE HOTELS
INTERNATIONAL INC.+              3,359       30,021            0            --
EXTENDED STAY AMERICA
INC.+                            4,900       72,581            0            --
HARRAH'S ENTERTAINMENT
INC.+                              148        4,199            0            --
HILTON HOTELS CORP.                300        3,000        3,500        35,000
MANDALAY RESORT GROUP
INC.+                                0           --            0            --
MARRIOTT INTERNATIONAL
INC.                                 0           --            0            --
MGM GRAND INC.                       0           --            0            --
PARK PLACE ENTERTAINMENT
CORP.+                               0           --            0            --
STARWOOD HOTELS & RESORTS
WORLDWIDE INC.                       0           --            0            --
                                        -----------               ------------
                                        $   109,801               $     54,162
MACHINERY
PERCENT OF NET ASSETS                         0.18%                      0.04%
BRIGGS & STRATTON CORP.            442  $    19,116            0  $         --
CATERPILLAR INC.                     0           --            0            --
COGNEX CORP.+                        0           --            0            --
DEERE & CO.                          0           --            0            --
DOVER CORP.                        185        9,042        1,113        54,398
FLOWSERVE CORP.                  3,000       55,500            0            --
IMATION CORP.+                       0           --            0            --
INGERSOLL-RAND CO.                   0           --            0            --
NORDSON CORP.                    1,014       65,656            0            --
ROCKWELL INTERNATIONAL
CORP.                                0           --        1,300        52,569
TECUMSEH PRODUCTS CO. "A"          541       21,505            0            --
                                        -----------               ------------
                                        $   170,819               $    106,967
MANUFACTURERS
PERCENT OF NET ASSETS                         0.43%                      1.66%
COOPER INDUSTRIES INC.               0  $        --          674  $     23,801
CRANE CO.                          120        3,015            0            --
DANAHER CORP.                      190       10,676          867        48,715
EASTMAN KODAK CO.                    0           --            0            --
EATON CORP.                         76        5,045          439        29,139

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
TRANSATLANTIC HOLDINGS
INC.                               366  $     31,911          437  $     38,101          836  $     72,889
21ST CENTURY INSURANCE
GROUP                            3,016        47,690        1,864        29,474            0            --
UNITRIN INC.                     1,402        42,673        1,328        40,421        2,926        89,060
UNUMPROVIDENT CORP.              3,269        70,896        3,175        68,858        6,643       144,070
                                        ------------               ------------               ------------
                                        $  7,015,919               $  5,992,510               $ 12,339,493
IRON / STEEL
PERCENT OF NET ASSETS                          0.03%                      0.02%                      0.03%
AK STEEL HOLDING CORP.               0  $         --            0  $         --            1  $          8
ALLEGHENY TECHNOLOGIES
INC.                             2,491        54,182        1,406        30,581        2,619        56,963
NUCOR CORP.                      1,486        54,610        1,135        41,711        2,482        91,213
USX-U.S. STEEL GROUP INC.        2,799        48,633            0            --        2,147        37,304
                                        ------------               ------------               ------------
                                        $    157,425               $     72,292               $    185,488
LEISURE TIME
PERCENT OF NET ASSETS                          0.15%                      0.16%                      0.18%
BRUNSWICK CORP.                  3,492  $     65,475        1,925  $     36,094        2,595  $     48,656
CALLAWAY GOLF CO.                5,116        73,862        1,846        26,652            0            --
CARNIVAL CORP. "A"               9,990       199,176        8,059       160,676       17,278       344,480
GALILEO INTERNATIONAL
INC.                                 0            --        1,093        20,357        1,855        34,549
HARLEY-DAVIDSON INC.             5,382       268,091        3,954       196,959        9,340       465,249
SABRE HOLDINGS CORP.             3,853       107,402        1,838        51,234        3,617       100,824
                                        ------------               ------------               ------------
                                        $    714,006               $    491,972               $    993,758
LODGING
PERCENT OF NET ASSETS                          0.12%                      0.15%                      0.17%
AMERISTAR CASINOS INC.+              0  $         --            0  $         --            0  $         --
CHOICE HOTELS
INTERNATIONAL INC.+                  0            --            0            --            0            --
EXTENDED STAY AMERICA
INC.+                                0            --            0            --            0            --
HARRAH'S ENTERTAINMENT
INC.+                            2,132        60,496        1,432        40,633        3,493        99,114
HILTON HOTELS CORP.              6,155        61,550        5,423        54,230       12,006       120,060
MANDALAY RESORT GROUP
INC.+                            2,111        58,712        2,198        61,132            0            --
MARRIOTT INTERNATIONAL
INC.                             4,145       163,727        3,306       130,587        6,982       275,789
MGM GRAND INC.                     402        13,819          498        17,119          752        25,850
PARK PLACE ENTERTAINMENT
CORP.+                           4,986        73,232        3,859        56,679        9,868       144,936
STARWOOD HOTELS & RESORTS
WORLDWIDE INC.                   3,890       124,480        3,297       105,504        9,493       303,776
                                        ------------               ------------               ------------
                                        $    556,016               $    465,884               $    969,525
MACHINERY
PERCENT OF NET ASSETS                          0.17%                      0.21%                      0.23%
BRIGGS & STRATTON CORP.              0  $         --            0  $         --            0  $         --
CATERPILLAR INC.                 6,010       220,867        4,698       172,652        9,274       340,819
COGNEX CORP.+                    1,614        64,560        1,036        41,440        1,248        49,920
DEERE & CO.                      3,875       127,633        3,092       101,843        6,570       216,399
DOVER CORP.                      3,422       167,250        2,648       129,421        5,694       278,294
FLOWSERVE CORP.                      0            --            0            --            0            --
IMATION CORP.+                       0            --          653        14,529            0            --
INGERSOLL-RAND CO.               2,792       127,211        2,087        95,089        4,592       209,223
NORDSON CORP.                        0            --            0            --            0            --
ROCKWELL INTERNATIONAL
CORP.                            2,869       116,015        2,473       100,002        5,296       214,157
TECUMSEH PRODUCTS CO. "A"            0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $    823,536               $    654,976               $  1,308,812
MANUFACTURERS
PERCENT OF NET ASSETS                          2.62%                      3.20%                      3.88%
COOPER INDUSTRIES INC.           1,623  $     57,312        1,240  $     43,788        2,677  $     94,532
CRANE CO.                        1,887        47,411          796        20,000        1,882        47,285
DANAHER CORP.                    2,503       140,637        1,845       103,666        3,991       224,244
EASTMAN KODAK CO.                5,266       327,808        4,106       255,599        7,936       494,016
EATON CORP.                      1,239        82,239          959        63,654        2,054       136,334

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
FMC CORP.+                           0  $        --            0  $         --
GENERAL ELECTRIC CO.             4,729      277,533       50,806     2,981,677
HARSCO CORP.                         0           --            0            --
ILLINOIS TOOL WORKS INC.             0           --            0            --
ITT INDUSTRIES INC.                126        4,237        6,741       226,666
M&F WORLDWIDE CORP.+                 0           --        3,900        21,206
MINNESOTA MINING &
MANUFACTURING CO.                    0           --            0            --
NATIONAL SERVICE
INDUSTRIES INC.                  2,439       48,628            0            --
PALL CORP.                         113        2,415       11,542       246,710
PENTAIR INC.                         0           --            0            --
TEXTRON INC.                         0           --            0            --
TYCO INTERNATIONAL LTD.          1,114       63,498        9,804       558,828
U.S. INDUSTRIES INC.                 0           --            0            --
                                        -----------               ------------
                                        $   415,047               $  4,136,742
MEDIA
PERCENT OF NET ASSETS                         0.41%                      1.05%
AT&T - LIBERTY MEDIA
GROUP "A"+                           0  $        --            0  $         --
BELO (A.H.) CORP.                    0           --            0            --
CABLEVISION SYSTEMS
CORP.+                               0           --          780        52,455
CHRIS-CRAFT INDUSTRIES
INC.+                                0           --            1            78
CLEAR CHANNEL
COMMUNICATIONS INC.+               233       16,863        2,201       159,297
COMCAST CORP. "A"+                 600       22,350        5,898       219,700
DISNEY (WALT) CO.                2,049       79,783       12,261       477,413
DOW JONES & CO. INC.                64        4,004          758        47,422
5TH AVENUE CHANNEL CORP.+            0           --            0            --
GANNETT CO. INC.                   298       16,874            0            --
GRAY COMMUNICATIONS
SYSTEMS INC.                         0           --        2,000        22,500
HARCOURT GENERAL INC.               79        4,686        5,557       329,600
HEARST-ARGYLE TELEVISION
INC.+                                0           --            0            --
HISPANIC BROADCASTING
CORP.+                               0           --            0            --
HOLLINGER INTERNATIONAL
INC.                                 0           --            0            --
INFINITY BROADCASTING
CORP.+                               0           --            0            --
KNIGHT RIDDER INC.                 124        6,773          702        38,347
MCGRAW-HILL COMPANIES
INC.                               202       12,511            0            --
MEREDITH CORP.                   1,382       37,746            0            --
NEW YORK TIMES CO. "A"             162        6,348        1,323        51,845
RARE MEDIUM GROUP INC.+              0           --            0            --
READERS DIGEST
ASSOCIATION "A"                      0           --            0            --
SCRIPPS (E.W.) COMPANY               0           --            0            --
TIME WARNER INC.                   844       72,162        6,991       597,730
TRIBUNE CO.                        396       14,132        2,268        80,939
UNITEDGLOBALCOM INC. "A"+            0           --            0            --
UNIVISION COMMUNICATIONS
INC.+                                0           --            0            --
USA NETWORKS INC.+                   0           --            0            --
VIACOM INC. "B"+                 1,451       97,670        8,252       555,463
WASHINGTON POST COMPANY
(THE) "B"                            0           --            0            --
                                        -----------               ------------
                                        $   391,902               $  2,632,789
METAL FABRICATE /
HARDWARE
PERCENT OF NET ASSETS                         0.11%                      0.00%
PRECISION CASTPARTS CORP.          700  $    53,200            0  $         --
TIMKEN CO.                       1,342       21,891            0            --
WORTHINGTON INDUSTRIES
INC.                             3,277       34,204            0            --
                                        -----------               ------------
                                        $   109,295               $         --
MINING
PERCENT OF NET ASSETS                         0.07%                      0.03%
ALCOA INC.                         458  $    15,229            0  $         --
FREEPORT-MCMORAN COPPER &
GOLD INC.+                           0           --            0            --
HOMESTAKE MINING COMPANY         6,842       38,059            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
FMC CORP.+                         508  $     34,449            0  $         --            0  $         --
GENERAL ELECTRIC CO.           156,302     9,172,974      124,034     7,279,245      284,826    16,715,726
HARSCO CORP.                         0            --        1,012        28,146            0            --
ILLINOIS TOOL WORKS INC.         5,004       280,537        3,928       220,214        7,798       437,175
ITT INDUSTRIES INC.              1,841        61,904        1,164        39,140        2,482        83,457
M&F WORLDWIDE CORP.+                 0            --            0            --            0            --
MINNESOTA MINING &
MANUFACTURING CO.                6,707       623,751        5,259       489,087        9,216       857,088
NATIONAL SERVICE
INDUSTRIES INC.                      0            --            0            --            0            --
PALL CORP.                       2,120        45,315        1,583        33,837        3,508        74,984
PENTAIR INC.                       756        24,570            0            --        1,766        57,395
TEXTRON INC.                     2,516       141,053        1,954       109,546        3,738       209,562
TYCO INTERNATIONAL LTD.         27,956     1,593,492       21,166     1,206,462       42,982     2,449,974
U.S. INDUSTRIES INC.                 0            --        2,236        28,509            0            --
                                        ------------               ------------               ------------
                                        $ 12,633,452               $  9,920,893               $ 21,881,772
MEDIA
PERCENT OF NET ASSETS                          1.80%                      2.26%                      2.70%
AT&T - LIBERTY MEDIA
GROUP "A"+                      35,200  $    752,400       28,300  $    604,913       92,988  $  1,987,618
BELO (A.H.) CORP.                3,878        74,167        2,875        54,984            0            --
CABLEVISION SYSTEMS
CORP.+                           1,890       127,102        1,886       126,834          500        33,625
CHRIS-CRAFT INDUSTRIES
INC.+                                0            --          825        64,556            1            78
CLEAR CHANNEL
COMMUNICATIONS INC.+             7,964       576,377        6,279       454,425       15,687     1,135,321
COMCAST CORP. "A"+              15,500       577,375       11,824       440,444       28,130     1,047,842
DISNEY (WALT) CO.               34,743     1,352,806       26,284     1,023,433       55,303     2,153,361
DOW JONES & CO. INC.             2,120       132,633        1,289        80,643        2,655       166,103
5TH AVENUE CHANNEL CORP.+       63,300        25,716            0            --            0            --
GANNETT CO. INC.                 4,701       266,194        3,686       208,720        7,809       442,185
GRAY COMMUNICATIONS
SYSTEMS INC.                         0            --            0            --            0            --
HARCOURT GENERAL INC.            1,994       118,269        1,476        87,545        1,888       111,982
HEARST-ARGYLE TELEVISION
INC.+                                0            --        3,050        65,956            0            --
HISPANIC BROADCASTING
CORP.+                           2,428        62,369        1,550        39,816        2,274        58,413
HOLLINGER INTERNATIONAL
INC.                                 0            --        3,500        57,313            0            --
INFINITY BROADCASTING
CORP.+                           2,205        83,514        2,792       105,747        5,743       217,516
KNIGHT RIDDER INC.               1,634        89,257        1,151        62,873        2,348       128,260
MCGRAW-HILL COMPANIES
INC.                             3,290       203,774        2,554       158,188        5,480       339,418
MEREDITH CORP.                       0            --        1,798        49,108        1,371        37,445
NEW YORK TIMES CO. "A"           2,827       110,783        2,204        86,369        4,801       188,139
RARE MEDIUM GROUP INC.+              0            --            0            --        4,600        46,000
READERS DIGEST
ASSOCIATION "A"                  2,028        78,078        1,975        76,038        3,998       153,923
SCRIPPS (E.W.) COMPANY               0            --          925        46,886        1,237        62,700
TIME WARNER INC.                21,333     1,823,971       16,384     1,400,832       39,102     3,343,221
TRIBUNE CO.                      5,342       190,643        4,172       148,888        8,909       317,940
UNITEDGLOBALCOM INC. "A"+            0            --        2,000        76,625            0            --
UNIVISION COMMUNICATIONS
INC.+                            2,676       118,078          892        39,360        1,966        86,750
USA NETWORKS INC.+               3,778        90,908        2,622        63,092       10,690       257,228
VIACOM INC. "B"+                25,527     1,718,286       19,886     1,338,576       42,627     2,869,330
WASHINGTON POST COMPANY
(THE) "B"                          258       131,322          119        60,571           87        44,283
                                        ------------               ------------               ------------
                                        $  8,704,022               $  7,022,735               $ 15,228,681
METAL FABRICATE /
HARDWARE
PERCENT OF NET ASSETS                          0.02%                      0.00%                      0.00%
PRECISION CASTPARTS CORP.        1,026  $     77,976            0  $         --            0  $         --
TIMKEN CO.                           0            --            0            --            0            --
WORTHINGTON INDUSTRIES
INC.                                 0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $     77,976               $         --               $         --
MINING
PERCENT OF NET ASSETS                          0.14%                      0.16%                      0.18%
ALCOA INC.                      14,518  $    482,723       11,286  $    375,259       22,770  $    757,103
FREEPORT-MCMORAN COPPER &
GOLD INC.+                           0            --            0            --        4,961        48,680
HOMESTAKE MINING COMPANY             0            --            0            --        5,811        32,324

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
NEWMONT MINING CORP.               487  $     9,031        2,011  $     37,329
PHELPS DODGE CORP.                 125        5,562          594        26,433
                                        -----------               ------------
                                        $    67,881               $     63,762
OFFICE / BUSINESS
EQUIPMENT
PERCENT OF NET ASSETS                         0.02%                      0.05%
HON INDUSTRIES INC.                  0  $        --            0  $         --
MILLER (HERMAN) INC.                 0           --            0            --
PITNEY BOWES INC.                  166        6,069        1,521        55,612
XEROX CORP.                        620        9,959        3,842        61,712
                                        -----------               ------------
                                        $    16,028               $    117,324
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                         0.41%                      1.25%
AMERADA HESS CORP.                 122  $     8,349          905  $     61,936
ANADARKO PETROLEUM CORP.           272       17,889        1,676       110,231
APACHE CORP.                        96        6,048          918        57,834
BURLINGTON RESOURCES INC.          194        7,627        1,791        70,409
CHEVRON CORP.                      560       47,320        4,160       351,520
COASTAL CORP.                      244       16,805        1,468       101,108
CONOCO INC.                        600       15,675        4,270       111,554
DEVON ENERGY CORP.                   0           --          484        28,344
DIAMOND OFFSHORE DRILLING
INC.                                 0           --            0            --
ENSCO INTERNATIONAL INC.             0           --            0            --
EOG RESOURCES INC.                   0           --            0            --
EXXON MOBIL CORP.                1,848      150,843       20,171     1,646,458
GLOBAL MARINE INC.+                  0           --            0            --
KERR-MCGEE CORP.                    97        6,129          808        51,056
MURPHY OIL CORP.                     0           --            0            --
NABORS INDUSTRIES INC.+              0           --            0            --
NOBLE AFFILIATES INC.                0           --            0            --
NOBLE DRILLING CORP.+                0           --            0            --
OCCIDENTAL PETROLEUM
CORP.                                0           --        2,905        62,821
OCEAN ENERGY INC.+                   0           --            0            --
PENN VIRGINIA CORP.                  0           --        1,300        35,506
PHILLIPS PETROLEUM CO.               0           --            0            --
PIONEER NATURAL RESOURCES
CO.+                                 0           --            0            --
R&B FALCON CORPORATION+              0           --            0            --
ROWAN COMPANIES INC.+            1,466       45,446            0            --
SUNOCO INC.                        105        2,855            0            --
TEXACO INC.                        502       25,853        3,761       193,691
TOSCO CORP.                        261        7,961            0            --
TRANSOCEAN SEDCO FOREX
INC.                               241       14,399        1,645        98,289
ULTRAMAR DIAMOND SHAMROCK
CORP.                                0           --            0            --
UNOCAL CORP.                       204        6,809        1,946        64,948
USX-MARATHON GROUP INC.            255        6,997        2,350        64,478
VALERO ENERGY CORP.                  0           --            0            --
VASTAR RESOURCES INC.                0           --            0            --
                                        -----------               ------------
                                        $   387,005               $  3,110,183
OIL & GAS SERVICES
PERCENT OF NET ASSETS                         0.08%                      0.23%
BAKER HUGHES INC.                  299  $    10,932        2,790  $    102,009
BJ SERVICES CO.+                     0           --            0            --
COOPER CAMERON CORP.+                0           --            0            --
GRANT PRIDECO INC. +                 0           --            0            --
HALLIBURTON CO.                    465       24,645        3,455       183,115
SCHLUMBERGER LTD.                  461       39,329        3,335       284,517
SMITH INTERNATIONAL INC.+            0           --            0            --
TIDEWATER INC.                       0           --            0            --
VARCO INTERNATIONAL INC.+            0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
NEWMONT MINING CORP.             6,953  $    129,056        4,933  $     91,569        4,696  $     87,170
PHELPS DODGE CORP.               1,471        65,460        1,021        45,435        2,242        99,769
                                        ------------               ------------               ------------
                                        $    677,239               $    512,263               $  1,025,046
OFFICE / BUSINESS
EQUIPMENT
PERCENT OF NET ASSETS                          0.11%                      0.12%                      0.13%
HON INDUSTRIES INC.              2,999  $     80,786        1,068  $     28,769            0  $         --
MILLER (HERMAN) INC.             2,476        79,077        2,246        71,732        4,840       154,577
PITNEY BOWES INC.                5,593       204,494        3,389       123,910        8,049       294,292
XEROX CORP.                     11,460       184,076        8,604       138,202       18,620       299,084
                                        ------------               ------------               ------------
                                        $    548,433               $    362,613               $    747,953
OIL & GAS PRODUCERS
PERCENT OF NET ASSETS                          1.91%                      2.34%                      2.61%
AMERADA HESS CORP.               2,764  $    189,161        1,411  $     96,565        2,523  $    172,668
ANADARKO PETROLEUM CORP.         3,927       258,279        3,442       226,380        6,790       446,578
APACHE CORP.                     1,786       112,518        1,748       110,124        3,219       202,797
BURLINGTON RESOURCES INC.        3,373       132,601        3,034       119,274        6,122       240,671
CHEVRON CORP.                   11,023       931,443        8,071       682,000       14,799     1,250,515
COASTAL CORP.                    3,607       248,432        2,730       188,029        5,945       409,462
CONOCO INC.                     10,470       273,529        8,190       213,964       17,480       456,665
DEVON ENERGY CORP.               1,232        72,149        1,500        87,844        1,759       103,011
DIAMOND OFFSHORE DRILLING
INC.                               965        43,244        1,507        67,532        3,656       163,834
ENSCO INTERNATIONAL INC.         1,919        76,520        2,793       111,371        6,889       274,699
EOG RESOURCES INC.                 865        33,086        1,618        61,889        3,745       143,246
EXXON MOBIL CORP.               53,517     4,368,325       40,286     3,288,345       82,927     6,768,916
GLOBAL MARINE INC.+              1,807        58,389        3,164       102,237        8,423       272,168
KERR-MCGEE CORP.                 1,644       103,880        1,306        82,523        2,641       166,878
MURPHY OIL CORP.                 1,432        95,586        1,379        92,048        2,293       153,058
NABORS INDUSTRIES INC.+          1,766        83,995        2,058        97,884        4,893       232,723
NOBLE AFFILIATES INC.            1,791        69,401        1,812        70,215            0            --
NOBLE DRILLING CORP.+            1,656        80,316        2,525       122,463        6,548       317,578
OCCIDENTAL PETROLEUM
CORP.                            7,222       156,176        5,444       117,727       10,295       222,629
OCEAN ENERGY INC.+               3,282        49,845        3,588        54,493        7,694       116,853
PENN VIRGINIA CORP.                  0            --            0            --            0            --
PHILLIPS PETROLEUM CO.           4,331       267,981        3,345       206,972        7,074       437,704
PIONEER NATURAL RESOURCES
CO.+                             5,009        69,500            0            --            0            --
R&B FALCON CORPORATION+          2,744        78,204        2,387        68,030        5,637       160,654
ROWAN COMPANIES INC.+            1,579        48,949          997        30,907        2,269        70,339
SUNOCO INC.                      1,753        47,660        1,191        32,380        2,537        68,975
TEXACO INC.                      9,227       475,190        7,218       371,727       14,003       721,154
TOSCO CORP.                      2,670        81,435        2,252        68,686        4,080       124,440
TRANSOCEAN SEDCO FOREX
INC.                             3,521       210,375        2,678       160,005        5,903       352,704
ULTRAMAR DIAMOND SHAMROCK
CORP.                            8,515       199,570        2,264        53,063        4,827       113,133
UNOCAL CORP.                     4,030       134,501        3,181       106,166        6,814       227,417
USX-MARATHON GROUP INC.          5,179       142,099        4,106       112,658        8,667       237,801
VALERO ENERGY CORP.                  0            --        1,236        37,235            0            --
VASTAR RESOURCES INC.              538        44,519            0            --          783        64,793
                                        ------------               ------------               ------------
                                        $  9,236,858               $  7,240,736               $ 14,694,063
OIL & GAS SERVICES
PERCENT OF NET ASSETS                          0.37%                      0.47%                      0.56%
BAKER HUGHES INC.                5,518  $    201,752        3,806  $    139,157        7,421  $    271,330
BJ SERVICES CO.+                 1,041        69,747        1,596       106,932        4,210       282,070
COOPER CAMERON CORP.+            1,140        88,706        1,061        82,559        2,385       185,583
GRANT PRIDECO INC. +             2,120        49,820        2,413        56,706        4,267       100,274
HALLIBURTON CO.                  7,384       391,352        5,161       273,533       10,489       555,917
SCHLUMBERGER LTD.                9,171       782,401        7,183       612,800       14,513     1,238,140
SMITH INTERNATIONAL INC.+          637        50,641        1,095        87,053        2,696       214,332
TIDEWATER INC.                     524        21,156            0            --        3,084       124,516
VARCO INTERNATIONAL INC.+        3,126        63,106          602        12,153            0            --

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
WEATHERFORD INTERNATIONAL
INC.+                                0  $        --            0  $         --
                                        -----------               ------------
                                        $    74,906               $    569,641
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                         0.07%                      0.21%
BALL CORP.                         744  $    25,761            0  $         --
BEMIS CO.                           42        1,407            0            --
CROWN CORK & SEAL CO.
INC.                                 0           --       21,314       275,750
OWENS-ILLINOIS INC.+               136        1,777       15,718       205,316
PACTIV CORP.+                    3,208       35,288            0            --
SEALED AIR CORP.+                   57        2,925          705        36,175
SMURFIT-STONE CONTAINER
CORP.+                               0           --            0            --
SONOCO PRODUCTS CO.                  0           --            0            --
                                        -----------               ------------
                                        $    67,158               $    517,241
PHARMACEUTICALS
PERCENT OF NET ASSETS                         0.90%                      2.25%
ABBOTT LABORATORIES              1,003  $    43,881        8,434  $    368,987
ABGENIX INC.+                      400       30,069          600        45,103
ALLERGAN INC.                      310       22,669          868        63,473
ALZA CORP.+                         87        6,579          704        53,240
AMERICAN HOME PRODUCTS
CORP.                            1,295       70,173        6,973       377,849
AMYLIN PHARMACEUTICALS
INC.+                                0           --        7,900       107,144
BERGEN BRUNSWIG CORP. "A"        6,759       63,366            0            --
BRISTOL-MYERS SQUIBB CO.         1,298       68,794       10,658       564,874
CARDINAL HEALTH INC.               311       25,444        1,762       144,154
CELL THERAPEUTICS INC.+              0           --        1,900        88,350
DENTSPLY INTERNATIONAL
INC.                                 0           --            0            --
FOREST LABORATORIES INC.
"A"+                                 0           --            0            --
GILEAD SCIENCES INC.+                0           --            0            --
HYSEQ INC.+                        400       16,775            0            --
ICN PHARMACEUTICALS INC.             0           --            0            --
IVAX CORPORATION+                    0           --            0            --
LILLY (ELI) AND COMPANY            714       52,122        5,921       432,233
MEDAREX INC.+                        0           --          900        99,450
MEDIMMUNE INC.+                      0           --        1,184        99,604
MERCK & CO. INC.                 1,526      106,629       12,112       846,326
MYLAN LABORATORIES INC.              0           --            0            --
OMNICARE INC.                        0           --            0            --
PFIZER INC.                      4,906      212,185       32,577     1,408,955
PHARMACIA & UPJOHN INC.          1,194       69,924        7,441       435,764
SCHERING-PLOUGH CORP.              961       38,560        7,898       316,907
SEPRACOR INC.+                       0           --          704        77,440
SYBRON INTERNATIONAL
CORP.+                               0           --            0            --
TANOX INC.+                          0           --            0            --
WATSON PHARMACEUTICAL
INC.+                              490       30,227        1,480        91,298
                                        -----------               ------------
                                        $   857,397               $  5,621,151
PIPELINES
PERCENT OF NET ASSETS                         0.11%                      0.25%
COLUMBIA ENERGY GROUP              142  $     9,932          692  $     48,535
EL PASO ENERGY CORP.               222       12,932        1,366        79,570
ENRON CORP.                        676       57,376        4,306       365,472
QUESTAR CORP.                        0           --            0            --
WILLIAMS COMPANIES INC.            450       20,728        2,968       136,714
                                        -----------               ------------
                                        $   100,968               $    630,291
REAL ESTATE
PERCENT OF NET ASSETS                         0.00%                      0.01%
CATELLUS DEVELOPMENT
CORP.+                               0  $        --            0  $         --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
WEATHERFORD INTERNATIONAL
INC.+                            1,220  $     57,264        2,113  $     99,179        4,267  $    200,282
                                        ------------               ------------               ------------
                                        $  1,775,945               $  1,470,072               $  3,172,444
PACKAGING & CONTAINERS
PERCENT OF NET ASSETS                          0.06%                      0.07%                      0.09%
BALL CORP.                           0  $         --            0  $         --            0  $         --
BEMIS CO.                          850        28,475          662        22,177        1,459        48,876
CROWN CORK & SEAL CO.
INC.                             5,339        69,073        3,010        38,942        3,697        47,830
OWENS-ILLINOIS INC.+             4,731        61,799            0            --        4,190        54,732
PACTIV CORP.+                        0            --        2,382        26,202        4,872        53,592
SEALED AIR CORP.+                1,312        67,322          999        51,261        2,468       126,639
SMURFIT-STONE CONTAINER
CORP.+                           1,737        22,798        2,712        35,595        6,314        82,871
SONOCO PRODUCTS CO.              1,823        35,207        2,018        38,973        5,617       108,478
                                        ------------               ------------               ------------
                                        $    284,674               $    213,150               $    523,018
PHARMACEUTICALS
PERCENT OF NET ASSETS                          3.49%                      4.20%                      5.24%
ABBOTT LABORATORIES             25,806  $  1,129,013       19,659  $    860,081       46,607  $  2,039,056
ABGENIX INC.+                    1,600       120,275        1,600       120,275        3,100       233,033
ALLERGAN INC.                    3,168       231,660        1,646       120,364        3,976       290,745
ALZA CORP.+                      2,058       155,636        1,231        93,094        2,911       220,144
AMERICAN HOME PRODUCTS
CORP.                           21,928     1,188,224       16,930       917,394       36,491     1,977,356
AMYLIN PHARMACEUTICALS
INC.+                                0            --            0            --            0            --
BERGEN BRUNSWIG CORP. "A"            1             8            0            --            0            --
BRISTOL-MYERS SQUIBB CO.        31,714     1,680,842       25,220     1,336,660       58,792     3,115,976
CARDINAL HEALTH INC.             4,943       404,399        3,754       307,124        7,857       642,801
CELL THERAPEUTICS INC.+              0            --            0            --            0            --
DENTSPLY INTERNATIONAL
INC.                             4,252       141,910          971        32,407            0            --
FOREST LABORATORIES INC.
"A"+                             1,255       122,833        1,225       119,897        4,004       391,891
GILEAD SCIENCES INC.+              500        54,000            0            --            0            --
HYSEQ INC.+                          0            --            0            --        1,400        58,712
ICN PHARMACEUTICALS INC.         2,107        59,654        1,939        54,898        3,963       112,202
IVAX CORPORATION+                3,054       105,745        2,629        91,029        5,443       188,464
LILLY (ELI) AND COMPANY         18,618     1,359,114       14,142     1,032,366       33,130     2,418,490
MEDAREX INC.+                      800        88,400            0            --        1,600       176,800
MEDIMMUNE INC.+                  4,500       378,562        3,000       252,375        5,100       429,037
MERCK & CO. INC.                35,930     2,510,609       29,690     2,074,589       68,452     4,783,083
MYLAN LABORATORIES INC.          2,748        72,994        2,156        57,269        6,529       173,427
OMNICARE INC.                    2,465        33,740        2,643        36,176            0            --
PFIZER INC.                    101,504     4,390,048       80,388     3,476,781      186,283     8,056,740
PHARMACIA & UPJOHN INC.         20,952     1,227,002       16,231       950,528       33,490     1,961,258
SCHERING-PLOUGH CORP.           25,426     1,020,218       18,753       752,464       44,536     1,787,007
SEPRACOR INC.+                   1,500       165,000        1,272       139,920        1,300       143,000
SYBRON INTERNATIONAL
CORP.+                           1,841        41,883        2,389        54,350        5,599       127,377
TANOX INC.+                          0            --          800        37,200            0            --
WATSON PHARMACEUTICAL
INC.+                            2,850       175,809        1,499        92,470        2,685       165,631
                                        ------------               ------------               ------------
                                        $ 16,857,578               $ 13,009,711               $ 29,492,230
PIPELINES
PERCENT OF NET ASSETS                          0.40%                      0.43%                      0.48%
COLUMBIA ENERGY GROUP            1,384  $     97,140        1,055  $     74,048        2,286  $    160,449
EL PASO ENERGY CORP.             3,876       225,777        2,924       170,323        6,386       371,984
ENRON CORP.                     12,010     1,019,349        9,312       790,356       19,000     1,612,625
QUESTAR CORP.                   10,658       231,145        1,657        35,936            0            --
WILLIAMS COMPANIES INC.          7,264       334,598        5,674       261,359       12,202       562,055
                                        ------------               ------------               ------------
                                        $  1,908,009               $  1,332,022               $  2,707,113
REAL ESTATE
PERCENT OF NET ASSETS                          0.02%                      0.00%                      0.01%
CATELLUS DEVELOPMENT
CORP.+                           5,741  $    102,620            0  $         --            0  $         --

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
CB RICHARD ELLIS
SERVICES+                            0  $        --        1,400  $     14,700
ST. JOE COMPANY (THE)                0           --            0            --
                                        -----------               ------------
                                        $        --               $     14,700
REAL ESTATE INVESTMENT
TRUSTS
PERCENT OF NET ASSETS                         0.00%                      0.25%
ALEXANDRIA REAL ESTATE
EQUITY                               0  $        --        1,400  $     49,000
AMERESCO CAPITAL TRUST               0           --        3,300        35,475
AMERICAN INDUSTRIAL
PROPERTIES                           0           --        2,500        33,906
APARTMENT INVESTMENT &
MANAGEMENT CO. "A"                   0           --            0            --
ARCHSTONE COMMUNITIES
TRUST                                0           --            0            --
ARDEN REALTY INC.                    0           --            0            --
AVALONBAY COMMUNITIES
INC.                                 0           --            0            --
BOSTON PROPERTIES INC.               0           --            0            --
CAPITAL AUTOMOTIVE                   0           --            0            --
CAPSTEAD MORTGAGE CORP.              0           --        2,200        18,838
CARRAMERICA REALTY CORP.             0           --            0            --
CRESCENT REAL ESTATE
EQUITIES CO.                         0           --            0            --
CROWN AMERICAN REALTY
TRUST                                0           --        8,900        52,844
DUKE-WEEKS REALTY CORP.              0           --            0            --
EQUITY OFFICE PROPERTIES
TRUST                                0           --            0            --
EQUITY RESIDENTIAL
PROPERTIES TRUST                     0           --            0            --
FIRST WASHINGTON REALTY
TRUST                                0           --        2,800        56,350
HIGHWOODS PROPERTIES INC.            0           --            0            --
HOST MARRIOTT CORP.                  0           --            0            --
KIMCO REALTY CORP.                   0           --            0            --
KOGER EQUITY INC.                    0           --        3,200        54,800
KONOVER PROPERTY TRUST
INC.                                 0           --        5,400        22,613
MACK-CALI REALTY CORP.               0           --            0            --
MID-AMERICA APARTMENT
COMMUNITIES INC.                     0           --        2,800        67,725
PARKWAY PROPERTIES INC.              0           --        1,700        53,975
PRISON REALTY TRUST INC.+            0           --        6,200        14,725
PUBLIC STORAGE INC.                  0           --            0            --
ROUSE CO.                            0           --            0            --
SENIOR HOUSING PROPERTIES
TRUST                                0           --            1             5
SIMON PROPERTY GROUP INC.            0           --            0            --
SPIEKER PROPERTIES INC.              0           --            0            --
THORNBURY MORTGAGE INC.              0           --        3,900        31,931
VORNADO REALTY TRUST                 0           --            0            --
WASHINGTON TRUST                     0           --        3,400        65,238
WINSTON HOTELS INC.                  0           --        7,200        62,550
                                        -----------               ------------
                                        $        --               $    619,975
RETAIL
PERCENT OF NET ASSETS                         0.75%                      1.50%
ABERCROMBIE & FITCH CO.+             0  $        --            0  $         --
AMAZON.COM INC.+                   700       29,050        1,556        64,574
ANNTAYLOR STORES CORP.+            747       26,892            0            --
AUTONATION INC.+                     0           --            0            --
AUTOZONE INC.+                     126        2,835        1,441        32,423
BARNES & NOBLE INC.+                 0           --            0            --
BARNETT INC.+                        0           --        1,600        19,900
BED BATH & BEYOND INC.+            200        3,513        2,240        39,340
BEST BUY CO. INC.+                 130        8,028        1,200        74,100
BJ'S WHOLESALE CLUB INC.+            0           --            0            --
BOB EVANS FARMS INC.             5,268       89,556            0            --
BORDERS GROUP INC.+                  0           --            0            --
BOSTON CHICKEN INC.+               600            6          500             5
BRINKER INTERNATIONAL
INC.+                                0           --            0            --
CATO CORP. "A"                       0           --        1,600        19,800
CBRL GROUP INC.                  2,949       35,572            0            --
CDW COMPUTER CENTERS
INC.+                                0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
CB RICHARD ELLIS
SERVICES+                            0  $         --            0  $         --            0  $         --
ST. JOE COMPANY (THE)                0            --            0            --        1,502        44,027
                                        ------------               ------------               ------------
                                        $    102,620               $         --               $     44,027
REAL ESTATE INVESTMENT
TRUSTS
PERCENT OF NET ASSETS                          0.34%                      0.38%                      0.34%
ALEXANDRIA REAL ESTATE
EQUITY                               0  $         --            0  $         --            0  $         --
AMERESCO CAPITAL TRUST               0            --            0            --            0            --
AMERICAN INDUSTRIAL
PROPERTIES                           0            --            0            --            0            --
APARTMENT INVESTMENT &
MANAGEMENT CO. "A"               3,752       168,371          971        43,574            0            --
ARCHSTONE COMMUNITIES
TRUST                            6,553       161,368        2,568        63,237        6,041       148,760
ARDEN REALTY INC.                    0            --        2,139        54,545            0            --
AVALONBAY COMMUNITIES
INC.                             3,890       173,834        1,329        59,390            0            --
BOSTON PROPERTIES INC.               0            --          971        39,265        2,320        93,815
CAPITAL AUTOMOTIVE                 200         2,775            0            --            0            --
CAPSTEAD MORTGAGE CORP.              0            --            0            --            0            --
CARRAMERICA REALTY CORP.             0            --        1,639        47,633            0            --
CRESCENT REAL ESTATE
EQUITIES CO.                         0            --        2,568        56,817        6,141       135,870
CROWN AMERICAN REALTY
TRUST                                0            --            0            --            0            --
DUKE-WEEKS REALTY CORP.          6,428       152,665        1,975        46,906        4,186        99,417
EQUITY OFFICE PROPERTIES
TRUST                            8,798       254,042        5,918       170,882       13,787       398,100
EQUITY RESIDENTIAL
PROPERTIES TRUST                 2,491       119,568        2,032        97,536        4,693       225,264
FIRST WASHINGTON REALTY
TRUST                                0            --            0            --            0            --
HIGHWOODS PROPERTIES INC.            0            --        2,318        55,777            0            --
HOST MARRIOTT CORP.             14,539       155,386        6,558        70,089       10,596       113,245
KIMCO REALTY CORP.                   0            --        1,150        46,719        2,473       100,466
KOGER EQUITY INC.                    0            --            0            --            0            --
KONOVER PROPERTY TRUST
INC.                                 0            --            0            --            0            --
MACK-CALI REALTY CORP.               0            --        1,629        42,659            0            --
MID-AMERICA APARTMENT
COMMUNITIES INC.                     0            --            0            --            0            --
PARKWAY PROPERTIES INC.              0            --            0            --            0            --
PRISON REALTY TRUST INC.+            0            --            0            --            0            --
PUBLIC STORAGE INC.                  0            --        2,064        50,310        4,363       106,348
ROUSE CO.                            0            --        2,418        58,334        3,480        83,955
SENIOR HOUSING PROPERTIES
TRUST                                0            --            0            --            0            --
SIMON PROPERTY GROUP INC.        7,528       171,732        1,975        45,058        4,175        95,242
SPIEKER PROPERTIES INC.          2,715       148,307        1,239        67,680        2,938       160,488
THORNBURY MORTGAGE INC.              0            --            0            --            0            --
VORNADO REALTY TRUST             3,878       143,486        1,507        55,759        3,568       132,016
WASHINGTON TRUST                     0            --            0            --            0            --
WINSTON HOTELS INC.                  0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $  1,651,534               $  1,172,170               $  1,892,986
RETAIL
PERCENT OF NET ASSETS                          2.38%                      2.95%                      3.34%
ABERCROMBIE & FITCH CO.+             0  $         --        2,534  $     58,757            0  $         --
AMAZON.COM INC.+                 2,778       115,287        2,608       108,232        6,410       266,015
ANNTAYLOR STORES CORP.+              0            --            0            --            0            --
AUTONATION INC.+                 7,189        46,728        7,222        46,943       20,198       131,287
AUTOZONE INC.+                   2,871        64,597        2,593        58,343        3,883        87,367
BARNES & NOBLE INC.+                 0            --        1,861        32,219            0            --
BARNETT INC.+                        0            --            0            --            0            --
BED BATH & BEYOND INC.+          5,458        95,856        4,564        80,155        8,406       147,630
BEST BUY CO. INC.+               3,434       212,049        2,698       166,602        6,266       386,925
BJ'S WHOLESALE CLUB INC.+        1,472        49,864        1,456        49,322            0            --
BOB EVANS FARMS INC.                 0            --            0            --            0            --
BORDERS GROUP INC.+              3,165        42,134        2,996        39,884            0            --
BOSTON CHICKEN INC.+               700             7          700             7            0            --
BRINKER INTERNATIONAL
INC.+                            1,740        55,245        1,045        33,179            0            --
CATO CORP. "A"                       0            --            0            --            0            --
CBRL GROUP INC.                      0            --            0            --            0            --
CDW COMPUTER CENTERS
INC.+                              900        66,150          816        59,976          612        44,982

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
CHARMING SHOPPES INC.+               0  $        --        2,800  $     15,225
CIRCUIT CITY STORES INC.           244        6,329        1,508        39,114
CONSOLIDATED STORES
CORP.+                             458        6,240            0            --
CVS CORP.                          404       14,999            0            --
DARDEN RESTAURANTS INC.             90        1,592       15,784       279,180
DEB SHOPS INC.                       0           --        1,800        20,531
DILLARDS INC. "A"                  118        1,512            0            --
DISCOUNT AUTO PARTS INC.+            0           --        2,000        17,750
DOLLAR GENERAL CORP.               363        7,464        2,582        53,092
DOLLAR TREE STORES INC.+             0           --            0            --
EBAY INC.+                           0           --            0            --
FAMILY DOLLAR STORES INC.            0           --            0            --
FEDERATED DEPARTMENT
STORES INC.+                         0           --        1,953        53,952
FINLAY ENTERPRISES INC.+             0           --        1,200        15,150
FOOTSTAR INC.+                       0           --          500        14,875
FRED'S INC.                          0           --          800        19,200
GAP INC.                           558       12,520        4,728       106,085
GOLDEN STATE BANCORP
INC.+                              200          263          500           656
GUITAR CENTER INC.+                  0           --        1,100        16,500
HOME DEPOT INC.                  1,499       72,046       12,238       588,189
HOMEBASE INC.+                       0           --        6,200        14,338
INTIMATE BRANDS INC.                 0           --            0            --
KMART CORP.+                         0           --        3,732        26,124
KOHLS CORP.+                       214       11,984        1,910       106,960
LIMITED INC.                       197        3,940            0            --
LONGS DRUG STORES INC.           1,466       27,671            0            --
LOWE'S COMPANIES INC.              304       13,623            0            --
MAY DEPARTMENT STORES CO.            0           --            0            --
MCDONALD'S CORP.                   438       13,085            0            --
NEIMAN-MARCUS GROUP INC.
"A"+                               600       20,138          700        23,494
NORDSTROM INC.                     214        3,692        1,590        27,428
OFFICE DEPOT INC.+                 477        3,488        3,095        22,632
OUTBACK STEAKHOUSE INC.+             0           --            0            --
PAYLESS SHOESOURCE INC.+             0           --            0            --
PC CONNECTION INC.+                300       19,425            0            --
PENNEY (J.C.) COMPANY
INC.                                 0           --        2,863        40,082
PIER 1 IMPORTS INC.                  0           --            0            --
RADIOSHACK CORP.                   132        7,788        1,160        68,440
RITE AID CORP.                     838        3,352            0            --
ROSS STORES INC.                     0           --            0            --
RUBY TUESDAY INC.                5,468       68,350            0            --
SAKS INC.+                           0           --            0            --
SEARS, ROEBUCK AND CO.               0           --            0            --
7-ELEVEN INC.+                     560        7,490            0            --
STAPLES INC.+                      511        7,857        3,497        53,766
STARBUCKS CORP.+                     0           --        1,836        67,244
TARGET CORPORATION                 926       21,530        5,956       138,477
TIFFANY & CO.                        0           --        1,560        64,935
TJX COMPANIES INC.                 176        3,315        2,376        44,699
TOYS R US INC.+                      0           --        1,861        33,847
TRICON GLOBAL RESTAURANTS
INC.+                                0           --        1,550        45,144
WALGREEN CO.                       650       21,369        5,898       193,897
WAL-MART STORES INC.             2,906      137,853       23,326     1,106,527
WENDY'S INTERNATIONAL
INC.                               131        2,473        9,815       185,258
                                        -----------               ------------
                                        $   716,840               $  3,752,933
SEMICONDUCTORS
PERCENT OF NET ASSETS                         1.39%                      1.97%
ADVANCED MICRO DEVICES
INC.+                              460  $    17,308        1,752  $     65,919
ALTERA CORP.+                      680       44,073        2,448       158,661
ANALOG DEVICES INC.+               582       58,491        2,056       206,628
APPLIED MATERIALS INC.+            700       60,419        3,760       324,535

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
CHARMING SHOPPES INC.+               0  $         --            0  $         --            0  $         --
CIRCUIT CITY STORES INC.         2,916        75,634        2,826        73,299        5,740       148,881
CONSOLIDATED STORES
CORP.+                               0            --        3,135        42,714        3,132        42,674
CVS CORP.                        6,573       244,023        5,108       189,635       10,960       406,890
DARDEN RESTAURANTS INC.          4,729        83,644        3,211        56,795        3,613        63,905
DEB SHOPS INC.                       0            --            0            --            0            --
DILLARDS INC. "A"                    0            --            0            --        2,925        37,477
DISCOUNT AUTO PARTS INC.+            0            --            0            --            0            --
DOLLAR GENERAL CORP.             5,631       115,787        5,051       103,861        9,293       191,087
DOLLAR TREE STORES INC.+         1,530        62,061        1,405        56,990        2,764       112,115
EBAY INC.+                       1,000        62,000          800        49,600        1,700       105,400
FAMILY DOLLAR STORES INC.        3,533        63,306        3,007        54,126        6,833       122,994
FEDERATED DEPARTMENT
STORES INC.+                     4,336       119,782        2,842        78,510        5,861       161,910
FINLAY ENTERPRISES INC.+             0            --            0            --            0            --
FOOTSTAR INC.+                       0            --            0            --            0            --
FRED'S INC.                          0            --            0            --            0            --
GAP INC.                        14,806       332,210       11,436       256,595       25,430       570,586
GOLDEN STATE BANCORP
INC.+                              800         1,050          900         1,181        1,900         2,494
GUITAR CENTER INC.+                  0            --            0            --            0            --
HOME DEPOT INC.                 37,675     1,810,755       29,755     1,430,100       68,091     3,272,624
HOMEBASE INC.+                       0            --            0            --            0            --
INTIMATE BRANDS INC.             2,300        37,087        2,400        38,700          300         4,837
KMART CORP.+                    11,082        77,574        8,337        58,359       13,711        95,977
KOHLS CORP.+                     6,266       350,896        4,212       235,872        9,862       552,272
LIMITED INC.                     8,464       169,280        6,234       124,680       11,962       239,240
LONGS DRUG STORES INC.               0            --            0            --            0            --
LOWE'S COMPANIES INC.            6,403       286,934        5,039       225,810       10,733       480,973
MAY DEPARTMENT STORES CO.        6,677       153,154        4,541       104,159        9,335       214,122
MCDONALD'S CORP.                22,712       678,521       17,334       517,853       34,018     1,016,288
NEIMAN-MARCUS GROUP INC.
"A"+                                 0            --            0            --            0            --
NORDSTROM INC.                   4,951        85,405        3,431        59,185        3,812        65,757
OFFICE DEPOT INC.+               6,628        48,467        6,279        45,915        9,265        67,750
OUTBACK STEAKHOUSE INC.+         1,615        37,044        1,439        33,007        2,982        68,400
PAYLESS SHOESOURCE INC.+         1,302        69,494          796        42,487            0            --
PC CONNECTION INC.+                  0            --            0            --            0            --
PENNEY (J.C.) COMPANY
INC.                             6,746        94,444        4,457        62,398        7,295       102,130
PIER 1 IMPORTS INC.              3,430        40,303        2,689        31,596            0            --
RADIOSHACK CORP.                 3,354       197,886        2,584       152,456        5,836       344,324
RITE AID CORP.                   8,307        33,228        9,204        36,816        7,281        29,124
ROSS STORES INC.                 2,730        41,291        2,400        36,300            0            --
RUBY TUESDAY INC.                    0            --            0            --            0            --
SAKS INC.+                       6,932        69,320        4,777        47,770        5,277        52,770
SEARS, ROEBUCK AND CO.           6,312       196,856        4,946       154,253        9,205       287,081
7-ELEVEN INC.+                       0            --            0            --            0            --
STAPLES INC.+                    7,996       122,939        6,950       106,856       13,187       202,750
STARBUCKS CORP.+                 3,256       119,251        2,936       107,531        6,708       245,681
TARGET CORPORATION              14,662       340,892       11,422       265,562       24,230       563,348
TIFFANY & CO.                    2,984       124,209        3,172       132,035        5,860       243,923
TJX COMPANIES INC.               6,463       121,585        5,014        94,326        8,747       164,553
TOYS R US INC.+                  4,670        84,936        4,057        73,787        6,783       123,366
TRICON GLOBAL RESTAURANTS
INC.+                            3,375        98,297        2,542        74,036        4,572       133,160
WALGREEN CO.                    16,964       557,692       13,002       427,441       30,620     1,006,633
WAL-MART STORES INC.            73,470     3,485,233       56,890     2,698,719      129,118     6,125,035
WENDY'S INTERNATIONAL
INC.                             3,674        69,347        2,523        47,622        3,406        64,288
                                        ------------               ------------               ------------
                                        $ 11,509,734               $  9,162,556               $ 18,797,025
SEMICONDUCTORS
PERCENT OF NET ASSETS                          3.75%                      4.72%                      5.96%
ADVANCED MICRO DEVICES
INC.+                            4,984  $    187,523        3,734  $    140,492        8,218  $    309,202
ALTERA CORP.+                    8,140       527,574        6,716       435,281       14,500       939,781
ANALOG DEVICES INC.+             5,912       594,156        4,564       458,682        9,760       980,880
APPLIED MATERIALS INC.+         13,008     1,122,753        9,855       850,610       24,111     2,081,081

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
APPLIED MICRO CIRCUITS
CORP.+                             300  $    60,881          800  $    162,350
ATMEL CORP.+                         0           --            0            --
BROADCOM CORP.+                    300       75,000        1,200       300,000
C-CUBE MICROSYSTEMS INC.+            0           --            0            --
CIRRUS LOGIC INC.+               2,434       73,629            0            --
CONEXANT SYSTEMS INC.+               0           --        1,449        53,885
CREE INC.+                           0           --            0            --
CYPRESS SEMICONDUCTOR
CORP.+                               0           --            0            --
ELANTEC SEMICONDUCTOR
INC.+                              500       44,250            0            --
EMCORE CORP.+                      100       11,150            0            --
INTEGRATED DEVICE
TECHNOLOGY INC.+                     0           --            0            --
INTEGRATED SILICON
SOLUTION INC.+                     700       20,563            0            --
INTEL CORP.                      4,164      311,780       23,984     1,795,802
INTERNATIONAL RECTIFIER
CORP.+                               0           --            0            --
INTERSIL HOLDING CORP.+              0           --            0            --
KLA-TENCOR CORP.+                  388       25,463        1,042        68,381
LAM RESEARCH CORP.+                  0           --            0            --
LATTICE SEMICONDUCTOR
CORP.+                               0           --            0            --
LINEAR TECHNOLOGY CORP.            204       14,675        1,542       110,928
LSI LOGIC CORP.+                   536       19,263        1,758        63,178
MAXIM INTEGRATED PRODUCTS
INC.+                              700       61,381        1,740       152,576
MICRON TECHNOLOGY INC.+            590       48,233        2,984       243,942
MIPS TECHNOLOGIES INC.
"B"+                                 0           --            0            --
NATIONAL SEMICONDUCTOR
CORP.+                             586       26,077        1,022        45,479
NOVELLUS SYSTEMS INC.+               0           --          720        44,325
PERICOM SEMICONDUCTOR
CORP.+                             400       29,600            0            --
PMC - SIERRA INC.+                 400       94,400        1,000       236,000
QLOGIC CORP.+                      211       23,949            0            --
RAMBUS INC.+                       200       16,338          300        24,506
SILICON LABORATORIES
INC.+                                0           --            0            --
TERADYNE INC.+                     342       22,166        1,016        65,850
TEXAS INSTRUMENTS INC.           1,060       70,954        7,868       526,664
TRANSWITCH CORP.+                    0           --            0            --
TRIQUINT SEMICONDUCTOR
INC.+                                0           --            0            --
VARIAN SEMICONDUCTOR
EQUIPMENT ASSOCIATES
INC.+                              300       17,138            0            --
VITESSE SEMICONDUCTOR
CORP.+                             500       44,406        1,384       122,917
XILINX INC.+                       408       36,261        1,598       142,022
                                        -----------               ------------
                                        $ 1,327,848               $  4,914,548
SOFTWARE
PERCENT OF NET ASSETS                         1.36%                      2.44%
ADOBE SYSTEMS INC.                 374  $    48,620          586  $     76,180
AKAMAI TECHNOLOGIES INC.+            0           --          300        22,669
AMERICA ONLINE INC.+             1,890      110,801       12,930       758,021
ARIBA INC.+                        300       47,213          900       141,638
AT HOME CORP. "A"+                   0           --            0            --
AUTODESK INC.                        0           --            0            --
AUTOMATIC DATA PROCESSING          408       24,327        3,726       222,163
BEA SYSTEMS INC.+                  400       27,225            0            --
BMC SOFTWARE INC.+                 469       12,663        1,515        40,905
BROADVISION INC.+                  600       20,700        1,600        55,200
CADENCE DESIGN SYSTEMS
INC.+                                0           --            0            --
CHECKFREE CORP.+                     0           --            0            --
CHOICEPOINT INC.+                1,282       60,094            0            --
CITRIX SYSTEMS INC.+                 0           --        1,084        23,848
CMGI INC.+                           0           --            0            --
COMPUTER ASSOCIATES
INTERNATIONAL INC.                 566       17,971        3,122        99,124
COMPUWARE CORP.+                   750        7,922        3,320        35,068
CYBER-CARE INC.+                     0           --            0            --
DOUBLECLICK INC.+                    0           --            0            --
EARTHLINK INC.+                      0           --            0            --
EDWARDS (J.D.) & CO.+                0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
APPLIED MICRO CIRCUITS
CORP.+                           1,700  $    344,994        1,600  $    324,700        3,600  $    730,575
ATMEL CORP.+                     6,200       124,000        7,600       152,000       20,044       400,880
BROADCOM CORP.+                  3,300       825,000        2,600       650,000        4,600     1,150,000
C-CUBE MICROSYSTEMS INC.+            0            --          357         8,300          718        16,694
CIRRUS LOGIC INC.+                   0            --        1,352        40,898            0            --
CONEXANT SYSTEMS INC.+           3,864       143,693        2,998       111,488        6,590       245,066
CREE INC.+                         800       110,200          500        68,875        1,300       179,075
CYPRESS SEMICONDUCTOR
CORP.+                           1,296        64,071        1,371        67,779        3,300       163,144
ELANTEC SEMICONDUCTOR
INC.+                                0            --            0            --            0            --
EMCORE CORP.+                        0            --            0            --            0            --
INTEGRATED DEVICE
TECHNOLOGY INC.+                 1,590       139,523          814        71,429        2,255       197,876
INTEGRATED SILICON
SOLUTION INC.+                       0            --            0            --            0            --
INTEL CORP.                     98,784     7,396,452       86,720     6,493,160      199,748    14,956,132
INTERNATIONAL RECTIFIER
CORP.+                           1,477        92,959          625        39,336        1,072        67,469
INTERSIL HOLDING CORP.+              0            --          400        21,600          800        43,200
KLA-TENCOR CORP.+                3,258       213,806        2,470       162,094        5,146       337,706
LAM RESEARCH CORP.+              2,114        63,684        1,338        40,307        3,780       113,873
LATTICE SEMICONDUCTOR
CORP.+                           1,328       103,418        1,250        97,344        2,674       208,238
LINEAR TECHNOLOGY CORP.          5,238       376,809        3,992       287,175        9,526       685,277
LSI LOGIC CORP.+                 4,944       177,675        3,872       139,150        8,360       300,438
MAXIM INTEGRATED PRODUCTS
INC.+                            4,682       410,553        4,008       351,452       10,518       922,297
MICRON TECHNOLOGY INC.+          9,102       744,089        7,020       573,885       15,144     1,238,022
MIPS TECHNOLOGIES INC.
"B"+                                 0            --          498        25,771            0            --
NATIONAL SEMICONDUCTOR
CORP.+                           2,834       126,113        2,179        96,966        4,786       212,977
NOVELLUS SYSTEMS INC.+           2,331       143,502        1,812       111,551        5,034       309,906
PERICOM SEMICONDUCTOR
CORP.+                               0            --            0            --            0            --
PMC - SIERRA INC.+               2,100       495,600        1,700       401,200        4,000       944,000
QLOGIC CORP.+                    3,773       428,236        1,200       136,200        3,549       402,812
RAMBUS INC.+                     1,452       118,610        1,116        91,163        2,168       177,099
SILICON LABORATORIES
INC.+                                0            --          200        12,075          500        30,188
TERADYNE INC.+                   2,962       191,975        2,258       146,347        4,798       310,970
TEXAS INSTRUMENTS INC.          27,024     1,808,919       20,880     1,397,655       48,048     3,216,213
TRANSWITCH CORP.+                2,200       132,413            0            --        1,400        84,263
TRIQUINT SEMICONDUCTOR
INC.+                            2,000       110,625            0            --        2,800       154,875
VARIAN SEMICONDUCTOR
EQUIPMENT ASSOCIATES
INC.+                            1,820       103,968          995        56,839        1,659        94,770
VITESSE SEMICONDUCTOR
CORP.+                           2,556       227,005        2,336       207,466        5,260       467,154
XILINX INC.+                     5,448       484,191        4,072       361,899        9,798       870,797
                                        ------------               ------------               ------------
                                        $ 18,134,089               $ 14,631,169               $ 33,542,930
SOFTWARE
PERCENT OF NET ASSETS                          4.23%                      5.27%                      6.69%
ADOBE SYSTEMS INC.               2,376  $    308,880        1,804  $    234,520        3,648  $    474,240
AKAMAI TECHNOLOGIES INC.+          700        52,894          700        52,894        1,700       128,456
AMERICA ONLINE INC.+            37,246     2,183,547       29,616     1,736,238       68,074     3,990,838
ARIBA INC.+                      1,900       299,013        1,600       251,800        4,000       629,500
AT HOME CORP. "A"+               3,252        47,357        3,172        46,192        7,496       109,161
AUTODESK INC.                    3,521        99,028        1,149        32,316        1,737        48,853
AUTOMATIC DATA PROCESSING       10,398       619,981        8,073       481,353       19,126     1,140,388
BEA SYSTEMS INC.+                2,652       180,502        2,316       157,633        4,812       327,517
BMC SOFTWARE INC.+               4,959       133,893        3,629        97,983        7,360       198,720
BROADVISION INC.+                3,200       110,400        2,900       100,050        6,800       234,600
CADENCE DESIGN SYSTEMS
INC.+                            4,825       102,531        3,452        73,355       10,984       233,410
CHECKFREE CORP.+                     0            --            0            --        1,700        88,081
CHOICEPOINT INC.+                2,138       100,219          876        41,063          854        40,031
CITRIX SYSTEMS INC.+             3,800        83,600        2,868        63,096        5,714       125,708
CMGI INC.+                       2,400       107,400        2,600       116,350        7,700       344,575
COMPUTER ASSOCIATES
INTERNATIONAL INC.              10,846       344,361        7,989       253,651       18,437       585,375
COMPUWARE CORP.+                 7,390        78,057        6,166        65,128       10,822       114,307
CYBER-CARE INC.+                 2,200        13,063            0            --            0            --
DOUBLECLICK INC.+                1,100        44,756        1,200        48,825        3,000       122,063
EARTHLINK INC.+                      0            --            0            --            1             6
EDWARDS (J.D.) & CO.+                0            --            0            --        1,513        37,541

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
ELECTRONIC ARTS INC.+                0  $        --            0  $         --
EXODUS COMMUNICATIONS
INC.+                              700       47,906        2,100       143,719
FIRST DATA CORP.                   443       21,126        2,775       132,333
FISERV INC.+                         0           --            0            --
GEOWORKS CORP.+                      0           --            0            --
GLOBIX CORP.+                      500       13,406        2,000        53,625
I2 TECHNOLOGIES INC.+              300       50,756          652       110,310
IMS HEALTH INC.                    190        3,586        2,124        40,091
INFORMIX CORP.+                      0           --            0            --
INFOSPACE.COM INC.+                500       19,500        1,700        66,300
INKTOMI CORP.+                     200       26,075          300        39,113
INTERNET CAPITAL GROUP
LLC+                                 0           --          900        31,388
INTERNET PICTURES CORP.+             0           --            0            --
INTUIT INC.+                         0           --            0            --
KEANE INC.+                          0           --            0            --
LEGATO SYSTEMS INC.+                 0           --            0            --
LYCOS INC.+                          0           --            0            --
MACROMEDIA INC.+                   400       27,644            0            --
MANUGISTICS GROUP INC.+            400       35,100            0            --
MERCURY INTERACTIVE
CORP.+                               0           --            0            --
MICROSOFT CORP.+                 3,606      251,744       26,754     1,867,764
NATIONAL DATA CORP.                  0           --            0            --
NETSOL INTERNATIONAL
INC.+                              400       10,400            0            --
NETWORK ASSOCIATES INC.+             0           --            0            --
NIKU CORP.+                          0           --            0            --
NOVELL INC.+                     1,025       12,556        2,246        27,514
ORACLE CORP.+                    2,342      212,976       14,414     1,310,773
PARAMETRIC TECHNOLOGY
CORP.+                               0           --            0            --
PEOPLESOFT INC.+                     0           --            0            --
PEREGRINE SYSTEMS INC.+              0           --            0            --
PHONE.COM INC.+                      0           --            0            --
PRIME RESPONSE INC.+                 0           --            0            --
PSINET INC.+                         0           --            0            --
RATIONAL SOFTWARE CORP.+           300       38,606          792       101,921
REALNETWORKS INC.+                   0           --          800        38,950
REYNOLDS & REYNOLDS CO.
"A"                                  0           --            0            --
SIEBEL SYSTEMS INC.+               400       78,800        1,112       219,064
SOURCINGLINK.NET INC.+               0           --            0            --
SYBASE INC.+                         0           --            0            --
SYMANTEC CORP.+                      0           --            0            --
TIBCO SOFTWARE INC.+                 0           --            0            --
TOTAL SYSTEM SERVICES
INC.                                 0           --            0            --
USINTERNETWORKING INC.+              0           --            0            --
USURF AMERICA INC.+                  0           --            0            --
VICINITY CORP.+                      0           --            0            --
VIGNETTE CORP.+                    300       11,438          500        19,063
YAHOO! INC.+                       540       65,610        3,318       403,137
                                        -----------               ------------
                                        $ 1,304,765               $  6,079,881
TELECOMMUNICATION
EQUIPMENT
PERCENT OF NET ASSETS                         0.60%                      1.05%
ADC TELECOMMUNICATIONS
INC.+                              808  $    33,078        3,344  $    136,891
ADTRAN INC.+                         0           --            0            --
ADVANCED FIBRE
COMMUNICATIONS INC.+                 0           --            0            --
AMERICAN TOWER CORP.+                0           --            0            --
ANDREW CORP.+                      690       20,441            0            --
CIENA CORP.+                       300       66,506          628       139,220
COMMSCOPE INC.+                      0           --            0            --
COMVERSE TECHNOLOGY INC.+          200       18,388          760        69,873
HARMONIC INC.+                       0           --            0            --
HARRIS CORP.                         0           --            0            --
JDS UNIPHASE CORP.+              1,200      149,550        4,420       550,843

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
ELECTRONIC ARTS INC.+            1,302  $    140,535        1,329  $    143,449        3,015  $    325,432
EXODUS COMMUNICATIONS
INC.+                            4,100       280,594        3,400       232,688        8,500       581,719
FIRST DATA CORP.                 7,073       337,294        5,479       261,280       11,714       558,611
FISERV INC.+                     2,183       118,278        1,983       107,454        6,284       340,514
GEOWORKS CORP.+                      0            --            0            --        3,900        44,606
GLOBIX CORP.+                    1,500        40,219            0            --        2,600        69,713
I2 TECHNOLOGIES INC.+            1,516       256,488        1,396       236,186        3,211       543,261
IMS HEALTH INC.                  5,945       112,212        3,930        74,179        9,265       174,877
INFORMIX CORP.+                      0            --        4,709        28,843        4,775        29,247
INFOSPACE.COM INC.+              2,900       113,100        2,700       105,300        6,400       249,600
INKTOMI CORP.+                   1,300       169,488        1,100       143,413        2,600       338,975
INTERNET CAPITAL GROUP
LLC+                             2,000        69,750        1,900        66,263        4,600       160,425
INTERNET PICTURES CORP.+         2,000        15,625            0            --            0            --
INTUIT INC.+                     2,467       147,712        2,012       120,469        7,583       454,032
KEANE INC.+                      2,327        40,286        1,696        29,362        3,733        64,628
LEGATO SYSTEMS INC.+                 0            --        2,008        24,347            0            --
LYCOS INC.+                      1,100        78,100        1,200        85,200        3,200       227,200
MACROMEDIA INC.+                   914        63,166          846        58,467        1,995       137,873
MANUGISTICS GROUP INC.+              0            --            0            --        1,200       105,300
MERCURY INTERACTIVE
CORP.+                           2,100       256,594        1,500       183,281        3,000       366,563
MICROSOFT CORP.+                86,310     6,025,517       67,486     4,711,366      153,722    10,731,717
NATIONAL DATA CORP.                  0            --          893        26,232            0            --
NETSOL INTERNATIONAL
INC.+                                0            --            0            --            0            --
NETWORK ASSOCIATES INC.+         4,167       107,821        2,432        62,928        7,079       183,169
NIKU CORP.+                        800        21,650        1,100        29,769        2,200        59,538
NOVELL INC.+                     7,070        86,608        5,142        62,990        9,108       111,573
ORACLE CORP.+                   46,026     4,185,489       36,998     3,364,506       83,930     7,632,384
PARAMETRIC TECHNOLOGY
CORP.+                           6,033        80,691        5,139        68,734        8,173       109,314
PEOPLESOFT INC.+                 6,620       213,495        4,845       156,251        8,030       258,968
PEREGRINE SYSTEMS INC.+              0            --            0            --        3,100        99,006
PHONE.COM INC.+                      0            --          800        73,950        1,800       166,388
PRIME RESPONSE INC.+                 0            --        1,100         6,600          100           600
PSINET INC.+                     3,500        61,469        2,300        40,394        5,200        91,325
RATIONAL SOFTWARE CORP.+         1,778       228,806        1,529       196,763        3,226       415,146
REALNETWORKS INC.+               1,400        68,163        1,400        68,163        3,300       160,669
REYNOLDS & REYNOLDS CO.
"A"                              3,488        63,220        1,875        33,984        3,468        62,858
SIEBEL SYSTEMS INC.+             3,768       742,296        2,832       557,904        6,352     1,251,344
SOURCINGLINK.NET INC.+           5,000        27,813            0            --            0            --
SYBASE INC.+                     3,227        88,541        1,871        51,336        2,408        66,070
SYMANTEC CORP.+                  1,522        74,293        1,594        77,807        3,603       175,871
TIBCO SOFTWARE INC.+                 0            --            0            --        1,400       142,713
TOTAL SYSTEM SERVICES
INC.                                 0            --          993        16,385        2,243        37,010
USINTERNETWORKING INC.+          1,100        11,344            0            --        2,625        27,070
USURF AMERICA INC.+                200           263            0            --            0            --
VICINITY CORP.+                      0            --        1,100        12,238            0            --
VIGNETTE CORP.+                  2,400        91,500        2,300        87,688        5,000       190,625
YAHOO! INC.+                     8,958     1,088,397        7,144       867,996       16,332     1,984,338
                                        ------------               ------------               ------------
                                        $ 20,416,299               $ 16,326,612               $ 37,703,642
TELECOMMUNICATION
EQUIPMENT
PERCENT OF NET ASSETS                          1.78%                      2.13%                      2.71%
ADC TELECOMMUNICATIONS
INC.+                           12,148  $    497,309        9,170  $    375,397       18,460  $    755,706
ADTRAN INC.+                         0            --          368        19,711          718        38,458
ADVANCED FIBRE
COMMUNICATIONS INC.+             1,227        64,858        1,261        66,656        2,673       141,293
AMERICAN TOWER CORP.+            2,028        73,642        1,775        64,455          900        32,681
ANDREW CORP.+                    2,294        67,960        1,090        32,291        2,313        68,523
CIENA CORP.+                     1,940       430,074        1,671       370,440        3,861       855,935
COMMSCOPE INC.+                    794        19,800          646        16,110        1,671        41,671
COMVERSE TECHNOLOGY INC.+        2,926       269,009        2,132       196,011        4,708       432,842
HARMONIC INC.+                       0            --            0            --          989        33,132
HARRIS CORP.                     1,720        51,708        1,063        31,956        2,112        63,492
JDS UNIPHASE CORP.+             13,520     1,684,930        9,900     1,233,788       25,824     3,218,316

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
LUCENT TECHNOLOGIES INC.         2,083  $    87,095       16,430  $    686,979
MOTOROLA INC.                    1,828       65,922       11,801       425,574
PALM INC.+                       1,008       44,352        3,596       158,224
QUALCOMM INC.+                     780       46,703        3,866       231,477
RF MICRO DEVICES INC.+               0           --            0            --
SCIENTIFIC-ATLANTA INC.            350       27,278          938        73,105
SYCAMORE NETWORKS INC.+              0           --          300        41,100
TELLABS INC.+                      264       14,834        2,102       118,106
                                        -----------               ------------
                                        $   574,147               $  2,631,392
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                         0.67%                      1.08%
ADAPTEC INC.+                        0  $        --            0  $         --
ALLEGIANCE TELECOM INC.+             0           --            0            --
ANIXTER INTERNATIONAL
INC.+                                0           --            0            --
ARCH COMMUNICATIONS GROUP
INC.+                                0           --            0            --
ASPECT COMMUNICATIONS
CORP.+                               0           --            0            --
BROADWING INC.+                      0           --            0            --
CABLETRON SYSTEMS+                 777       29,089            0            --
CHOICE ONE COMMUNICATIONS
INC.+                                0           --            0            --
COPPER MOUNTAIN NETWORKS
INC.+                                0           --            0            --
CORNING INC.                       275       90,183        1,368       448,619
COX COMMUNICATIONS INC.
"A"+                                 0           --            0            --
DIGITAL LIGHTWARE INC.+              0           --            0            --
ECHOSTAR COMMUNICATIONS
CORP.+                               0           --            0            --
EMULEX CORP.+                        0           --            0            --
GLOBAL CROSSING LTD.+            1,102       33,129        5,386       161,917
GLOBAL TELESYSTEMS GROUP
INC.                             1,900       16,388            0            --
HUGHES ELECTRONICS CORP.+            0           --            0            --
ICG COMMUNICATIONS INC.+             0           --            0            --
INTERDIGITAL
COMMUNICATIONS CORP.+              600       10,725            0            --
LEAP WIRELESS
INTERNATIONAL INC.+                  0           --            0            --
LEVEL 3 COMMUNICATIONS
INC.+                                0           --            0            --
LIGHTPATH TECHNOLOGIES
INC. "B"+                            0           --        1,700        89,675
MCLEODUSA INC. "A"+                  0           --            0            --
METROMEDIA FIBER NETWORK
INC.+                                0           --            0            --
MPOWER COMMUNICATIONS
CORP.+                               0           --            0            --
MRV COMMUNICATIONS INC.+             0           --        1,000        77,063
NATURAL MICROSYSTEMS
CORP.+                             400       29,825            0            --
NEWPORT CORP.                      200       31,800            0            --
NEXTEL COMMUNICATIONS
INC. "A"+                        1,076       59,651        3,910       216,761
NTL INC.+                            0           --            0            --
OSICOM TECHNOLOGIES INC.+          100        5,900          600        35,400
POWERWAVE TECHNOLOGIES
INC.+                                0           --            0            --
QWEST COMMUNICATIONS
INTERNATIONAL INC.+                568       29,323        8,537       440,723
SDL INC.+                          100       39,731          500       198,656
SPRINT CORP. (PCS GROUP)+        1,464       73,475        5,282       265,090
TERAYON COMMUNICATIONS
SYSTEMS INC.+                        0           --            0            --
TOLLGRADE COMMUNICATIONS
INC.+                              200       22,238            0            --
VERIZON COMMUNICATIONS           2,665      116,261       16,072       701,141
VERTICALNET INC.+                    0           --            0            --
VOICESTREAM WIRELESS
CORP.+                             452       50,878          489        55,043
WESTERN WIRELESS CORP.
"A"+                                 0           --            0            --
                                        -----------               ------------
                                        $   638,596               $  2,690,088
TELEPHONE
PERCENT OF NET ASSETS                         0.41%                      1.16%
ALLTEL CORP.                       349  $    17,646        1,832  $     92,631
AT&T CORP.                       2,629       82,813       21,876       689,094
BELLSOUTH CORP.                  1,860       69,401       11,159       416,370
CENTURYTEL INC.                    100        2,881        2,230        64,252
INTERMEDIA COMMUNICATIONS
INC.+                                0           --            0            --
NEXTLINK COMMUNICATIONS
INC.+                                0           --            0            --

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
LUCENT TECHNOLOGIES INC.        50,046  $  2,092,548       41,727  $  1,744,710       96,907  $  4,051,924
MOTOROLA INC.                   35,497     1,280,111       27,570       994,243       56,578     2,040,344
PALM INC.+                       9,146       402,424        7,086       311,784       14,166       623,304
QUALCOMM INC.+                  12,426       744,007        9,944       595,397       22,520     1,348,385
RF MICRO DEVICES INC.+           2,400       107,100        1,800        80,325        4,800       214,200
SCIENTIFIC-ATLANTA INC.          2,888       225,084        2,100       163,669        4,388       341,990
SYCAMORE NETWORKS INC.+          1,500       205,500            0            --        2,100       287,700
TELLABS INC.+                    6,884       386,795        5,252       295,097       12,216       686,387
                                        ------------               ------------               ------------
                                        $  8,602,859               $  6,592,040               $ 15,276,283
TELECOMMUNICATIONS
PERCENT OF NET ASSETS                          1.99%                      2.29%                      2.91%
ADAPTEC INC.+                    2,450  $     60,025        1,556  $     38,122        2,974  $     72,863
ALLEGIANCE TELECOM INC.+         1,850        92,153            0            --        2,300       114,569
ANIXTER INTERNATIONAL
INC.+                                0            --          625        21,875            0            --
ARCH COMMUNICATIONS GROUP
INC.+                            7,000        36,313            0            --            0            --
ASPECT COMMUNICATIONS
CORP.+                               0            --            0            --        1,260        28,429
BROADWING INC.+                  2,941        82,164            0            --        4,192       117,114
CABLETRON SYSTEMS+               4,029       150,836        2,942       110,141        5,071       189,846
CHOICE ONE COMMUNICATIONS
INC.+                                0            --          800        12,800            0            --
COPPER MOUNTAIN NETWORKS
INC.+                              800        47,950          600        35,963        1,500        89,906
CORNING INC.                     4,668     1,530,812        3,593     1,178,279        8,366     2,743,525
COX COMMUNICATIONS INC.
"A"+                             2,375        84,461        2,405        85,528        7,308       259,891
DIGITAL LIGHTWARE INC.+            500        43,875            0            --        1,000        87,750
ECHOSTAR COMMUNICATIONS
CORP.+                           2,800       136,500            0            --        4,300       209,625
EMULEX CORP.+                    1,200       125,625            0            --        1,400       146,563
GLOBAL CROSSING LTD.+           14,586       438,492       13,123       394,510       22,854       687,042
GLOBAL TELESYSTEMS GROUP
INC.                                 0            --        4,586        39,554        4,532        39,089
HUGHES ELECTRONICS CORP.+        6,084       201,533        5,625       186,328       17,328       573,990
ICG COMMUNICATIONS INC.+             0            --        1,882        11,233        2,231        13,316
INTERDIGITAL
COMMUNICATIONS CORP.+            1,400        25,025            0            --        1,700        30,388
LEAP WIRELESS
INTERNATIONAL INC.+              1,094        86,836          879        69,771        2,473       196,294
LEVEL 3 COMMUNICATIONS
INC.+                            3,400       296,597        2,600       226,809        7,700       671,705
LIGHTPATH TECHNOLOGIES
INC. "B"+                            0            --            0            --            0            --
MCLEODUSA INC. "A"+              5,562        87,949        5,424        85,767       12,096       191,268
METROMEDIA FIBER NETWORK
INC.+                            3,000       119,813        3,100       123,806        6,800       271,575
MPOWER COMMUNICATIONS
CORP.+                               0            --            0            --          600        11,063
MRV COMMUNICATIONS INC.+         1,100        84,769            0            --        2,400       184,950
NATURAL MICROSYSTEMS
CORP.+                               0            --            0            --            0            --
NEWPORT CORP.                        0            --            0            --            0            --
NEXTEL COMMUNICATIONS
INC. "A"+                       13,366       740,978       10,302       571,117       22,100     1,225,169
NTL INC.+                        2,005        87,855        1,920        84,120        2,888       126,509
OSICOM TECHNOLOGIES INC.+          400        23,600            0            --        1,200        70,800
POWERWAVE TECHNOLOGIES
INC.+                            1,300        62,563            0            --        1,600        77,000
QWEST COMMUNICATIONS
INTERNATIONAL INC.+             27,073     1,397,644       21,483     1,109,060       41,734     2,154,518
SDL INC.+                        1,100       437,044          900       357,581        2,100       834,356
SPRINT CORP. (PCS GROUP)+       15,980       801,996       12,098       607,168       26,130     1,311,399
TERAYON COMMUNICATIONS
SYSTEMS INC.+                      800        44,400            0            --        1,700        94,350
TOLLGRADE COMMUNICATIONS
INC.+                                0            --            0            --            0            --
VERIZON COMMUNICATIONS          45,956     2,004,831       34,792     1,517,801       71,016     3,098,073
VERTICALNET INC.+                  600        31,950          800        42,600        1,800        95,850
VOICESTREAM WIRELESS
CORP.+                           2,167       243,923        1,672       188,205        3,245       365,265
WESTERN WIRELESS CORP.
"A"+                                 0            --            0            --          365        18,661
                                        ------------               ------------               ------------
                                        $  9,608,512               $  7,098,138               $ 16,402,711
TELEPHONE
PERCENT OF NET ASSETS                          1.69%                      2.03%                      2.33%
ALLTEL CORP.                     5,349  $    270,459        4,135  $    209,076        8,824  $    446,164
AT&T CORP.                      59,019     1,859,098       47,299     1,489,918       97,903     3,083,944
BELLSOUTH CORP.                 31,601     1,179,112       24,435       911,731       52,628     1,963,682
CENTURYTEL INC.                  3,153        90,846        2,700        77,794        3,890       112,081
INTERMEDIA COMMUNICATIONS
INC.+                                0            --        3,500        72,625            0            --
NEXTLINK COMMUNICATIONS
INC.+                            4,000       140,250            0            --        3,400       119,213

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
SBC COMMUNICATIONS INC.          2,229  $    93,061       19,841  $    828,362
SPRINT CORP. (FON GROUP)           860       28,810        5,426       181,771
TELEPHONE & DATA SYSTEMS
INC.                                 0           --            0            --
WORLDCOM INC.+                   2,771      101,142       16,770       612,105
                                        -----------               ------------
                                        $   395,754               $  2,884,585
TEXTILES
PERCENT OF NET ASSETS                         0.02%                      0.02%
CINTAS CORP.                         0  $        --            0  $         --
G & K SERVICES INC. "A"              0           --          800        23,200
SHAW INDUSTRIES INC.                 0           --            0            --
UNIFIRST CORP.                       0           --        2,000        20,250
WESTPOINT STEVENS INC.           1,500       21,094            0            --
                                        -----------               ------------
                                        $    21,094               $     43,450
TOBACCO
PERCENT OF NET ASSETS                         0.01%                      0.12%
PHILIP MORRIS COMPANIES
INC.                               231  $     6,843            0  $         --
R.J. REYNOLDS TOBACCO
HOLDINGS INC.                        0           --            0            --
UST INC.                            72        1,557       13,348       288,651
                                        -----------               ------------
                                        $     8,400               $    288,651
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                         0.01%                      0.05%
HASBRO INC.                        167  $     2,056        7,275  $     89,573
MARVEL ENTERPRISES INC.
"A" WARRANTS (EXPIRES
10/02/01)+                           0           --            5             2
MARVEL ENTERPRISES INC.
"C" WARRANTS (EXPIRES
10/02/01)+                           0           --            9             3
MATTEL INC.                        403        3,980        4,111        40,596
                                        -----------               ------------
                                        $     6,036               $    130,174
TRANSPORTATION
PERCENT OF NET ASSETS                         0.04%                      0.04%
AIRBORNE FREIGHT CORP.               0  $        --            0  $         --
ALEXANDER & BALDWIN INC.             0           --            0            --
BURLINGTON NORTHERN SANTA
FE CORP.                             0           --            0            --
CNF TRANSPORTATION INC.              0           --            0            --
CSX CORP.                            0           --        1,713        40,898
FEDEX CORP.+                         0           --            0            --
KANSAS CITY SOUTHERN
INDUSTRIES INC.                     66          611        2,230        20,628
NORFOLK SOUTHERN CORP.               0           --        2,895        46,501
UNION PACIFIC CORP.                  0           --            0            --
UNITED PARCEL SERVICE
INC.                                 0           --            0            --
WISCONSIN CENTRAL
TRANSPORTATION CORP.+            2,800       37,450            0            --
                                        -----------               ------------
                                        $    38,061               $    108,027
TRUCKING & LEASING
PERCENT OF NET ASSETS                         0.13%                      0.01%
GATX CORPORATION                     0  $        --            0  $         --
INTERPOOL INC.                       0           --        1,600        19,300
RYDER SYSTEM INC.                1,529       29,338            0            --
XTRA CORP.+                      2,200       97,625            0            --
                                        -----------               ------------
                                        $   126,963               $     19,300
WATER
PERCENT OF NET ASSETS                         0.00%                      0.02%
AMERICAN WATER WORKS INC.            0  $        --            0  $         --
MIDDLESEX WATER CO.                  0           --        1,100        32,038
SOUTHWEST WATER CO.                  0           --        1,700        23,481
                                        -----------               ------------
                                        $        --               $     55,519
TOTAL U.S. COMMON STOCKS
(COST $10,643,593,
$56,919,625,
$172,289,611,
$121,412,612 AND
$275,044,462
RESPECTIVELY)                           $14,121,686               $ 78,591,402

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
SBC COMMUNICATIONS INC.         53,793  $  2,245,858       43,394  $  1,811,700       89,620  $  3,741,635
SPRINT CORP. (FON GROUP)        14,570       488,095       11,418       382,503       24,372       816,462
TELEPHONE & DATA SYSTEMS
INC.                             1,325       153,700            0            --          800        92,800
WORLDCOM INC.+                  47,632     1,738,568       36,981     1,349,807       76,044     2,775,606
                                        ------------               ------------               ------------
                                        $  8,165,986               $  6,305,154               $ 13,151,587
TEXTILES
PERCENT OF NET ASSETS                          0.02%                      0.04%                      0.05%
CINTAS CORP.                     1,875  $     77,930        2,451  $    101,870        5,458  $    226,848
G & K SERVICES INC. "A"              0            --            0            --            0            --
SHAW INDUSTRIES INC.             3,118        38,780        2,572        31,989        6,329        78,717
UNIFIRST CORP.                       0            --            0            --            0            --
WESTPOINT STEVENS INC.               0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $    116,710               $    133,859               $    305,565
TOBACCO
PERCENT OF NET ASSETS                          0.25%                      0.35%                      0.35%
PHILIP MORRIS COMPANIES
INC.                            36,064  $  1,068,396       29,038  $    860,251       55,337  $  1,639,359
R.J. REYNOLDS TOBACCO
HOLDINGS INC.                    3,848       138,047        3,422       122,764        5,537       198,640
UST INC.                           913        19,744        5,065       109,531        5,181       112,039
                                        ------------               ------------               ------------
                                        $  1,226,187               $  1,092,546               $  1,950,038
TOYS / GAMES / HOBBIES
PERCENT OF NET ASSETS                          0.03%                      0.03%                      0.03%
HASBRO INC.                      5,332  $     65,650        3,513  $     43,254        4,991  $     61,452
MARVEL ENTERPRISES INC.
"A" WARRANTS (EXPIRES
10/02/01)+                          39            17            5             2           16             7
MARVEL ENTERPRISES INC.
"C" WARRANTS (EXPIRES
10/02/01)+                          66            21            9             3           28             9
MATTEL INC.                      7,476        73,826        5,386        53,187       11,803       116,555
                                        ------------               ------------               ------------
                                        $    139,514               $     96,446               $    178,023
TRANSPORTATION
PERCENT OF NET ASSETS                          0.17%                      0.21%                      0.24%
AIRBORNE FREIGHT CORP.               0  $         --        1,150  $     17,178            0  $         --
ALEXANDER & BALDWIN INC.             0            --          990        26,049            0            --
BURLINGTON NORTHERN SANTA
FE CORP.                         6,757       151,188        6,015       134,586       10,972       245,499
CNF TRANSPORTATION INC.          2,436        59,682        1,126        27,587        2,518        61,691
CSX CORP.                        3,683        87,932        2,898        69,190        6,132       146,402
FEDEX CORP.+                     4,906       197,957        3,818       154,056        8,156       329,095
KANSAS CITY SOUTHERN
INDUSTRIES INC.                    911         8,427          702         6,494            0            --
NORFOLK SOUTHERN CORP.           6,371       102,334        5,058        81,244       10,672       171,419
UNION PACIFIC CORP.              4,145       164,764        3,263       129,704        6,510       258,773
UNITED PARCEL SERVICE
INC.                             1,100        60,981            0            --        2,500       138,594
WISCONSIN CENTRAL
TRANSPORTATION CORP.+                0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $    833,265               $    646,088               $  1,351,473
TRUCKING & LEASING
PERCENT OF NET ASSETS                          0.02%                      0.01%                      0.02%
GATX CORPORATION                 2,431  $     98,911        1,091  $     44,390        2,679  $    109,002
INTERPOOL INC.                       0            --            0            --            0            --
RYDER SYSTEM INC.                    0            --            0            --            0            --
XTRA CORP.+                          0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $     98,911               $     44,390               $    109,002
WATER
PERCENT OF NET ASSETS                          0.01%                      0.01%                      0.02%
AMERICAN WATER WORKS INC.        1,765  $     43,243        1,707  $     41,822        3,656  $     89,572
MIDDLESEX WATER CO.                  0            --            0            --            0            --
SOUTHWEST WATER CO.                  0            --            0            --            0            --
                                        ------------               ------------               ------------
                                        $     43,243               $     41,822               $     89,572
TOTAL U.S. COMMON STOCKS
(COST $10,643,593,
$56,919,625,
$172,289,611,
$121,412,612 AND
$275,044,462
RESPECTIVELY)                           $242,160,351               $188,382,530               $408,683,312

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
INTERNATIONAL COMMON
STOCKS
PERCENTAGE OF NET ASSETS                      5.22%                      9.31%

AUSTRALIA
PERCENT OF NET ASSETS                         0.17%                      0.31%
COLES MYER LTD. ADR                574  $    19,014        2,682  $     88,841
NATIONAL AUSTRALIA BANK            633       47,159        3,001       223,575
NEWS CORPORATION LTD.              494       25,997        2,310       121,564
RIO TINTO PLC ADR                  540       35,910        2,530       168,245
WESTPAC BANKING CORP. ADR          916       33,377        4,268       155,515
                                        -----------               ------------
                                        $   161,457               $    757,740
CANADA
PERCENT OF NET ASSETS                         0.25%                      0.63%
ALCAN ALUMINIUM LTD.                 1  $        16        1,310  $     42,984
BARRICK GOLD CORP.                 323        5,148        4,188        66,746
INCO LTD.+                         166        2,967        5,549        99,188
NORTEL NETWORKS CORP.            2,392      195,098       14,748     1,202,884
PLACER DOME INC.                 1,021        9,061            0            --
SEAGRAM CO. LTD.                   444       26,723        2,650       159,497
                                        -----------               ------------
                                        $   239,013               $  1,571,299
DENMARK
PERCENT OF NET ASSETS                         0.22%                      0.39%
NOVO-NORDISK A/S ADR             1,482  $   150,423        6,951  $    705,527
TELE DENMARK A/S ADR             1,858       55,159        8,786       260,834
                                        -----------               ------------
                                        $   205,582               $    966,361
FINLAND
PERCENT OF NET ASSETS                         0.12%                      0.22%
NOKIA OYJ                        2,508  $   112,703       11,844  $    532,240
                                        -----------               ------------

FRANCE
PERCENT OF NET ASSETS                         0.70%                      1.26%
ALCATEL SA ADR                   2,239  $   185,557       10,552  $    874,497
AVENTIS SA                       1,344      100,464        6,305       471,299
AXA FINANCIAL INC. ADR               0           --            0            --
AXA-UAP ADR                      1,255       88,242        5,918       416,109
ELF AQUITAINE ADR                  460       45,856        2,170       216,322
FRANCE TELECOM SA ADR              350       40,359        1,670       192,572
LVMH MOET-HENNESSY LOUIS
VUITTON ADR                      2,805       43,828       13,415       209,609
TOTAL FINA SA                    2,162      161,069       10,226       761,837
TOTAL FINA SA WARRANTS
(EXPIRES 08/08/03)+                  0           --           81         2,724
                                        -----------               ------------
                                        $   665,375               $  3,144,969
GERMANY
PERCENT OF NET ASSETS                         0.25%                      0.46%
DAIMLERCHRYSLER AG               2,259  $   117,609       10,648  $    554,362
DEUTSCHE TELEKOM AG ADR          2,116       82,392       10,008       389,687
SAP AG ADR                         640       41,080        3,020       193,846
                                        -----------               ------------
                                        $   241,081               $  1,137,895

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
INTERNATIONAL COMMON
STOCKS
PERCENTAGE OF NET ASSETS                      14.33%                     17.81%                     20.84%

AUSTRALIA
PERCENT OF NET ASSETS                          0.45%                      0.57%                      0.67%
COLES MYER LTD. ADR              7,845  $    259,866        6,259  $    207,329       13,149  $    435,561
NATIONAL AUSTRALIA BANK          8,732       650,534        6,957       518,297       14,625     1,089,563
NEWS CORPORATION LTD.            6,734       354,377        5,365       282,333       11,275       593,347
RIO TINTO PLC ADR                7,380       490,770        5,890       391,685       12,370       822,605
WESTPAC BANKING CORP. ADR       12,439       453,246        9,923       361,569       20,842       759,430
                                        ------------               ------------               ------------
                                        $  2,208,793               $  1,761,213               $  3,700,506
CANADA
PERCENT OF NET ASSETS                          1.00%                      1.25%                      1.49%
ALCAN ALUMINIUM LTD.             3,700  $    121,406        2,894  $     94,959        6,172  $    202,519
BARRICK GOLD CORP.              10,497       167,296        8,137       129,683       11,004       175,376
INCO LTD.+                       6,195       110,736        3,485        62,294        5,373        96,042
NORTEL NETWORKS CORP.           47,868     3,904,234       38,324     3,125,801       87,792     7,160,535
PLACER DOME INC.                15,616       138,592       11,595       102,906        8,811        78,198
SEAGRAM CO. LTD.                 7,241       435,818        5,630       338,856       12,099       728,209
                                        ------------               ------------               ------------
                                        $  4,878,082               $  3,854,499               $  8,440,879
DENMARK
PERCENT OF NET ASSETS                          0.57%                      0.72%                      0.82%
NOVO-NORDISK A/S ADR            20,206  $  2,050,909       16,114  $  1,635,571       33,857  $  3,436,486
TELE DENMARK A/S ADR            25,372       753,231       20,234       600,697       42,512     1,262,075
                                        ------------               ------------               ------------
                                        $  2,804,140               $  2,236,268               $  4,698,561
FINLAND
PERCENT OF NET ASSETS                          0.32%                      0.40%                      0.45%
NOKIA OYJ                       34,298  $  1,541,266       27,358  $  1,229,400       57,468  $  2,582,468
                                        ------------               ------------               ------------

FRANCE
PERCENT OF NET ASSETS                          1.94%                      2.40%                      2.79%
ALCATEL SA ADR                  30,674  $  2,542,108       24,460  $  2,027,122       51,393  $  4,259,195
AVENTIS SA                      18,346     1,371,364       14,632     1,093,742       30,735     2,297,441
AXA FINANCIAL INC. ADR           3,830       198,203        3,328       172,224        8,426       436,046
AXA-UAP ADR                     17,187     1,208,461       13,708       963,844       28,790     2,024,297
ELF AQUITAINE ADR                6,300       628,031        5,030       501,428       10,560     1,052,700
FRANCE TELECOM SA ADR            4,850       559,266        3,870       446,259        8,120       936,338
LVMH MOET-HENNESSY LOUIS
VUITTON ADR                     38,765       605,703       30,920       483,125       64,945     1,014,766
TOTAL FINA SA                   29,620     2,206,690       23,618     1,759,541       49,626     3,697,137
TOTAL FINA SA WARRANTS
(EXPIRES 08/08/03)+                 81         2,724           81         2,724          162         5,447
                                        ------------               ------------               ------------
                                        $  9,322,550               $  7,450,009               $ 15,723,367
GERMANY
PERCENT OF NET ASSETS                          0.68%                      0.84%                      0.99%
DAIMLERCHRYSLER AG              30,819  $  1,604,514       24,585  $  1,279,957       51,639  $  2,688,455
DEUTSCHE TELEKOM AG ADR         28,975     1,128,214       23,110       899,846       48,540     1,890,026
SAP AG ADR                       8,790       564,208        7,010       449,954       14,720       944,840
                                        ------------               ------------               ------------
                                        $  3,296,936               $  2,629,757               $  5,523,321

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
HONG KONG
PERCENT OF NET ASSETS                         0.07%                      0.13%
PACIFIC CENTURY
CYBERWORKS LTD. ADR+             3,731  $    70,193       17,646  $    331,969
                                        -----------               ------------

IRELAND
PERCENT OF NET ASSETS                         0.05%                      0.10%
ALLIED IRISH BANKS PLC
ADR                              3,018  $    50,552       14,276  $    239,123
                                        -----------               ------------

ITALY
PERCENT OF NET ASSETS                         0.20%                      0.35%
BENETTON GROUP SPA ADR           1,297  $    48,232        6,072  $    225,803
ENI-ENTE NAZIONALE
IDROCARBURI SPA ADR                410       23,959        1,900       111,031
FIAT SPA ADR                     1,189       29,353        5,635       139,114
MONTEDISON SPA ADR               1,199       24,879        5,581       115,806
SAN PAOLO-IMI SPA ADR            1,580       56,485        7,480       267,410
                                        -----------               ------------
                                        $   182,908               $    859,164
JAPAN
PERCENT OF NET ASSETS                         1.34%                      1.98%
CANON INC. ADR                   1,040  $    47,060        4,030  $    182,358
FUJI PHOTO FILM ADR                785       28,064        3,040       108,680
HITACHI LTD. ADR                   472       56,847        1,834       220,882
HONDA MOTOR COMPANY LTD.
ADR                                533       38,643        2,055       148,988
ITO-YOKADO CO. LTD. ADR            960       48,000        3,750       187,500
JAPAN AIR LINES ADR              6,068       42,855       23,640       166,958
KIRIN BREWERY CO. LTD.
ADR                                767       83,267        2,992       324,819
KUBOTA CORP. ADR                   884       58,786        3,463       230,290
KYOCERA CORP. ADR                  330       60,019        1,288       234,255
MAKITA CORP. ADR                   970        7,518        3,803        29,473
MATSUSHITA ELECTRIC
INDUSTRIAL CO.                     237       65,086          943       258,971
MITSUBISHI CORP. ADR             2,774       41,249       10,825       161,022
MITSUI & CO. ADR                   380       50,920        1,465       196,310
NEC CORP. ADR                      713      103,296        2,783       403,187
NIPPON TELEGRAPH &
TELEPHONE CORP. ADR              1,914      115,199        7,459       448,939
NISSAN MOTOR CO. LTD. ADR        3,305       32,637       12,916       127,546
PIONEER CORP. ADR                1,342       57,622        5,217       224,005
RICOH CORP. LTD. ADR               407       37,037        1,599       145,509
SONY CORP. ADR                     636       72,663        2,484       283,797
TOKIO MARINE AND FIRE
INSURANCE CO. LTD. ADR           2,108      108,826        8,260       426,423
TOYOTA MOTOR CORP. ADR           1,378      120,231        5,361       467,747
                                        -----------               ------------
                                        $ 1,275,825               $  4,977,659
NETHERLANDS
PERCENT OF NET ASSETS                         0.45%                      0.94%
ABN AMRO HOLDING NV              2,462  $    61,550       11,535  $    288,375
AEGON NV ADR                     1,184       46,472        5,573       218,740
AKZO NOBEL NV ADR                  700       31,325        3,250       145,438
ELSEVIER NV ADR                  2,187       53,855       10,271       252,923
ING GROEP NV ADR                   487       32,842        2,274       153,353
KONINKLIJKE (ROYAL)
PHILIPS ELECTONICS NV            1,216       59,964        5,728       282,462
KONINKLIJKE AHOLD NV ADR         1,666       47,481        7,810       222,589
ROYAL DUTCH PETROLEUM CO.        1,676      102,550       12,788       782,466
UNILEVER NV                          0           --            0            --
                                        -----------               ------------
                                        $   436,039               $  2,346,346

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
HONG KONG
PERCENT OF NET ASSETS                          0.19%                      0.25%                      0.29%
PACIFIC CENTURY
CYBERWORKS LTD. ADR+            49,171  $    925,031       40,497  $    761,840       85,456  $  1,607,635
                                        ------------               ------------               ------------

IRELAND
PERCENT OF NET ASSETS                          0.14%                      0.18%                      0.21%
ALLIED IRISH BANKS PLC
ADR                             41,219  $    690,418       32,875  $    550,656       69,063  $  1,156,805
                                        ------------               ------------               ------------

ITALY
PERCENT OF NET ASSETS                          0.52%                      0.64%                      0.75%
BENETTON GROUP SPA ADR          17,672  $    657,178       14,096  $    524,195       29,606  $  1,100,973
ENI-ENTE NAZIONALE
IDROCARBURI SPA ADR              5,550       324,328        4,420       258,294        9,290       542,884
FIAT SPA ADR                    16,190       399,691       12,909       318,679       27,116       669,414
MONTEDISON SPA ADR              16,317       338,578       13,007       269,895       27,337       567,243
SAN PAOLO-IMI SPA ADR           21,760       777,920       17,350       620,263       36,450     1,303,088
                                        ------------               ------------               ------------
                                        $  2,497,695               $  1,991,326               $  4,183,602
JAPAN
PERCENT OF NET ASSETS                          3.22%                      4.04%                      4.87%
CANON INC. ADR                  12,625  $    571,281       10,145  $    459,061       22,220  $  1,005,455
FUJI PHOTO FILM ADR              9,514       340,126        7,646       273,345       16,740       598,455
HITACHI LTD. ADR                 5,748       692,275        4,614       555,699       10,116     1,218,346
HONDA MOTOR COMPANY LTD.
ADR                              6,417       465,233        5,162       374,245       11,304       819,540
ITO-YOKADO CO. LTD. ADR         11,730       586,500        9,432       471,600       20,644     1,032,200
JAPAN AIR LINES ADR             74,125       523,508       59,554       420,600      130,467       921,423
KIRIN BREWERY CO. LTD.
ADR                              9,346     1,014,625        7,510       815,304       16,462     1,787,156
KUBOTA CORP. ADR                10,826       719,929        8,695       578,218       19,050     1,266,825
KYOCERA CORP. ADR                4,022       731,501        3,230       587,456        7,084     1,288,403
MAKITA CORP. ADR                11,989        92,915        9,637        74,687       21,103       163,548
MATSUSHITA ELECTRIC
INDUSTRIAL CO.                   2,951       810,418        2,371       651,136        5,196     1,426,952
MITSUBISHI CORP. ADR            33,918       504,530       27,250       405,344       59,700       888,038
MITSUI & CO. ADR                 4,592       615,328        3,694       494,996        8,085     1,083,390
NEC CORP. ADR                    8,700     1,260,413        6,984     1,011,807       15,309     2,217,891
NIPPON TELEGRAPH &
TELEPHONE CORP. ADR             23,350     1,405,378       18,758     1,128,997       41,094     2,473,345
NISSAN MOTOR CO. LTD. ADR       40,514       400,076       32,559       321,520       71,317       704,255
PIONEER CORP. ADR               16,394       703,917       13,177       565,787       28,856     1,239,005
RICOH CORP. LTD. ADR             4,989       453,999        4,015       365,365        8,783       799,253
SONY CORP. ADR                   7,740       884,295        6,216       710,178       13,622     1,556,314
TOKIO MARINE AND FIRE
INSURANCE CO. LTD. ADR          25,806     1,332,235       20,739     1,070,651       45,428     2,345,221
TOYOTA MOTOR CORP. ADR          16,791     1,465,015       13,489     1,176,915       29,554     2,578,587
                                        ------------               ------------               ------------
                                        $ 15,573,497               $ 12,512,911               $ 27,413,602
NETHERLANDS
PERCENT OF NET ASSETS                          1.44%                      1.78%                      2.01%
ABN AMRO HOLDING NV             33,545  $    838,625       26,774  $    669,350       56,247  $  1,406,175
AEGON NV ADR                    16,174       634,829       12,894       506,089       27,318     1,072,251
AKZO NOBEL NV ADR                9,490       424,678        7,570       338,758       15,900       711,525
ELSEVIER NV ADR                 29,886       735,943       23,831       586,838       50,076     1,233,122
ING GROEP NV ADR                 6,526       440,097        5,209       351,282       11,108       749,096
KONINKLIJKE (ROYAL)
PHILIPS ELECTONICS NV           16,697       823,371       13,309       656,300       27,926     1,377,101
KONINKLIJKE AHOLD NV ADR        22,729       647,765       18,138       516,931       38,106     1,086,026
ROYAL DUTCH PETROLEUM CO.       32,302     1,976,479       24,600     1,505,213       49,772     3,045,424
UNILEVER NV                      9,607       453,931        7,253       342,704       13,714       647,986
                                        ------------               ------------               ------------
                                        $  6,975,718               $  5,473,465               $ 11,328,706

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                             SHARES        VALUE       SHARES        VALUE
COMMON STOCKS (continued)
NEW ZEALAND
PERCENT OF NET ASSETS                         0.01%                      0.02%
TELECOM CORP. OF NEW
ZEALAND LTD.                       589  $    13,105        2,728  $     60,698
                                        -----------               ------------

PORTUGAL
PERCENT OF NET ASSETS                         0.02%                      0.03%
BANCO COMERCIAL PORTUGUES
ADR                                690  $    17,854        3,280  $     84,870
                                        -----------               ------------

SINGAPORE
PERCENT OF NET ASSETS                         0.03%                      0.05%
CHARTERED SEMICONDUCTOR
MANUFACTURING LTD. ADR+            290  $    24,614        1,370  $    116,279
                                        -----------               ------------

SPAIN
PERCENT OF NET ASSETS                         0.20%                      0.35%
BANCO BILBAO VIZCAYA
ARGENTARIA SA ADR                2,320  $    34,655       10,818  $    161,594
BANCO SANTANDER CENTRAL
HISPANO SA ADR                   6,694       73,216       31,618       345,822
REPSOL SA                        1,401       27,757        6,650       131,753
TELEFONICA SA ADR+                 965       55,307        4,563       261,517
                                        -----------               ------------
                                        $   190,935               $    900,686
SWEDEN
PERCENT OF NET ASSETS                         0.13%                      0.24%
TELEFONAKTIEBOLAGET LM
ERICSSON                         6,128  $   125,624       28,904  $    592,532
                                        -----------               ------------

SWITZERLAND
PERCENT OF NET ASSETS                         0.05%                      0.10%
ADECCO SA ADR                      320  $    30,840        1,562  $    150,538
SULZER MEDICA ADR                  830       23,240        3,930       110,040
                                        -----------               ------------
                                        $    54,080               $    260,578
UNITED KINGDOM
PERCENT OF NET ASSETS                         0.96%                      1.75%
ASTRAZENECA PLC ADR              1,403  $    63,924        6,615  $    301,396
BARCLAYS PLC ADR                   480       49,440        2,250       231,750
BP AMOCO PLC ADR                 1,288       71,162        6,090       336,473
BRITISH SKY BROADCASTING
PLC ADR+                           377       36,004        1,785       170,468
BRITISH TELECOM PLC ADR            804      102,711        3,803       485,833
CADBURY SCHWEPPES PLC ADR        1,614       37,929        7,634       179,399
DIAGEO PLC ADR                   2,257       77,725       10,615       365,554
GLAXO WELLCOME PLC ADR           2,120      122,033        9,992       575,165
HANSON PLC ADR                   1,379       40,767        6,456       190,856
HONG KONG & SHANGHAI
BANKING ADR                        420       30,424        1,960       141,978
REUTERS GROUP PLC ADR              394       47,305        1,873       224,877
SMITHKLINE BEECHAM PLC
ADR                              1,305       85,233        6,125       400,039
VODAFONE GROUP PLC ADR           3,950      161,703       18,640       763,075
                                        -----------               ------------
                                        $   926,360               $  4,366,863
TOTAL INTERNATIONAL
COMMON STOCKS
(COST $3,836,730,
$15,599,815, $51,039,324,
$38,400,533
AND $87,428,203
RESPECTIVELY)                           $ 4,993,300               $ 23,247,271
TOTAL COMMON STOCKS
(COST $14,480,323,
$72,519,440,
$223,328,935,
$159,813,145 AND
$362,472,665
RESPECTIVELY)                           $19,114,986               $101,838,673

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                             SHARES        VALUE        SHARES        VALUE        SHARES        VALUE
COMMON STOCKS (continued)
NEW ZEALAND
PERCENT OF NET ASSETS                          0.04%                      0.05%                      0.05%
TELECOM CORP. OF NEW
ZEALAND LTD.                     7,963  $    177,177        6,361  $    141,532       13,350  $    297,038
                                        ------------               ------------               ------------

PORTUGAL
PERCENT OF NET ASSETS                          0.05%                      0.06%                      0.07%
BANCO COMERCIAL PORTUGUES
ADR                              9,580  $    247,883        7,640  $    197,685       16,060  $    415,553
                                        ------------               ------------               ------------

SINGAPORE
PERCENT OF NET ASSETS                          0.07%                      0.09%                      0.10%
CHARTERED SEMICONDUCTOR
MANUFACTURING LTD. ADR+          4,000  $    339,500        3,190  $    270,751        6,700  $    568,663
                                        ------------               ------------               ------------

SPAIN
PERCENT OF NET ASSETS                          0.54%                      0.67%                      0.77%
BANCO BILBAO VIZCAYA
ARGENTARIA SA ADR               31,515  $    470,755       25,133  $    375,424       52,791  $    788,566
BANCO SANTANDER CENTRAL
HISPANO SA ADR                  91,318       998,791       72,828       796,556      152,976     1,673,175
REPSOL SA                       19,095       378,320       15,230       301,744       31,989       633,782
TELEFONICA SA ADR+              13,186       755,723       10,513       602,526       22,092     1,266,148
                                        ------------               ------------               ------------
                                        $  2,603,589               $  2,076,250               $  4,361,671
SWEDEN
PERCENT OF NET ASSETS                          0.36%                      0.44%                      0.51%
TELEFONAKTIEBOLAGET LM
ERICSSON                        83,906  $  1,720,073       66,912  $  1,371,696      140,564  $  2,881,562
                                        ------------               ------------               ------------

SWITZERLAND
PERCENT OF NET ASSETS                          0.16%                      0.19%                      0.23%
ADECCO SA ADR                    4,456  $    429,447        3,549  $    342,035        7,470  $    719,921
SULZER MEDICA ADR               11,500       322,000        9,170       256,760       19,260       539,280
                                        ------------               ------------               ------------
                                        $    751,447               $    598,795               $  1,259,201
UNITED KINGDOM
PERCENT OF NET ASSETS                          2.64%                      3.24%                      3.77%
ASTRAZENECA PLC ADR             19,116  $    870,973       15,246  $    694,646       32,019  $  1,458,866
BARCLAYS PLC ADR                 6,560       675,680        5,230       538,690       10,990     1,131,970
BP AMOCO PLC ADR                17,598       972,290       14,038       775,600       29,482     1,628,881
BRITISH SKY BROADCASTING
PLC ADR+                         5,177       494,404        4,128       394,224        8,663       827,317
BRITISH TELECOM PLC ADR         11,033     1,409,466        8,795     1,123,561       18,477     2,360,437
CADBURY SCHWEPPES PLC ADR       21,982       516,577       17,536       412,096       36,828       865,458
DIAGEO PLC ADR                  30,842     1,062,121       24,596       847,025       51,678     1,779,661
GLAXO WELLCOME PLC ADR          29,031     1,671,097       23,146     1,332,342       48,632     2,799,380
HANSON PLC ADR                  18,797       555,686       14,991       443,171       31,496       931,101
HONG KONG & SHANGHAI
BANKING ADR                      5,710       413,618        4,550       329,591        9,560       692,503
REUTERS GROUP PLC ADR            5,444       653,620        4,336       520,591        9,121     1,095,090
SMITHKLINE BEECHAM PLC
ADR                             17,791     1,161,975       14,188       926,654       29,807     1,946,770
VODAFONE GROUP PLC ADR          54,010     2,211,034       43,073     1,763,301       90,480     3,704,025
                                        ------------               ------------               ------------
                                        $ 12,668,541               $ 10,101,492               $ 21,221,459
TOTAL INTERNATIONAL
COMMON STOCKS
(COST $3,836,730,
$15,599,815, $51,039,324,
$38,400,533
AND $87,428,203
RESPECTIVELY)                           $ 69,222,336               $ 55,209,545               $117,364,599
TOTAL COMMON STOCKS
(COST $14,480,323,
$72,519,440,
$223,328,935,
$159,813,145 AND
$362,472,665
RESPECTIVELY)                           $311,382,687               $243,592,075               $526,047,911

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                            PRINCIPAL      VALUE      PRINCIPAL      VALUE
U.S. TREASURY BONDS &
NOTES
PERCENT OF NET ASSETS                        55.86%                     48.58%
U.S. TREASURY BONDS,
5.25%, 11/15/28                      0  $        --            0  $         --
U.S. TREASURY BONDS,
6.00%, 02/15/26                      0           --            0            --
U.S. TREASURY BONDS,
6.13%, 11/15/27-08/15/29             0           --      150,000       157,125
U.S. TREASURY BONDS,
6.25%, 08/15/23-05/15/30       200,000      208,188            0            --
U.S. TREASURY BONDS,
6.38%, 08/15/27                      0           --            0            --
U.S. TREASURY BONDS,
6.50%, 11/15/26                      0           --            0            --
U.S. TREASURY BONDS,
6.63%, 02/15/27                      0           --            0            --
U.S. TREASURY BONDS,
6.75%, 08/15/26                      0           --      570,000       634,481
U.S. TREASURY BONDS,
6.88%, 08/15/25                      0           --            0            --
U.S. TREASURY BONDS,
7.13%, 02/15/23                      0           --      350,000       401,516
U.S. TREASURY BONDS,
7.25%, 05/15/16-08/15/22             0           --            0            --
U.S. TREASURY BONDS,
7.50%, 11/15/16-11/15/24       150,000      180,281            0            --
U.S. TREASURY BONDS,
7.63%, 02/15/07-02/15/25             0           --            0            --
U.S. TREASURY BONDS,
7.88%, 02/15/21                      0           --            0            --
U.S. TREASURY BONDS,
8.00%, 11/15/21                100,000      124,562            0            --
U.S. TREASURY BONDS,
8.13%, 08/15/19-08/15/21             0           --      200,000       251,625
U.S. TREASURY BONDS,
8.50%, 02/15/20                      0           --            0            --
U.S. TREASURY BONDS,
8.75%, 11/15/08-08/15/20             0           --            0            --
U.S. TREASURY BONDS,
8.88%, 08/15/17-02/15/19             0           --            0            --
U.S. TREASURY BONDS,
9.00%, 11/15/18                      0           --            0            --
U.S. TREASURY BONDS,
9.13%, 05/15/09-05/15/18             0           --      400,000       436,500
U.S. TREASURY BONDS,
9.25%, 02/15/16                      0           --            0            --
U.S. TREASURY BONDS,
9.38%, 02/15/06                510,000      587,456      600,000       691,125
U.S. TREASURY BONDS,
9.88%, 11/15/15                      0           --            0            --
U.S. TREASURY BONDS,
10.00%, 05/15/10                     0           --            0            --
U.S. TREASURY BONDS,
10.63%, 11/15/09-08/15/15            0           --      600,000       689,063
U.S. TREASURY BONDS,
10.75%, 02/15/03-08/15/05    3,350,000    3,811,875    2,450,000     2,900,516
U.S. TREASURY BONDS,
11.13%, 08/15/03             1,650,000    1,868,625      400,000       453,000
U.S. TREASURY BONDS,
11.25%, 02/15/15               200,000      301,000      400,000       602,000
U.S. TREASURY BONDS,
11.63%, 11/15/02-11/15/04            0           --    1,400,000     1,632,547
U.S. TREASURY BONDS,
11.75%, 02/15/10-11/15/14            0           --      550,000       665,844
U.S. TREASURY BONDS,
11.88%, 11/15/03                     0           --    1,490,000     1,734,454
U.S. TREASURY BONDS,
12.00%, 05/15/05-08/15/13      200,000      247,875            0            --
U.S. TREASURY BONDS,
12.38%, 05/15/04                     0           --    1,500,000     1,805,157
U.S. TREASURY BONDS,
12.50%, 08/15/14                     0           --            0            --
U.S. TREASURY BONDS,
13.75%, 08/15/04               500,000      632,031            0            --
U.S. TREASURY BONDS,
15.75%, 11/15/01                     0           --            0            --
U.S. TREASURY NOTES,
4.25%, 11/15/03                      0           --    1,700,000     1,609,687
U.S. TREASURY NOTES,
4.75%, 02/15/04-11/15/08     1,600,000    1,514,000    4,050,000     3,790,968
U.S. TREASURY NOTES,
5.25%, 08/15/03-05/15/04       600,000      584,063    3,200,000     3,122,313
U.S. TREASURY NOTES,
5.38%, 06/30/03              1,000,000      980,938    1,000,000       980,938
U.S. TREASURY NOTES,
5.50%, 08/31/01-05/15/09     2,675,000    2,613,000    8,600,000     8,429,471
U.S. TREASURY NOTES,
5.63%, 09/30/01-05/15/08     1,700,000    1,669,187    8,110,000     7,990,174
U.S. TREASURY NOTES,
5.75%, 10/31/02-08/15/03     5,350,000    5,302,688    9,450,000     9,364,642
U.S. TREASURY NOTES,
5.88%, 10/31/01-11/15/05     3,450,000    3,430,438    7,650,000     7,603,893
U.S. TREASURY NOTES,
6.00%, 07/31/02-08/15/09       300,000      301,781    4,200,000     4,206,626
U.S. TREASURY NOTES,
6.13%, 12/31/01-08/15/07     4,300,000    4,329,782    6,700,000     6,714,221
U.S. TREASURY NOTES,
6.25%, 10/31/01-02/15/07     7,500,000    7,514,471    9,250,000     9,288,051
U.S. TREASURY NOTES,
6.38%, 09/30/01-08/15/02     3,700,000    3,706,908    8,400,000     8,415,691
U.S. TREASURY NOTES,
6.50%, 08/31/01-02/15/10     5,350,000    5,460,440   13,700,000    13,924,784
U.S. TREASURY NOTES,
6.63%, 03/31/02-05/15/07             0           --    5,300,000     5,393,117
U.S. TREASURY NOTES,
6.75%, 05/15/05                      0           --            0            --
U.S. TREASURY NOTES,
6.88%, 05/15/06              1,400,000    1,457,313    3,000,000     3,122,814
U.S. TREASURY NOTES,
7.00%, 07/15/06              2,000,000    2,095,626    3,500,000     3,667,346
U.S. TREASURY NOTES,
7.25%, 05/15/04-08/15/04     1,250,000    1,301,563    5,400,000     5,615,532
U.S. TREASURY NOTES,
7.50%, 11/15/01-02/15/05     2,350,000    2,424,188    4,150,000     4,240,516
U.S. TREASURY NOTES,
7.88%, 08/15/01-11/15/04       750,000      760,781      700,000       746,158
                                        -----------               ------------
TOTAL U.S. TREASURY BONDS
& NOTES
(COST $53,641,570,
$121,513,479,
$145,213,784,
$54,339,773 AND
$35,386,067 RESPECTIVELY)               $53,409,060               $121,281,895

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                            PRINCIPAL      VALUE       PRINCIPAL      VALUE       PRINCIPAL      VALUE
U.S. TREASURY BONDS &
NOTES
PERCENT OF NET ASSETS                         30.13%                     17.96%                      6.44%
U.S. TREASURY BONDS,
5.25%, 11/15/28                260,000  $    239,281      600,000  $    552,188    1,000,000  $    920,313
U.S. TREASURY BONDS,
6.00%, 02/15/26                      0            --      900,000       912,375    1,570,000     1,591,588
U.S. TREASURY BONDS,
6.13%, 11/15/27-08/15/29       500,000       523,750    1,600,000     1,662,563      400,000       413,625
U.S. TREASURY BONDS,
6.25%, 08/15/23-05/15/30       500,000       520,469    1,300,000     1,353,219    2,610,000     2,761,879
U.S. TREASURY BONDS,
6.38%, 08/15/27                      0            --      600,000       639,563    1,400,000     1,492,313
U.S. TREASURY BONDS,
6.50%, 11/15/26                      0            --      600,000       648,375            0            --
U.S. TREASURY BONDS,
6.63%, 02/15/27                      0            --      500,000       549,062            0            --
U.S. TREASURY BONDS,
6.75%, 08/15/26                      0            --      500,000       556,562            0            --
U.S. TREASURY BONDS,
6.88%, 08/15/25                500,000       562,656      600,000       675,188    1,420,000     1,597,945
U.S. TREASURY BONDS,
7.13%, 02/15/23                      0            --      910,000     1,043,941    1,500,000     1,720,782
U.S. TREASURY BONDS,
7.25%, 05/15/16-08/15/22       300,000       348,094    2,650,000     3,018,750      175,000       197,750
U.S. TREASURY BONDS,
7.50%, 11/15/16-11/15/24             0            --    1,950,000     2,279,766    1,000,000     1,201,875
U.S. TREASURY BONDS,
7.63%, 02/15/07-02/15/25     1,500,000     1,624,062    2,120,000     2,481,481    1,000,000     1,219,375
U.S. TREASURY BONDS,
7.88%, 02/15/21                      0            --      650,000       796,250    1,300,000     1,592,500
U.S. TREASURY BONDS,
8.00%, 11/15/21                      0            --      500,000       622,812    1,600,000     1,993,000
U.S. TREASURY BONDS,
8.13%, 08/15/19-08/15/21     1,250,000     1,559,156    1,010,000     1,269,863    2,130,000     2,659,406
U.S. TREASURY BONDS,
8.50%, 02/15/20                      0            --      200,000       257,938            0            --
U.S. TREASURY BONDS,
8.75%, 11/15/08-08/15/20     1,150,000     1,418,610    2,350,000     3,072,625    2,500,000     3,257,188
U.S. TREASURY BONDS,
8.88%, 08/15/17-02/15/19             0            --      950,000     1,241,531    1,000,000     1,322,188
U.S. TREASURY BONDS,
9.00%, 11/15/18                      0            --      350,000       466,703            0            --
U.S. TREASURY BONDS,
9.13%, 05/15/09-05/15/18       500,000       545,625      600,000       805,125            0            --
U.S. TREASURY BONDS,
9.25%, 02/15/16                      0            --            0            --      810,000     1,075,781
U.S. TREASURY BONDS,
9.38%, 02/15/06              1,450,000     1,670,219      800,000       921,500    1,000,000     1,151,875
U.S. TREASURY BONDS,
9.88%, 11/15/15                      0            --            0            --    1,000,000     1,386,250
U.S. TREASURY BONDS,
10.00%, 05/15/10             1,000,000     1,150,938      330,000       379,810            0            --
U.S. TREASURY BONDS,
10.63%, 11/15/09-08/15/15            0            --      450,000       612,719    1,950,000     2,637,485
U.S. TREASURY BONDS,
10.75%, 02/15/03-08/15/05    2,400,000     2,874,000      400,000       479,000      550,000       658,625
U.S. TREASURY BONDS,
11.13%, 08/15/03               600,000       679,500            0            --            0            --
U.S. TREASURY BONDS,
11.25%, 02/15/15               500,000       752,500      600,000       903,000    1,000,000     1,505,000
U.S. TREASURY BONDS,
11.63%, 11/15/02-11/15/04      900,000     1,082,532            0            --            0            --
U.S. TREASURY BONDS,
11.75%, 02/15/10-11/15/14      230,000       321,137      710,000       991,338            0            --
U.S. TREASURY BONDS,
11.88%, 11/15/03               950,000     1,105,860            0            --            0            --
U.S. TREASURY BONDS,
12.00%, 05/15/05-08/15/13      500,000       619,687    1,100,000     1,501,844            0            --
U.S. TREASURY BONDS,
12.38%, 05/15/04               700,000       842,407            0            --            0            --
U.S. TREASURY BONDS,
12.50%, 08/15/14               350,000       502,469      350,000       502,469    1,000,000     1,435,625
U.S. TREASURY BONDS,
13.75%, 08/15/04               100,000       126,406            0            --            0            --
U.S. TREASURY BONDS,
15.75%, 11/15/01                     0            --    1,600,000     1,774,000            0            --
U.S. TREASURY NOTES,
4.25%, 11/15/03              1,200,000     1,136,250            0            --            0            --
U.S. TREASURY NOTES,
4.75%, 02/15/04-11/15/08     3,500,000     3,301,812            0            --            0            --
U.S. TREASURY NOTES,
5.25%, 08/15/03-05/15/04     3,400,000     3,317,407    1,250,000     1,221,875            0            --
U.S. TREASURY NOTES,
5.38%, 06/30/03              2,000,000     1,961,876            0            --            0            --
U.S. TREASURY NOTES,
5.50%, 08/31/01-05/15/09    12,400,000    12,173,189    1,530,000     1,486,969            0            --
U.S. TREASURY NOTES,
5.63%, 09/30/01-05/15/08     9,200,000     9,068,378    2,000,000     1,973,360            0            --
U.S. TREASURY NOTES,
5.75%, 10/31/02-08/15/03     8,000,000     7,926,939    1,300,000     1,287,813            0            --
U.S. TREASURY NOTES,
5.88%, 10/31/01-11/15/05    16,700,000    16,604,724      750,000       745,547      300,000       298,219
U.S. TREASURY NOTES,
6.00%, 07/31/02-08/15/09     5,200,000     5,207,064    1,900,000     1,892,875            0            --
U.S. TREASURY NOTES,
6.13%, 12/31/01-08/15/07     4,450,000     4,460,376      450,000       453,656            0            --
U.S. TREASURY NOTES,
6.25%, 10/31/01-02/15/07     9,350,000     9,385,239    2,710,000     2,720,898            0            --
U.S. TREASURY NOTES,
6.38%, 09/30/01-08/15/02     6,600,000     6,609,879    2,000,000     2,005,626            0            --
U.S. TREASURY NOTES,
6.50%, 08/31/01-02/15/10    15,920,000    16,234,190    1,950,000     1,993,454    1,200,000     1,228,688
U.S. TREASURY NOTES,
6.63%, 03/31/02-05/15/07     5,950,000     6,065,594    1,500,000     1,537,657      500,000       517,500
U.S. TREASURY NOTES,
6.75%, 05/15/05              2,000,000     2,061,876            0            --            0            --
U.S. TREASURY NOTES,
6.88%, 05/15/06              2,900,000     3,018,720    1,410,000     1,467,723      300,000       312,281
U.S. TREASURY NOTES,
7.00%, 07/15/06              4,840,000     5,071,415    1,100,000     1,152,594            0            --
U.S. TREASURY NOTES,
7.25%, 05/15/04-08/15/04     4,800,000     4,994,563    1,250,000     1,301,563            0            --
U.S. TREASURY NOTES,
7.50%, 11/15/01-02/15/05     5,850,000     6,043,002    1,400,000     1,477,874      100,000       105,563
U.S. TREASURY NOTES,
7.88%, 08/15/01-11/15/04     1,700,000     1,812,095            0            --            0            --
                                        ------------               ------------               ------------
TOTAL U.S. TREASURY BONDS
& NOTES
(COST $53,641,570,
$121,513,479,
$145,213,784,
$54,339,773 AND
$35,386,067 RESPECTIVELY)               $145,523,946               $ 55,691,044               $ 36,254,619

LIFEPATH MASTER PORTFOLIOS            SCHEDULES OF INVESTMENTS - AUGUST 31, 2000
(UNAUDITED)
--------------------------------------------------------------------------------

                               LIFEPATH INCOME             LIFEPATH 2010
------------------------------------------------------------------------------
                            PRINCIPAL      VALUE      PRINCIPAL      VALUE
SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                         2.02%                      6.00%
GOLDMAN SACHS FINANCIAL
SQUARE PRIME OBLIGATION
FUND++                         498,542  $   498,542    5,596,742  $  5,596,742
SHORT TERM INVESTMENT
COMPANY LIQUID ASSETS
PORTFOLIO++                  1,000,000    1,000,000    6,000,000     6,000,000
FEDERAL HOME LOAN
MORTGAGE CORPORATION
DISCOUNT NOTE, 6.43%,
10/24/00++                     168,906      168,906    1,307,110     1,307,110
PROVIDIAN TEMP CASH MONEY
MARKET FUND++                  266,277      266,277    2,060,634     2,060,634
                                        -----------               ------------
TOTAL SHORT TERM
INSTRUMENTS
(COST $1,933,725,
$14,964,486, $41,587,847,
$24,074,452
AND $51,770,500
RESPECTIVELY)                           $ 1,933,725               $ 14,964,486
REPURCHASE AGREEMENT
PERCENT OF NET ASSETS                        23.80%                     10.27%
MORGAN STANLEY TRI PARTY
REPURCHASE AGREEMENT,
DATED 8/31/00, DUE
09/01/00, WITH A MATURITY
VALUE OF $85,816,892 AND
AN EFFECTIVE YIELD OF
6.35%.                      22,755,814  $22,755,814   25,637,236  $ 25,637,236
                                        -----------               ------------
TOTAL REPURCHASE
AGREEMENT
(COST $22,755,814,
$25,637,236, $25,273,471,
$10,784,020 AND
$1,351,216 RESPECTIVELY)                $22,755,814               $ 25,637,236

TOTAL INVESTMENTS IN
SECURITIES
(COST $92,811,432,
$234,634,641,
$435,404,037,
$249,011,390 AND
$450,980,448
RESPECTIVELY)                  101.67%  $97,213,585      105.64%  $263,722,290
OTHER ASSETS AND
LIABILITIES, NET               (1.67)%   (1,593,891)     (5.64)%   (14,070,036)
                           -----------  -----------  -----------  ------------
TOTAL NET ASSETS               100.00%  $95,619,694      100.00%  $249,652,254
                           -----------  -----------  -----------  ------------

  +  NON-INCOME EARNING SECURITIES.
 ++ REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS. SEE NOTE 4.

The accompanying notes are an integral part of the financial statements.

SCHEDULES OF INVESTMENTS - AUGUST 31, 2000 (UNAUDITED)           LIFEPATH MASTER
PORTFOLIOS
--------------------------------------------------------------------------------

                                 LIFEPATH 2020              LIFEPATH 2030              LIFEPATH 2040
----------------------------------------------------------------------------------------------------------
                            PRINCIPAL      VALUE       PRINCIPAL      VALUE       PRINCIPAL      VALUE
SHORT TERM INSTRUMENTS
PERCENT OF NET ASSETS                          8.61%                      7.77%                      9.19%
GOLDMAN SACHS FINANCIAL
SQUARE PRIME OBLIGATION
FUND++                      11,713,785  $ 11,713,785    6,656,519  $  6,656,519   14,540,820  $ 14,540,820
SHORT TERM INVESTMENT
COMPANY LIQUID ASSETS
PORTFOLIO++                 20,514,753    20,514,753   12,000,000    12,000,000   26,000,000    26,000,000
FEDERAL HOME LOAN
MORTGAGE CORPORATION
DISCOUNT NOTE, 6.43%,
10/24/00++                   3,632,594     3,632,594    2,102,842     2,102,842    4,522,022     4,522,022
PROVIDIAN TEMP CASH MONEY
MARKET FUND++                5,726,715     5,726,715    3,315,091     3,315,091    6,707,658     6,707,658
                                        ------------               ------------               ------------
TOTAL SHORT TERM
INSTRUMENTS
(COST $1,933,725,
$14,964,486, $41,587,847,
$24,074,452
AND $51,770,500
RESPECTIVELY)                           $ 41,587,847               $ 24,074,452               $ 51,770,500
REPURCHASE AGREEMENT
PERCENT OF NET ASSETS                          5.23%                      3.48%                      0.24%
MORGAN STANLEY TRI PARTY
REPURCHASE AGREEMENT,
DATED 8/31/00, DUE
09/01/00, WITH A MATURITY
VALUE OF $85,816,892 AND
AN EFFECTIVE YIELD OF
6.35%.                      25,273,471  $ 25,273,471   10,784,020  $ 10,784,020    1,351,216  $  1,351,216
                                        ------------               ------------               ------------
TOTAL REPURCHASE
AGREEMENT
(COST $22,755,814,
$25,637,236, $25,273,471,
$10,784,020 AND
$1,351,216 RESPECTIVELY)                $ 25,273,471               $ 10,784,020               $  1,351,216

TOTAL INVESTMENTS IN
SECURITIES
(COST $92,811,432,
$234,634,641,
$435,404,037,
$249,011,390 AND
$450,980,448
RESPECTIVELY)                  108.43%  $523,767,951      107.77%  $334,141,591      109.27%  $615,424,246
OTHER ASSETS AND
LIABILITIES, NET               (8.43)%   (40,707,324)     (7.77)%   (24,085,460)     (9.27)%   (52,189,657)
                           -----------  ------------  -----------  ------------  -----------  ------------
TOTAL NET ASSETS               100.00%  $483,060,627      100.00%  $310,056,131      100.00%  $563,234,589
                           -----------  ------------  -----------  ------------  -----------  ------------

LIFEPATH MASTER PORTFOLIOS     STATEMENTS OF ASSETS AND LIABILITIES - AUGUST 31,
2000 (UNAUDITED)
--------------------------------------------------------------------------------

                            LIFEPATH INCOME     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

ASSETS
INVESTMENTS
  IN SECURITIES, AT
    MARKET VALUE (SEE
    COST BELOW)
    (NOTE 1).............  $    74,457,771   $    238,085,054  $    498,494,480  $    323,357,571  $    614,073,030
  REPURCHASE AGREEMENTS
    (NOTE 1).............       22,755,814         25,637,236        25,273,471        10,784,020         1,351,216
                           ---------------   ----------------  ----------------  ----------------  ----------------
  TOTAL INVESTMENTS IN
    SECURITIES...........       97,213,585        263,722,290       523,767,951       334,141,591       615,424,246
                           ---------------   ----------------  ----------------  ----------------  ----------------
RECEIVABLES
  INVESTMENT SECURITIES
    SOLD.................                0                  0            90,000            66,000           156,000
  DIVIDENDS AND
    INTEREST.............          599,117          1,546,971         2,037,225           727,045           947,693
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL ASSETS.............       97,812,702        265,269,261       525,895,176       334,934,636       616,527,939
                           ---------------   ----------------  ----------------  ----------------  ----------------

LIABILITIES
PAYABLES
  COLLATERAL FOR
    SECURITIES LOANED
    (NOTE 4).............        1,933,725         14,964,486        41,587,847        24,074,452        51,770,500
  DUE TO BGI (NOTE 2)....          259,283            652,521         1,246,702           804,053         1,522,850
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL LIABILITIES........        2,193,008         15,617,007        42,834,549        24,878,505        53,293,350
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL NET ASSETS.........  $    95,619,694   $    249,652,254  $    483,060,627  $    310,056,131  $    563,234,589
                           ---------------   ----------------  ----------------  ----------------  ----------------
INVESTMENTS AT COST......  $    92,811,432   $    234,634,641  $    435,404,037  $    249,011,390  $    450,980,448
                           ---------------   ----------------  ----------------  ----------------  ----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED AUGUST 31, 2000
(UNAUDITED)                                           LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                            LIFEPATH INCOME     LIFEPATH 2010     LIFEPATH 2020     LIFEPATH 2030     LIFEPATH 2040
                           MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO  MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS+.............  $       140,717   $        732,721  $      1,994,048  $      1,598,567  $      3,460,059
  INTEREST++.............        2,192,118          3,918,698         4,534,695         1,513,453           468,170
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL INVESTMENT
  INCOME.................        2,332,835          4,651,419         6,528,743         3,112,020         3,928,229
                           ---------------   ----------------  ----------------  ----------------  ----------------

EXPENSES (NOTE 2)
  ADVISORY FEES..........          259,282            652,521         1,246,702           804,053         1,522,850
                           ---------------   ----------------  ----------------  ----------------  ----------------
TOTAL EXPENSES...........          259,282            652,521         1,246,702           804,053         1,522,850
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET INVESTMENT INCOME....        2,073,553          3,998,898         5,282,041         2,307,967         2,405,379
                           ---------------   ----------------  ----------------  ----------------  ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........        3,619,518          8,128,815        12,163,265         6,844,122        23,459,612
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (662,112)         1,736,694        12,160,995        14,369,713        19,763,487
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET GAIN ON
  INVESTMENTS............        2,957,406          9,865,509        24,324,260        21,213,835        43,223,099
                           ---------------   ----------------  ----------------  ----------------  ----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............  $     5,030,959   $     13,864,407  $     29,606,301  $     23,521,802  $     45,628,478
                           ---------------   ----------------  ----------------  ----------------  ----------------
 + NET OF FOREIGN
      WITHHOLDING TAX
      OF:................  $         5,625   $         24,281  $         60,384  $         57,058  $        107,229
++ INTEREST INCOME
      INCLUDES SECURITIES
      LENDING INCOME
      OF:................  $         1,382   $         12,277  $         37,605  $         26,482  $         60,803

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

LIFEPATH MASTER PORTFOLIOS                   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                            LIFEPATH INCOME MASTER PORTFOLIO     LIFEPATH 2010 MASTER PORTFOLIO
                           ----------------------------------  ----------------------------------
                               FOR THE SIX                         FOR THE SIX
                              MONTHS ENDED            FOR THE     MONTHS ENDED            FOR THE
                           AUGUST 31, 2000         YEAR ENDED  AUGUST 31, 2000         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 29, 2000      (UNAUDITED)  FEBRUARY 29, 2000
-------------------------------------------------------------------------------------------------

FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $     2,073,553  $       4,330,040  $     3,998,898  $       7,464,247
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........        3,619,518          2,506,435        8,128,815         17,805,780
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (662,112)        (1,106,762)       1,736,694         (6,180,937)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............        5,030,959          5,729,713       13,864,407         19,089,090
                           ---------------  -----------------  ---------------  -----------------

INTERESTHOLDER TRANSACTIONS
  CONTRIBUTIONS..........       13,866,851         43,145,007       45,826,394         94,838,352
  WITHDRAWALS............      (17,338,902)       (71,554,344)     (39,270,166)      (128,256,885)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........       (3,472,051)       (28,409,337)       6,556,228        (33,418,533)
                           ---------------  -----------------  ---------------  -----------------
                           ---------------  -----------------  ---------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............        1,558,908        (22,679,624)      20,420,635        (14,329,443)
                           ---------------  -----------------  ---------------  -----------------

NET ASSETS
-------------------------------------------------------------------------------------------------
  BEGINNING OF PERIOD....       94,060,786        116,740,410      229,231,619        243,561,062
                           ---------------  -----------------  ---------------  -----------------
END OF PERIOD............  $    95,619,694  $      94,060,786  $   249,652,254  $     229,231,619
                           ---------------  -----------------  ---------------  -----------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                   LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                             LIFEPATH 2020 MASTER PORTFOLIO      LIFEPATH 2030 MASTER PORTFOLIO
                           ----------------------------------  ----------------------------------
                               FOR THE SIX                         FOR THE SIX
                              MONTHS ENDED            FOR THE     MONTHS ENDED            FOR THE
                           AUGUST 31, 2000         YEAR ENDED  AUGUST 31, 2000         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 29, 2000      (UNAUDITED)  FEBRUARY 29, 2000
-------------------------------------------------------------------------------------------------

FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $     5,282,041  $       8,682,071  $     2,307,967  $       4,706,083
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........       12,163,265         33,627,531        6,844,122         31,399,199
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       12,160,995         (2,423,834)      14,369,713         (1,042,385)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............       29,606,301         39,885,768       23,521,802         35,062,897
                           ---------------  -----------------  ---------------  -----------------

INTERESTHOLDER TRANSACTIONS
  CONTRIBUTIONS..........      126,357,753        168,045,167       51,173,633         88,855,257
  WITHDRAWALS............      (66,433,754)      (180,564,241)     (36,857,981)      (128,529,895)
                           ---------------  -----------------  ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........       59,923,999        (12,519,074)      14,315,652        (39,674,638)
                           ---------------  -----------------  ---------------  -----------------
                           ---------------  -----------------  ---------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............       89,530,300         27,366,694       37,837,454         (4,611,741)
                           ---------------  -----------------  ---------------  -----------------

NET ASSETS
-------------------------------------------------------------------------------------------------
  BEGINNING OF PERIOD....      393,530,327        366,163,633      272,218,677        276,830,418
                           ---------------  -----------------  ---------------  -----------------
END OF PERIOD............  $   483,060,627  $     393,530,327  $   310,056,131  $     272,218,677
                           ---------------  -----------------  ---------------  -----------------

                             LIFEPATH 2040 MASTER PORTFOLIO
                           ----------------------------------
                               FOR THE SIX
                              MONTHS ENDED            FOR THE
                           AUGUST 31, 2000         YEAR ENDED
                               (UNAUDITED)  FEBRUARY 29, 2000
-------------------------
FROM OPERATIONS
  NET INVESTMENT
    INCOME...............  $     2,405,379  $       5,036,306
  NET REALIZED GAIN ON
    SALE OF
    INVESTMENTS..........       23,459,612         52,425,320
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........       19,763,487         19,635,208
                           ---------------  -----------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS.............       45,628,478         77,096,834
                           ---------------  -----------------
INTERESTHOLDER TRANSACTIO
  CONTRIBUTIONS..........       61,791,381        194,264,394
  WITHDRAWALS............      (84,045,168)      (224,020,215)
                           ---------------  -----------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM INTERESTHOLDER
  TRANSACTIONS...........      (22,253,787)       (29,755,821)
                           ---------------  -----------------
                           ---------------  -----------------
INCREASE (DECREASE) IN
  NET ASSETS.............       23,374,691         47,341,013
                           ---------------  -----------------
NET ASSETS
-------------------------
  BEGINNING OF PERIOD....      539,859,898        492,518,885
                           ---------------  -----------------
END OF PERIOD............  $   563,234,589  $     539,859,898
                           ---------------  -----------------

LIFEPATH MASTER PORTFOLIOS         NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated October 21, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.
   These financial statements relate to the LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030 and LifePath 2040 Master Portfolios (each, a "Master Portfolio", collectively the "Master Portfolios").
   The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   The equity securities of each Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method.

FEDERAL INCOME TAXES
   MIP believes that each Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that each Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in a Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, each Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.
   It is intended that each Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualification not within the control of the Master Portfolio (e.g. distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

FUTURES CONTRACTS
   The Master Portfolios may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of August 31, 2000, there were no open long futures contracts outstanding.

REPURCHASE AGREEMENTS
   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Schedule of Investments. The advisor to the Master Portfolios may pool each Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price. The repurchase agreements entered into on August 31, 2000 by the Master Portfolios were fully collateralized by U.S. Government obligations with a rate of 5.50%, a maturity date of 02/28/03 and an aggregate market value of $87,548,481.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
   Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.55% of the average daily net assets of each of the Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.
   Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of each Master Portfolio.
   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolios.
   The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolios, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolios. BGI and Stephens may delegate certain of their administration duties to sub-administrators.
   Certain officers and trustees of MIP are also officers of Stephens. As of August 31, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

LIFEPATH MASTER PORTFOLIOS         NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

3. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
   Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the six months ended August 31, 2000, were as follows:

    Aggregate Purchases        LifePath Income    LifePath 2010     LifePath 2020     LifePath 2030     LifePath 2040
    and Sales of:              Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio  Master Portfolio
    U.S. GOVERNMENT OBLIGATIONS:

    PURCHASES AT COST            $ 2,969,541       $28,194,766       $63,324,207       $22,904,625       $34,096,634

    SALES PROCEEDS                11,367,132        22,266,375        33,376,181         9,572,016         3,321,569

    OTHER SECURITIES:

    PURCHASES AT COST            $ 9,531,498       $41,636,481       $79,476,353       $35,700,653       $38,325,264

    SALES PROCEEDS                12,211,307        48,436,996        54,942,885        36,244,240        87,634,003

   As of August 31, 2000 the Master Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

                                        Tax        Unrealized    Unrealized   Net Unrealized
    Master Portfolio                    Cost      Appreciation  Depreciation   Appreciation
    LIFEPATH INCOME MASTER
      PORTFOLIO                     $ 92,811,432  $  5,724,933  $ (1,322,780)  $  4,402,153

    LIFEPATH 2010 MASTER PORTFOLIO   234,634,641    32,730,382    (3,642,733)    29,087,649

    LIFEPATH 2020 MASTER PORTFOLIO   435,404,037    99,281,379   (10,917,465)    88,363,914

    LIFEPATH 2030 MASTER PORTFOLIO   249,011,390    94,048,787    (8,918,586)    85,130,201

    LIFEPATH 2040 MASTER PORTFOLIO   450,980,448   189,508,547   (25,064,749)   164,443,798

4. PORTFOLIO SECURITIES LOANED
--------------------------------------------------------------------------------
   As of August 31, 2000, the Master Portfolios had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market mutual funds. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                           Value of     Value of
Master Portfolio                          Securities   Collateral
LIFEPATH INCOME MASTER PORTFOLIO          $ 1,872,563  $ 1,933,725

LIFEPATH 2010 MASTER PORTFOLIO             14,533,869   14,964,486

LIFEPATH 2020 MASTER PORTFOLIO             40,313,331   41,587,847

LIFEPATH 2030 MASTER PORTFOLIO             23,295,075   24,074,452

LIFEPATH 2040 MASTER PORTFOLIO             50,152,653   51,770,500

NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)         LIFEPATH MASTER PORTFOLIOS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
   The ratios of expenses to average net assets, net investment income to average net assets and portfolio turnover rates, excluding short-term securities, for the Master Portfolios were as follows:

                                                Six          For the
                                           Months Ended     Year Ended
                                          August 31, 2000  February 29,
                                            (Unaudited)        2000
LIFEPATH INCOME MASTER PORTFOLIO

RATIO OF EXPENSES TO AVERAGE NET ASSETS+         0.55%          0.55%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS+                            4.40%          4.03%

PORTFOLIO TURNOVER RATE                            16%            55%

LIFEPATH 2010 MASTER PORTFOLIO

RATIO OF EXPENSES TO AVERAGE NET ASSETS+         0.55%          0.55%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS+                            3.37%          3.20%

PORTFOLIO TURNOVER RATE                            33%            49%

LIFEPATH 2020 MASTER PORTFOLIO

RATIO OF EXPENSES TO AVERAGE NET ASSETS+         0.55%          0.55%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS+                            2.33%          2.27%

PORTFOLIO TURNOVER RATE                            21%            43%

LIFEPATH 2030 MASTER PORTFOLIO

RATIO OF EXPENSES TO AVERAGE NET ASSETS+         0.55%          0.55%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS+                            1.58%          1.72%

PORTFOLIO TURNOVER RATE                            16%            26%

LIFEPATH 2040 MASTER PORTFOLIO

RATIO OF EXPENSES TO AVERAGE NET ASSETS+         0.55%          0.55%

RATIO OF NET INVESTMENT INCOME TO
  AVERAGE NET ASSETS+                            0.87%          0.99%

PORTFOLIO TURNOVER RATE                            13%            29%

  +  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.

  Wells Fargo Bank, N.A. and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are sponsored and distributed by Stephens Inc., Member NYSE/SIPC. Wells Fargo Bank, N.A. and its affiliates are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

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